UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2015

Date of reporting period: November 30, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

NOV    11.30.14

SEMI-ANNUAL REPORT

AB LONG/SHORT

MULTI-MANAGER FUND

A discussion of the Fund’s investment performance is not included in this report since the Fund only recently commenced operations on October 1, 2014. A discussion for the Fund’s investment performance will be included in its upcoming Annual Report to Shareholders. AllianceBernstein L.P. would like to thank you for your interest and investment in the Fund.

Investment Products Offered

• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abglobal.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abglobal.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abglobal.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 30, 2014+	Ending Account Value November 30, 2014	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,027.00	$4.42	2.57%
Hypothetical**	$1,000	$1,004.61	$4.37	2.57%
Class C
Actual	$1,000	$1,025.00	$5.76	3.35%
Hypothetical**	$1,000	$1,003.36	$5.70	3.35%
Advisor Class
Actual	$1,000	$1,027.00	$3.96	2.30%
Hypothetical**	$1,000	$1,005.03	$3.92	2.30%
Class R
Actual	$1,000	$1,026.00	$4.73	2.75%
Hypothetical**	$1,000	$1,004.19	$4.68	2.75%
Class K
Actual	$1,000	$1,027.00	$4.32	2.51%
Hypothetical**	$1,000	$1,004.61	$4.27	2.51%
Class I
Actual	$1,000	$1,027.00	$3.91	2.27%
Hypothetical**	$1,000	$1,005.03	$3.86	2.27%
Class Z
Actual	$1,000	$1,027.00	$4.01	2.33%
Hypothetical**	$1,000	$1,005.03	$3.97	2.33%
+	Commencement of operations.

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 61/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

AB LONG/SHORT MULTI-MANAGER FUND •	1

Expense Example

PORTFOLIO SUMMARY

November 30, 2014 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $30.8

SUB-ADVISER ALLOCATION*

22.2%	Lyrical Asset Management LP	US long/short large- and mid-cap value stocks
22.0%	Sirios Capital Management LP	US long/short mid- and large-cap stocks
21.2%	Impala Asset Management LLC	Global long/short cyclical stocks
17.7%	Passport Capital, LLC	Global long/short thematic stocks
15.4%	Kynikos Associates LP	Global short-only stocks
1.5%	Cash

SECURITY TYPE BREAKDOWN*

	Long	Short

Common Stocks	71.9%	-16.8%
Depository Receipts	1.2	-1.0
Options Equity	0.4	—
R.E. Investment Trust Units	1.2	—
Mutual Funds	—	-6.1
Warrants	0.5	—

*	Holdings are expressed as a percentage of total net assets and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).”

2	• AB LONG/SHORT MULTI-MANAGER FUND

Portfolio Summary

PORTFOLIO OF INVESTMENTS

November 30, 2014 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 71.9%
Consumer Discretionary – 19.3%
Auto Components – 1.5%
Goodyear Tire & Rubber Co. (The)	5,809	$159,225
Johnson Controls, Inc.	5,885	294,250

		453,475

Automobiles – 0.4%
Harley-Davidson, Inc.	1,682	117,202

Diversified Consumer Services – 0.7%
Service Corp. International/US(a)	8,983	203,016

Hotels, Restaurants & Leisure – 3.2%
Brinker International, Inc.	1,766	99,479
Carnival Corp.	3,279	144,801
Cracker Barrel Old Country Store, Inc.	826	105,736
Marriott International, Inc./DE – Class A	3,480	274,189
Starbucks Corp.	1,148	93,229
Wyndham Worldwide Corp.	2,670	222,571
Wynn Resorts Ltd.	285	50,904

		990,909

Household Durables – 3.9%
Jarden Corp.(b)	4,056	179,072
Lennar Corp. – Class A	5,294	250,089
NVR, Inc.(b)	167	210,198
PulteGroup, Inc.	4,483	96,967
Ryland Group, Inc. (The)	5,135	200,933
Whirlpool Corp.	1,490	277,393

		1,214,652

Internet & Catalog Retail – 1.5%
Liberty Interactive Corp. – Class A(b)	9,127	266,052
NetFlix, Inc.(a)(b)	607	210,380

		476,432

Leisure Products – 0.7%
Brunswick Corp./DE	2,052	101,943
Polaris Industries, Inc.	766	120,040

		221,983

Media – 5.3%
Charter Communications, Inc. – Class A(b)	1,160	196,852
Comcast Corp. – Class A	4,824	275,161
DISH Network Corp. – Class A(b)	3,794	301,281
Time Warner Cable, Inc. – Class A	752	112,259
Time Warner, Inc.	3,649	310,603
Twenty-First Century Fox, Inc. – Class A	6,428	236,550
Viacom, Inc. – Class B(a)	2,084	157,613
Walt Disney Co. (The)	490	45,330

		1,635,649

AB LONG/SHORT MULTI-MANAGER FUND •	3

Portfolio of Investments

Company	Shares	U.S. $ Value

Multiline Retail – 1.5%
Dollar General Corp.(b)	3,604	$240,531
Macy’s, Inc.	3,269	212,191

		452,722

Specialty Retail – 0.3%
Penske Automotive Group, Inc.(a)	2,082	98,583

Textiles, Apparel & Luxury Goods – 0.3%
Skechers U.S.A., Inc.(b)	1,535	94,264

		5,958,887

Industrials – 14.8%
Aerospace & Defense – 2.9%
Airbus Group NV	2,669	162,587
Boeing Co. (The)	661	88,812
Finmeccanica SpA(b)	3,688	35,735
General Dynamics Corp.	1,096	159,315
Precision Castparts Corp.(a)	767	182,469
Raytheon Co.	2,553	272,405

		901,323

Airlines – 2.6%
Air France-KLM(b)	2,187	23,050
American Airlines Group, Inc.	649	31,496
Delta Air Lines, Inc.	6,169	287,907
International Consolidated Airlines Group SA(b)	19,027	135,646
Spirit Airlines, Inc.(b)	670	55,403
United Continental Holdings, Inc.(b)	4,565	279,515

		813,017

Construction & Engineering – 0.6%
AECOM Technology Corp.(b)	2,150	68,821
Fluor Corp.	1,606	99,556

		168,377

Electrical Equipment – 2.1%
Acuity Brands, Inc.(a)	1,463	202,187
Eaton Corp. PLC	4,091	277,492
Rockwell Automation, Inc.	375	43,279
SolarCity Corp.(b)	2,309	126,995

		649,953

Industrial Conglomerates – 0.6%
Danaher Corp.	2,164	180,824

Machinery – 0.4%
Stanley Black & Decker, Inc.	1,251	118,144

Road & Rail – 4.6%
Avis Budget Group, Inc.(b)	2,198	132,210
Canadian Pacific Railway Ltd.	305	58,914
CSX Corp.	3,279	119,651
Hertz Global Holdings, Inc.(b)	10,351	245,732
JB Hunt Transport Services, Inc.	330	27,235

4	• AB LONG/SHORT MULTI-MANAGER FUND

Portfolio of Investments

Company	Shares	U.S. $ Value

Kansas City Southern	542	$64,466
Old Dominion Freight Line, Inc.(a)(b)	2,033	164,754
Ryder System, Inc.	1,022	97,621
Saia, Inc.(a)(b)	2,177	120,758
Union Pacific Corp.(a)	3,252	379,736

		1,411,077

Trading Companies & Distributors – 1.0%
AerCap Holdings NV(b)	4,481	198,553
Air Lease Corp.	1,776	67,541
MRC Global, Inc.(b)	2,154	43,533

		309,627

		4,552,342

Information Technology – 10.5%
Electronic Equipment, Instruments & Components – 1.9%
Corning, Inc.	13,411	281,899
TE Connectivity Ltd.	4,670	299,814

		581,713

Internet Software & Services – 3.5%
Facebook, Inc. – Class A(b)	2,783	216,239
Google, Inc. – Class A(a)(b)	648	355,803
LinkedIn Corp. – Class A(b)	247	55,889
Tencent Holdings Ltd.	10,880	174,552
Yahoo!, Inc.(b)	5,413	280,069

		1,082,552

IT Services – 0.7%
Western Union Co. (The) – Class W	11,172	207,576

Semiconductors & Semiconductor Equipment – 0.9%
Avago Technologies Ltd.	2,990	279,266

Software – 1.1%
Salesforce.com, Inc.(b)	1,042	62,385
Symantec Corp.	11,025	287,642

		350,027

Technology Hardware, Storage & Peripherals – 2.4%
Apple, Inc.	2,522	299,942
Lexmark International, Inc. – Class A	1,311	56,189
NCR Corp.(b)	3,546	105,139
Western Digital Corp.	2,669	275,628

		736,898

		3,238,032

Financials – 6.9%
Banks – 2.7%
Bank of America Corp.	18,720	318,989
Comerica, Inc.(a)	4,838	225,499

AB LONG/SHORT MULTI-MANAGER FUND •	5

Portfolio of Investments

Company	Shares	U.S. $ Value

JPMorgan Chase & Co.	1,013	$60,942
Signature Bank/New York NY(a)(b)	1,994	241,813

		847,243

Capital Markets – 0.9%
Ameriprise Financial, Inc.	2,100	276,717

Consumer Finance – 0.2%
Discover Financial Services	886	58,077

Diversified Financial Services – 1.1%
McGraw Hill Financial, Inc.	2,041	190,752
NASDAQ OMX Group, Inc. (The)	3,561	159,924

		350,676

Insurance – 2.0%
Aflac, Inc.	4,459	266,336
Amtrust Financial Services, Inc.	1,595	81,855
Assurant, Inc.	1,507	101,858
Willis Group Holdings PLC	3,763	160,718

		610,767

		2,143,480

Health Care – 5.9%
Biotechnology – 1.0%
Gilead Sciences, Inc.(a)(b)	2,928	293,737

Health Care Equipment & Supplies – 0.9%
Becton Dickinson and Co.(c)	1,548	217,231
Intuitive Surgical, Inc.(b)	145	75,076

		292,307

Health Care Providers & Services – 2.7%
Aetna, Inc.	3,194	278,644
HCA Holdings, Inc.(b)	589	41,047
UnitedHealth Group, Inc.	1,412	139,266
Universal Health Services, Inc. – Class B(a)	909	95,100
WellPoint, Inc.	2,159	276,158

		830,215

Pharmaceuticals – 1.3%
Merck & Co., Inc.(a)	1,352	81,661
Valeant Pharmaceuticals International, Inc.(b)	2,116	307,772

		389,433

		1,805,692

Energy – 4.4%
Energy Equipment & Services – 1.4%
National Oilwell Varco, Inc.	3,431	230,015
Schlumberger Ltd.	2,519	216,508

		446,523

Oil, Gas & Consumable Fuels – 3.0%
Anadarko Petroleum Corp.	1,185	93,793
EOG Resources, Inc.	2,629	227,987

6	• AB LONG/SHORT MULTI-MANAGER FUND

Portfolio of Investments

Company	Shares	U.S. $ Value

Marathon Petroleum Corp.	2,401	$216,306
Occidental Petroleum Corp.	623	49,697
Phillips 66(a)	1,273	92,954
Suncor Energy, Inc. (New York)	7,221	228,111

		908,848

		1,355,371

Materials – 4.3%
Chemicals – 2.7%
Celanese Corp. – Series A	3,275	196,729
CF Industries Holdings, Inc.	1,380	370,047
Dow Chemical Co. (The)(a)	2,098	102,110
Sherwin-Williams Co. (The)(a)	674	165,036

		833,922

Containers & Packaging – 0.3%
Owens-Illinois, Inc.(b)	3,477	89,150

Metals & Mining – 0.2%
Impala Platinum Holdings Ltd.(b)	3,161	22,989
Newmont Mining Corp.	2,001	36,818

		59,807

Paper & Forest Products – 1.1%
Canfor Corp.(b)	6,005	144,309
Louisiana-Pacific Corp.(b)	13,150	200,406

		344,715

		1,327,594

Consumer Staples – 4.0%
Beverages – 2.2%
Constellation Brands, Inc. – Class A(b)	7,044	679,041

Food & Staples Retailing – 1.4%
Costco Wholesale Corp.	1,799	255,674
Kroger Co. (The)	2,756	164,919

		420,593

Household Products – 0.4%
Church & Dwight Co., Inc.	1,721	132,018

		1,231,652

Telecommunication Services – 1.8%
Diversified Telecommunication Services – 0.8%
Verizon Communications, Inc.(a)	4,873	246,525

Wireless Telecommunication Services – 1.0%
SoftBank Corp.	1,429	95,200
T-Mobile US, Inc.(a)(b)	6,876	200,710

		295,910

		542,435

Total Common Stocks (cost $20,746,839)		22,155,485

AB LONG/SHORT MULTI-MANAGER FUND •	7

Portfolio of Investments

Company	Shares	U.S. $ Value

DEPOSITORY RECEIPTS – 1.2%
Consumer Discretionary – 0.6%
Internet & Catalog Retail – 0.6%
Alibaba Group Holding Ltd. (ADR)(b)	1,119	$124,925
Vipshop Holdings Ltd. (ADR)(b)	2,790	63,780

		188,705

Consumer Staples – 0.6%
Beverages – 0.6%
Anheuser-Busch InBev NV (Sponsored ADR)	1,482	173,379

Total Depository Receipts (cost $325,008)		362,084

R.E. INVESTMENT TRUST UNITS – 1.2%
Financials – 1.2%
Real Estate Investment Trusts (REITs) – 1.2%
Colony Financial, Inc.(a)	4,395	107,897
NorthStar Realty Finance Corp.(a)	13,669	249,733

Total R.E. Investment Trust Units (cost $339,266)		357,630

WARRANTS – 0.5%
Financials – 0.5%
Banks – 0.1%
JPMorgan Chase & Co., expiring 10/28/18(b)	2,374	47,480

Capital Markets – 0.4%
Morgan Stanley BV, expiring 9/28/15	4,651	121,447

Total Warrants (cost $209,147)		168,927

	Contracts
OPTIONS EQUITY – 0.4%
Carbo Ceramics, Inc. Expiration: Mar 2015, Exercise Price: $ 55.00(d)	5	8,827
Energy Select Sector SPDR Fund Expiration: Dec 2014, Exercise Price: $ 81.00(d)	95	28,120
Fortescue Metals Group Ltd. Expiration: Mar 2015, Exercise Price: AUD 3.30(d)	174	9,472
Fortescue Metals Group Ltd. Expiration: Mar 2015, Exercise Price: AUD 3.50(d)	60	3,981
ITT Educational Services, Inc. Expiration: Apr 2015, Exercise Price: $ 5.00(d)	11	809
Las Vegas Sands Corp. Expiration: Dec 2014, Exercise Price: $ 60.00(d)	24	1,252
Las Vegas Sands Corp. Expiration: Mar 2015, Exercise Price: $ 57.50(d)	11	1,992
Netflix, Inc. Expiration: Jul 2015, Exercise Price: $ 350.00(d)	1	4,190

8	• AB LONG/SHORT MULTI-MANAGER FUND

Portfolio of Investments

Company	Contracts	U.S. $ Value

Netflix, Inc. Expiration: Jul 2015, Exercise Price: $ 415.00(d)	1	$8,392
NU Skin Enterprises, Inc. Expiration: Mar 2015, Exercise Price: $ 40.00(d)	25	11,899
NU Skin Enterprises, Inc. Expiration: Mar 2015, Exercise Price: $ 45.00(d)	5	3,682
Petroleo Brasileiro SA Expiration: Apr 2015, Exercise Price: $ 13.00(d)	12	4,317
Stratasys, Inc. Expiration: Jun 2015, Exercise Price: $ 100.00(d)	4	4,602
Tesla Motors, Inc. Expiration: Jun 2015, Exercise Price: $ 240.00(d)	2	5,477
Tesla Motors, Inc. Expiration: Mar 2015, Exercise Price: $ 200.00(d)	4	2,495
Tesla Motors, Inc. Expiration: Mar 2015, Exercise Price: $ 220.00(d)	4	4,537
Trulia, Inc. Expiration: Jul 2015, Exercise Price: $ 43.00(d)	10	5,343
Trulia, Inc. Expiration: Jul 2015, Exercise Price: $ 50.00(d)	5	4,343
Ulta Salon Cosmetics and Fragrances Expiration: Mar 2015, Exercise Price: $ 110.00(d)	11	4,522
Ulta Salon Cosmetics and Fragrances Expiration: Mar 2015, Exercise Price: $ 115.00(d)	8	4,454
Wynn Resorts Ltd. Expiration: Dec 2014, Exercise Price: $ 179.00(d)	8	3,551
Wynn Resorts Ltd. Expiration: Mar 2015, Exercise Price: $ 174.00(d)	3	2,595

Total Options Equity (premiums paid $132,381)		128,852

	Shares
SHORT-TERM INVESTMENTS – 12.5%
Investment Companies – 12.5%
AB Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.08%(c)(e) (cost $3,846,208)	3,846,208	3,846,208

Total Investments Before Securities Sold Short – 87.7% (cost $25,598,849)		27,019,186

SECURITIES SOLD SHORT – (23.9)%
COMMON STOCKS – (16.8)%
Consumer Discretionary – (5.0)%
Auto Components – (0.1)%
Continental AG	(76)	(15,982)

Automobiles – (0.6)%
Fiat Chrysler Automobiles NV(b)	(2,722)	(33,983)
General Motors Co.	(3,836)	(128,237)
Tesla Motors, Inc.(b)	(102)	(24,941)

		(187,161)

AB LONG/SHORT MULTI-MANAGER FUND •	9

Portfolio of Investments

Company	Shares	U.S. $ Value

Distributors – (0.1)%
LKQ Corp.(b)	(1,301)	$(37,794)

Diversified Consumer Services – (0.6)%
Apollo Education Group, Inc.(b)	(1,552)	(48,454)
DeVry Education Group, Inc.	(862)	(42,117)
Grand Canyon Education, Inc.(b)	(470)	(21,465)
Sotheby’s	(891)	(36,005)
Strayer Education, Inc.(b)	(374)	(28,308)

		(176,349)

Hotels, Restaurants & Leisure – (1.0)%
Dunkin’ Brands Group, Inc.	(700)	(33,845)
Genting Singapore PLC	(12,000)	(10,486)
Las Vegas Sands Corp.	(668)	(42,545)
Marriott International, Inc./DE	(249)	(19,619)
MGM Resorts International(b)	(2,419)	(55,178)
Norwegian Cruise Line Holdings Ltd.(b)	(654)	(28,704)
Penn National Gaming, Inc.(b)	(4,637)	(65,845)
Wynn Resorts Ltd.	(268)	(47,867)

		(304,089)

Household Durables – (0.1)%
Garmin Ltd.	(492)	(28,192)

Internet & Catalog Retail – (0.7)%
Amazon.com, Inc.(b)	(344)	(116,492)
Expedia, Inc.	(381)	(33,189)
Netflix, Inc.(b)	(60)	(20,795)
Priceline Group, Inc. (The)(b)	(27)	(31,325)
RetailMeNot, Inc.(b)	(612)	(9,012)

		(210,813)

Media – (0.1)%
DISH Network Corp. – Class A(b)	(322)	(25,570)

Multiline Retail – (0.3)%
Macy’s, Inc.	(294)	(19,084)
Target Corp.	(1,192)	(88,208)

		(107,292)

Specialty Retail – (1.3)%
Best Buy Co., Inc.	(2,367)	(93,283)
CarMax, Inc.(b)	(443)	(25,242)
Dick’s Sporting Goods, Inc.	(504)	(25,507)
Five Below, Inc.(b)	(898)	(41,901)
GameStop Corp. – Class A	(503)	(19,018)
Home Depot, Inc. (The)	(190)	(18,886)
Men’s Wearhouse, Inc. (The)	(395)	(18,454)
O’Reilly Automotive, Inc.(b)	(113)	(20,650)
Outerwall, Inc.(b)	(463)	(32,540)
Restoration Hardware Holdings, Inc.(b)	(380)	(32,099)

10	• AB LONG/SHORT MULTI-MANAGER FUND

Portfolio of Investments

Company	Shares	U.S. $ Value

Ulta Salon Cosmetics & Fragrance, Inc.(b)	(305)	$(38,580)
Vitamin Shoppe, Inc.(b)	(721)	(34,507)

		(400,667)

Textiles, Apparel & Luxury Goods – (0.1)%
Coach, Inc.	(643)	(23,868)
Michael Kors Holdings Ltd.(b)	(320)	(24,547)

		(48,415)

		(1,542,324)

Industrials – (3.6)%
Aerospace & Defense – (0.8)%
B/E Aerospace, Inc.(b)	(292)	(22,738)
Boeing Co. (The)	(911)	(122,402)
Bombardier, Inc.	(15,721)	(59,942)
General Dynamics Corp.	(79)	(11,484)
Honeywell International, Inc.	(258)	(25,560)
United Technologies Corp.	(129)	(14,200)

		(256,326)

Airlines – (0.4)%
Copa Holdings SA	(216)	(24,173)
Deutsche Lufthansa AG	(2,005)	(35,711)
Norwegian Air Shuttle ASA(b)	(1,409)	(52,973)
Virgin America, Inc.(b)	(511)	(19,254)

		(132,111)

Commercial Services & Supplies – (0.1)%
ADT Corp. (The)	(722)	(25,227)

Construction & Engineering – (0.1)%
Chicago Bridge & Iron Co. NV	(436)	(21,813)

Electrical Equipment – (0.3)%
Eaton Corp. PLC	(212)	(14,380)
Eaton Corp. PLC	(343)	(23,266)
SolarCity Corp.(b)	(520)	(28,600)
Vestas Wind Systems A/S(b)	(972)	(35,870)

		(102,116)

Industrial Conglomerates – (0.7)%
3M Co.	(170)	(27,215)
Danaher Corp.	(344)	(28,745)
General Electric Co.	(4,248)	(112,530)
Siemens AG	(240)	(28,367)

		(196,857)

Machinery – (0.8)%
Caterpillar, Inc.	(1,852)	(186,311)
Cummins, Inc.	(127)	(18,494)
Joy Global, Inc.	(327)	(16,036)
PACCAR, Inc.	(359)	(24,060)

		(244,901)

AB LONG/SHORT MULTI-MANAGER FUND •	11

Portfolio of Investments

Company	Shares	U.S. $ Value

Road & Rail – (0.1)%
Avis Budget Group, Inc.(b)	(544)	$(32,721)

Trading Companies & Distributors – (0.3)%
Fastenal Co.	(2,154)	(97,361)

Transportation Infrastructure – 0.0%
Atlantia SpA	(442)	(11,134)

		(1,120,567)

Information Technology – (2.1)%
Internet Software & Services – (0.4)%
Gogo, Inc.(b)	(567)	(8,970)
LinkedIn Corp.(b)	(141)	(31,904)
Pandora Media, Inc.(b)	(1,019)	(20,034)
Rackspace Hosting, Inc.(b)	(750)	(34,432)
Trulia, Inc.(b)	(680)	(34,564)

		(129,904)

IT Services – (0.3)%
International Business Machines Corp.	(535)	(86,761)
VeriFone Systems, Inc.(b)	(306)	(10,912)

		(97,673)

Semiconductors & Semiconductor Equipment – (0.3)%
Applied Materials, Inc.	(965)	(23,208)
Canadian Solar, Inc.(b)	(820)	(19,918)
First Solar, Inc.(b)	(381)	(18,593)
Intel Corp.	(1,027)	(38,256)

		(99,975)

Software – (0.8)%
Salesforce.com, Inc.(b)	(720)	(43,106)
Splunk, Inc.(b)	(1,504)	(100,918)
Workday, Inc. Class A(b)	(929)	(80,870)

		(224,894)

Technology Hardware, Storage & Peripherals – (0.3)%
EMC Corp./MA	(1,112)	(33,749)
Hewlett-Packard Co.	(1,039)	(40,583)
Stratasys, Inc.(b)	(120)	(12,232)

		(86,564)

		(639,010)

Consumer Staples – (1.8)%
Beverages – (0.3)%
Carlsberg A/S	(360)	(32,032)
Coca-Cola Co. (The)	(918)	(41,154)
PepsiCo, Inc.	(169)	(16,917)

		(90,103)

12	• AB LONG/SHORT MULTI-MANAGER FUND

Portfolio of Investments

Company	Shares	U.S. $ Value

Food & Staples Retailing – (0.9)%
Sysco Corp.	(1,522)	$(61,276)
Wal-Mart Stores, Inc.	(784)	(68,631)
Whole Foods Market, Inc.	(2,876)	(141,010)

		(270,917)

Food Products – (0.1)%
Keurig Green Mountain, Inc.	(211)	(29,992)
Mondelez International, Inc. – Class A	(625)	(24,500)

		(54,492)

Household Products – (0.4)%
Procter & Gamble Co. (The)	(1,314)	(118,825)

Personal Products – (0.1)%
USANA Health Sciences, Inc.(b)	(216)	(23,034)

		(557,371)

Materials – (1.5)%
Chemicals – (0.2)%
Dow Chemical Co. (The)	(323)	(15,721)
EI du Pont de Nemours & Co.	(336)	(23,990)
Praxair, Inc.	(132)	(16,946)

		(56,657)

Metals & Mining – (1.3)%
Alcoa, Inc.	(1,078)	(18,639)
ArcelorMittal	(1,630)	(19,960)
First Quantum Minerals Ltd.	(14,660)	(238,457)
Freeport-McMoRan, Inc.	(473)	(12,700)
Grupo Mexico SAB de CV	(7,154)	(23,477)
Newmont Mining Corp.	(4,237)	(77,961)
ThyssenKrupp AG(b)	(435)	(11,490)

		(402,684)

		(459,341)

Energy – (1.4)%
Energy Equipment & Services – (0.3)%
Core Laboratories NV	(561)	(72,273)
SBM Offshore NV(b)	(1,920)	(25,905)

		(98,178)

Oil, Gas & Consumable Fuels – (1.1)%
Anadarko Petroleum Corp.	(224)	(17,730)
Chevron Corp.	(270)	(29,395)
Consol Energy, Inc.	(1,090)	(42,652)
Devon Energy Corp.	(266)	(15,686)
Eni SpA	(1,574)	(31,336)
Exxon Mobil Corp.	(333)	(30,150)
Gulfport Energy Corp.(b)	(665)	(31,740)
InterOil Corp.(b)	(109)	(5,941)
Occidental Petroleum Corp.	(168)	(13,401)
Pioneer Natural Resources Co.	(336)	(48,125)

AB LONG/SHORT MULTI-MANAGER FUND •	13

Portfolio of Investments

Company	Shares	U.S. $ Value

Polski Koncern Naftowy Orlen SA	(3,019)	$(40,510)
Range Resources Corp.	(220)	(14,443)

		(321,109)

		(419,287)

Financials – (0.6)%
Banks – (0.1)%
DBS Group Holdings Ltd.	(2,000)	(30,394)

Capital Markets – (0.1)%
Franklin Resources, Inc.	(422)	(23,995)

Consumer Finance – (0.1)%
Navient Corp.	(1,260)	(26,410)

Insurance – (0.3)%
ACE Ltd.	(216)	(24,697)
Allstate Corp. (The)	(280)	(19,082)
Assured Guaranty Ltd.	(726)	(18,557)
Lincoln National Corp.	(231)	(13,081)
MBIA, Inc.(b)	(699)	(7,214)
Power Financial Corp.	(770)	(24,073)

		(106,704)

		(187,503)

Health Care – (0.5)%
Health Care Equipment & Supplies – (0.1)%
Intuitive Surgical, Inc.(b)	(69)	(35,726)

Health Care Technology – (0.1)%
athenahealth, Inc.(b)	(157)	(18,416)

Pharmaceuticals – (0.3)%
Endo International PLC(b)	(300)	(21,951)
Endo Pharmaceuticals Holdings, Inc.(b)	(195)	(14,267)
Valeant Pharmaceuticals International, Inc.(b)	(389)	(56,580)

		(92,798)

		(146,940)

Telecommunication Services – (0.2)%
Diversified Telecommunication Services – (0.2)%
AT&T, Inc.	(1,858)	(65,736)

Utilities – (0.1)%
Electric Utilities – (0.1)%
Exelon Corp.	(680)	(24,596)
Fortum Oyj	(773)	(19,391)

		(43,987)

Total Common Stocks (proceeds $4,968,445)		(5,182,066)

14	• AB LONG/SHORT MULTI-MANAGER FUND

Portfolio of Investments

Company	Shares	U.S. $ Value

MUTUAL FUNDS – (6.1)%
Index – (4.7)%
Index – (4.7)%
iShares MSCI Canada ETF	(2,934)	$(87,844)
iShares MSCI Emerging Markets ETF	(11,374)	(472,021)
iShares MSCI India ETF	(1,122)	(35,870)
iShares Russell 2000 ETF	(2,534)	(295,895)
SPDR S&P 500 ETF Trust	(2,475)	(512,820)
Technology Select Sector SPDR Fund	(820)	(34,842)

		(1,439,292)

Financials – (0.4)%
Banks – (0.3)%
SPDR S&P Regional Banking ETF	(2,613)	(103,606)

Real Estate Investment Trusts (REITs) – (0.1)%
Vanguard REIT ETF	(297)	(23,929)

		(127,535)

Consumer Discretionary – (0.3)%
Other – (0.3)%
Consumer Discretionary Select Sector SPDR Fund	(1,470)	(105,561)

Energy – (0.3)%
Other – (0.3)%
Energy Select Sector SPDR Fund	(1,191)	(95,065)

Health Care – (0.2)%
Other – (0.2)%
Health Care Select Sector SPDR Fund	(1,008)	(70,147)

Utilities – (0.2)%
Other – (0.2)%
Utilities Select Sector SPDR Fund	(1,192)	(54,832)

Total Mutual Funds (proceeds $1,818,823)		(1,892,432)

DEPOSITORY RECEIPTS – (1.0)%
Information Technology – (0.6)%
Semiconductors & Semiconductor Equipment – (0.6)%
ASML Holding NV	(1,676)	(177,120)

Energy – (0.3)%
Oil, Gas & Consumable Fuels – (0.3)%
Ecopetrol SA (Sponsored ADR)	(647)	(13,128)
Petroleo Brasileiro SA	(5,816)	(56,531)
YPF SA	(690)	(23,074)

		(92,733)

AB LONG/SHORT MULTI-MANAGER FUND •	15

Portfolio of Investments

Company	Shares	U.S. $ Value

Consumer Discretionary – (0.1)%
Hotels, Restaurants & Leisure – (0.1)%
Melco Crown Entertainment Ltd. (ADR)	(908)	$(23,499)

Materials – 0.0%
Metals & Mining – 0.0%
Vale SA (Sponsored ADR)	(466)	(4,198)

Total Depository Receipts (proceeds $312,229)		(297,550)

Total Securities Sold Short (proceeds $7,099,497)		(7,372,048)

Total Investments, Net of Securities Sold Short – 63.8% (cost $18,499,352)		19,647,138
Other assets less liabilities – 36.2%		11,131,057

Net Assets – 100.0%		$30,778,195

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)	In Exchange For (000)	Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Co., Inc.	CAD 157	USD 140	12/30/14	$2,208
Morgan Stanley Co., Inc.	EUR 165	USD 209	12/30/14	4,181
Morgan Stanley Co., Inc.	GBP 87	USD 140	12/30/14	3,048
Morgan Stanley Co., Inc.	USD 44	CAD 50	12/30/14	(723)
Morgan Stanley Co., Inc.	USD 143	EUR 113	12/30/14	(3,138)
Morgan Stanley Co., Inc.	USD 1	GBP 1	12/30/14	(35)
Morgan Stanley Co., Inc.	USD 40	NOK 265	12/30/14	(2,627)
Morgan Stanley Co., Inc.	ZAR 60	USD 5	12/30/14	26
Morgan Stanley Co., Inc.	ZAR 146	USD 13	12/30/14	(71)
Morgan Stanley Co., Inc.	EUR 194	USD 245	1/15/15	3,887
Morgan Stanley Co., Inc.	EUR 7	USD 9	1/15/15	(4)
Morgan Stanley Co., Inc.	USD 87	EUR 69	1/15/15	(1,576)

				$5,176

16	• AB LONG/SHORT MULTI-MANAGER FUND

Portfolio of Investments

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Williams Trading LLC
Ryanair Holdings PLC	12,506	BBA 1 Month LIBOR Plus 0.50%	GBP	94	10/6/16	$16,574
Pay Total Return on Reference Obligation
Morgan Stanley Co., Inc.
Aberdeen Asset Management PLC	2,128	SONIA Overnight Deposit Rate Minus 0.30%		8	8/1/16	(2,080)
Aberdeen Asset Management PLC	2,600	SONIA Overnight Deposit Rate Minus 0.30%		10	8/1/16	(2,416)
Agricultural Bank of China Ltd.	37,200	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	126	8/1/16	(1,425)
Air France-KLM	1,200	Euro Overnight Index Average Rate Minus 5.875%	EUR	7	8/1/16	(3,675)
Anglo American Platinum Ltd.	284	South Africa Benchmark Overnight Rate Minus 2.125%	ZAR	103	8/1/16	(270)
Antofagasta PLC	1,078	SONIA Overnight Deposit Rate Minus 0.30%	GBP	8	8/1/16	(411)
Bank of China Ltd.	36,000	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	124	8/1/16	(2,586)
China Cinda Asset Management Co., Ltd.	47,000	HK Overnight Index Swap Ref Rate Minus 1.0965%		157	8/1/16	(4,891)
China Cinda Asset Management Co., Ltd.	4,600	HK Overnight Index Swap Ref Rate Minus 1.0965%		17	8/1/16	(222)
China Cinda Asset Management Co., Ltd.	8,700	HK Overnight Index Swap Ref Rate Minus 1.0965%		35	8/1/16	(100)
China CITIC Bank Corp., Ltd.	49,500	HK Overnight Index Swap Ref Rate Minus 0.40%		232	8/1/16	(6,910)
China Life Insurance Co., Ltd.	6,300	HK Overnight Index Swap Ref Rate Minus 0.40%		134	8/1/16	(4,666)
China Merchants Bank Co., Ltd.	20,300	HK Overnight Index Swap Ref Rate Minus 0.40%		269	8/1/16	(7,349)
China Merchants Bank Co., Ltd.	3,800	HK Overnight Index Swap Ref Rate Minus 0.40%		56	8/1/16	(633)
China Minsheng Banking	49,700	HK Overnight Index Swap Ref Rate Minus 0.40%		350	8/1/16	(9,451)

AB LONG/SHORT MULTI-MANAGER FUND •	17

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
China National Building Material Co., Ltd.	44,600	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	308	8/1/16	$(3,821)
China Pacific Insurance (Group) Co., Ltd.	3,200	HK Overnight Index Swap Ref Rate Minus 0.40%		87	8/1/16	(2,231)
China Peroleum & Chemical Corp.	30,000	HK Overnight Index Swap Ref Rate Minus 0.40%		198	8/1/16	991
China Shenhua Energy Co., Ltd.	9,000	HK Overnight Index Swap Ref Rate Minus 0.40%		196	8/1/16	(285)
China Vanke Co., Ltd.	13,400	HK Overnight Index Swap Ref Rate Minus 1.5%		191	8/1/16	(2,781)
CITIC Securities Co., Ltd.	5,000	HK Overnight Index Swap Ref Rate Minus 0.40%		89	8/1/16	(3,164)
CNOOC Ltd.	10,300	HK Overnight Index Swap Ref Rate Minus 0.40%		135	8/1/16	2,407
Country Garden Holdings Co., Ltd.	78,000	HK Overnight Index Swap Ref Rate Minus 0.40%		229	8/1/16	(3,079)
Country Garden Holdings Co., Ltd.	5,800	HK Overnight Index Swap Ref Rate Minus 0.40%		18	8/1/16	(42)
CRH PLC	681	SONIA Overnight Deposit Rate Minus 0.30%	GBP	10	8/1/16	(1,126)
CRH PLC	300	SONIA Overnight Deposit Rate Minus 0.30%		4	8/1/16	(602)
Evergrande Real Estate Group Ltd.	2,800	HK Overnight Index Swap Ref Rate Minus 11.5%	HKD	8	8/1/16	(44)
Evergrande Real Estate Group Ltd.	126,000	HK Overnight Index Swap Ref Rate Minus 11.5%		372	8/1/16	(3,187)
Fortescue Metals Group Ltd.	6,320	RBA Daily Cash Rate Target Minus 0.40%	AUD	22	8/1/16	2,778
Glencore PLC	7,794	SONIA Overnight Deposit Rate Minus 0.30%	GBP	26	8/1/16	1,824
Glencore PLC	400	SONIA Overnight Deposit Rate Minus 0.30%		1	8/1/16	131
Glencore PLC	1,300	SONIA Overnight Deposit Rate Minus 0.30%		4	8/1/16	(41)
Greentown China Holdings Ltd.	5,000	HK Overnight Index Swap Ref Rate Minus 1.05%	HKD	39	8/1/16	33

18	• AB LONG/SHORT MULTI-MANAGER FUND

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Greentown China Holdings Ltd.	18,500	HK Overnight Index Swap Ref Rate Minus 1.05%	HKD	143	8/1/16	$(277)
Hang Lung Properties Ltd.	12,300	HK Overnight Index Swap Ref Rate Minus 0.40%		274	8/1/16	(1,654)
Hang Seng Bank Ltd.	2,600	HK Overnight Index Swap Ref Rate Minus 0.40%		321	8/1/16	(1,897)
Henderson Land Development Co., Ltd.	3,700	HK Overnight Index Swap Ref Rate Minus 0.40%		182	8/1/16	(1,361)
Hong Kong Exchanges & Clearing Ltd.	1,700	HK Overnight Index Swap Ref Rate Minus 0.40%		277	8/1/16	(1,346)
HSBC Holdings PLC	2,397	SONIA Overnight Deposit Rate Minus 0.30%	GBP	15	8/1/16	(567)
Hyundai Heavy Industries Co., Ltd.	113	FedFundEffective Minus 0.40%	USD	14	8/1/16	1,865
Hyundai Mobis Co., Ltd.	19	FedFundEffective Minus 0.40%		4	8/1/16	261
ICAP PLC	3,745	SONIA Overnight Deposit Rate Minus 0.30%	GBP	14	8/1/16	(1,827)
J Sainsbury PLC	300	SONIA Overnight Deposit Rate Minus 3.25%		1	8/1/16	53
J Sainsbury PLC	300	SONIA Overnight Deposit Rate Minus 3.25%		1	8/1/16	40
J Sainsbury PLC	2,620	SONIA Overnight Deposit Rate Minus 3.25%		7	8/1/16	652
J Sainsbury PLC	1,700	SONIA Overnight Deposit Rate Minus 3.25%		4	8/1/16	311
J Sainsbury PLC	800	SONIA Overnight Deposit Rate Minus 3.25%		2	8/1/16	355
J Sainsbury PLC	1,500	SONIA Overnight Deposit Rate Minus 3.25%		4	8/1/16	728
Kumba Iron Ore Ltd.	254	South Africa Benchmark Overnight Rate Minus 1.875%	ZAR	67	8/1/16	155
KYOCERA Corp.	600	Domestic Yen Interest Rates Minus 0.40%	JPY	3,048	8/1/16	(3,695)
Lenovo Group Ltd.	26,500	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	297	8/1/16	1,150

AB LONG/SHORT MULTI-MANAGER FUND •	19

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Lenovo Group Ltd.	3,500	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	37	8/1/16	$(202)
Li & Fung Ltd.	16,000	HK Overnight Index Swap Ref Rate Minus 0.40%		139	8/1/16	87
Marks & Spencer Group PLC	500	SONIA Overnight Deposit Rate Minus 0.30%	GBP	2	8/1/16	(638)
Marks & Spencer Group PLC	1,600	SONIA Overnight Deposit Rate Minus 0.30%		7	8/1/16	(2,030)
Marks & Spencer Group PLC	1,600	SONIA Overnight Deposit Rate Minus 0.30%		7	8/1/16	(2,034)
Marks & Spencer Group PLC	700	SONIA Overnight Deposit Rate Minus 0.30%		3	8/1/16	(548)
MITSUI & Co., Ltd.	1,500	Domestic Yen Interest Rates Minus 0.40%	JPY	2,566	8/1/16	926
MTN Group Ltd.	1,608	South Africa Benchmark Overnight Rate Minus 0.95%	ZAR	383	8/1/16	2,862
Naspers Ltd.	170	South Africa Benchmark Overnight Rate Minus 0.95%		214	8/1/16	(2,720)
Orica Ltd.	982	RBA Daily Cash Rate Target Minus 0.40%	AUD	19	8/1/16	611
Orica Ltd.	200	RBA Daily Cash Rate Target Minus 0.40%		4	8/1/16	365
PetroChina Co., Ltd.	30,300	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	300	8/1/16	5,819
Peugeot SA	1,080	Euro Overnight Index Average Rate Minus 0.305%	EUR	11	8/1/16	66
Ping An Insurance (Group) Co. of China Ltd.	5,000	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	288	8/1/16	(4,816)
Poly Property Group Co., Ltd.	27,000	HK Overnight Index Swap Ref Rate Minus 3.00%		83	8/1/16	(684)
Reckitt Benckiser Group PLC	397	SONIA Overnight Deposit Rate Minus 0.30%	GBP	21	8/1/16	399
Shimao Property Holdings Ltd.	13,500	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	220	8/1/16	(3,924)
Shimao Property Holdings Ltd.	400	HK Overnight Index Swap Ref Rate Minus 0.40%		7	8/1/16	(119)

20	• AB LONG/SHORT MULTI-MANAGER FUND

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Shimao Property Holdings Ltd.	3,400	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	53	8/1/16	$(1,261)
Shimao Property Holdings Ltd.	2,400	HK Overnight Index Swap Ref Rate Minus 0.40%		39	8/1/16	(677)
Shimao Property Holdings Ltd.	1,000	HK Overnight Index Swap Ref Rate Minus 0.40%		17	8/1/16	(223)
Shimao Property Holdings Ltd.	1,000	HK Overnight Index Swap Ref Rate Minus 0.40%		18	8/1/16	(127)
Sino-Ocean Land Holdings Ltd.	28,500	HK Overnight Index Swap Ref Rate Minus 0.40%		118	8/1/16	(1,869)
Standard Bank Group Ltd.	2,478	South Africa Benchmark Overnight Rate Minus 0.95%	ZAR	324	8/1/16	(1,207)
Standard Bank Group Ltd.	400	South Africa Benchmark Overnight Rate Minus 0.95%		55	8/1/16	16
William Morrison Supermarkets PLC	4,864	SONIA Overnight Deposit Rate Minus 0.30%	GBP	6	8/1/16	(1,195)
William Morrison Supermarkets PLC	1,000	SONIA Overnight Deposit Rate Minus 0.30%		2	8/1/16	(102)
Woodside Petroleum Ltd.	1,173	RBA Daily Cash Rate Target Minus 0.40%	AUD	48	8/1/16	4,800
Yanzhou Coal Mining Co., Ltd.	24,500	HK Overnight Index Swap Ref Rate Minus 2.50%	HKD	156	8/1/16	(800)
Zijin Mining Group Co., Ltd.	44,000	HK Overnight Index Swap Ref Rate Minus 1.5%		82	8/1/16	(1,157)
Zoomlion Heavy Industry Science & Technology Co., Ltd.	30,600	HK Overnight Index Swap Ref Rate Minus 7.00%		134	8/1/16	(904)

						$(61,090)

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(b)	Non-income producing security.

(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(d)	One contract relates to 100 shares.

(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

AB LONG/SHORT MULTI-MANAGER FUND •	21

Portfolio of Investments

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

NOK – Norwegian Krone

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

BBA – British Bankers Association

ETF – Exchange Traded Fund

FedFundEffective – Federal Funds Effective Rate

HK – Hong Kong

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rates

MSCI – Morgan Stanley Capital International

RBA – Reserve Bank of Australia

REIT – Real Estate Investment Trust

SONIA – Sterling OverNight Index Average

SPDR – Standard & Poor’s Depository Receipt

See notes to consolidated financial statements.

22	• AB LONG/SHORT MULTI-MANAGER FUND

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

November 30, 2014 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $21,752,641)	$23,172,978
Affiliated issuers (cost $3,846,208)	3,846,208
Foreign currencies, at value (cost $428,241)	422,064
Deposit at broker for securities sold short	10,839,613
Prepaid expenses	225,709
Receivable for investment securities sold	146,415
Unrealized appreciation on total return swaps	46,259
Receivable due from Adviser	115,593
Dividends and interest receivable	23,619
Unrealized appreciation on forward currency exchange contracts	13,350

Total assets	38,851,808

Liabilities
Due to custodian	93,554
Payable for securities sold short, at value (proceeds received $7,099,497)	7,372,048
Payable for investment securities purchased and foreign currency transactions	172,591
Unrealized depreciation on total return swaps	107,349
Unrealized depreciation on forward currency exchange contracts	8,174
Dividends payable	5,127
Transfer Agent fee payable	2,000
Distribution fee payable	22
Payable for terminated total return swaps	407
Accrued expenses	312,341

Total liabilities	8,073,613

Net Assets	$30,778,195

Composition of Net Assets
Capital stock, at par	$300
Additional paid-in capital	29,999,722
Accumulated net investment loss	(67,141)
Accumulated net realized loss on investment and foreign currency transactions	(241,015)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	1,086,329

$30,778,195

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$10,259	1,001	$10.25

C	$10,245	1,000	$10.25

Advisor	$30,716,653	2,994,001	$10.26

R	$10,254	1,000	$10.25

K	$10,258	1,000	$10.26

I	$10,263	1,000	$10.26

Z	$10,263	1,000	$10.26

*	The maximum offering price per share for Class A shares was $10.73 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB LONG/SHORT MULTI-MANAGER FUND •	23

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

For the Period Ended September 30, 2014(a) to November 30, 2014 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $276)	$44,755
Affiliated issuers	796
Interest	2,352	$47,903

Expenses
Advisory fee (see Note B)	95,270
Distribution fee—Class A	4
Distribution fee—Class C	17
Distribution fee—Class R	8
Distribution fee—Class K	4
Transfer agency—Class A	1
Transfer agency—Class C	1
Transfer agency—Advisor Class	2,004
Transfer agency—Class R	1
Transfer agency—Class K	1
Transfer agency—Class Z	1
Custodian	83,100
Audit and tax	47,382
Amortization of offering expenses	45,291
Registration fees	12,551
Legal	11,030
Printing	7,244
Directors’ fees	1,086
Miscellaneous	5,831

Total Expenses	310,827
Dividend expense on securities sold short	10,356
Broker fee	4,821

Total expenses before expenses on securities sold short	326,004
Less: expenses waived and reimbursed by the Adviser (see Note B)	(210,863)

Net expenses		115,141

Net investment loss		(67,238)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		(151,337)
Securities sold short		(71,621)
Swaps		(18,858)
Foreign currency transactions		801
Net change in unrealized appreciation/depreciation of:
Investments		1,420,337
Securities sold short		(272,551)
Swaps		(60,683)
Foreign currency denominated assets and liabilities		(774)

Net gain on investment and foreign currency transactions		845,314

Contribution from Sub-Adviser (see Note B)		97

Net Increase in Net Assets from Operations		$778,173

(a)	Commencement of operations.

See notes to financial statements.

24	• AB LONG/SHORT MULTI-MANAGER FUND

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	September 30, 2014(a) to November 30, 2014 (unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(67,238)
Net realized loss on investment and foreign currency transactions	(241,015)
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	1,086,329
Contribution from Sub-Adviser (see Note B)	97

Net increase in net assets from operations	778,173
Capital Stock Transactions
Net increase	30,000,022

Total increase	30,778,195
Net Assets
Beginning of period	– 0	–

End of period (including accumulated net investment loss of ($67,141))	$30,778,195

(a)	Commencement of operations.

See notes to financial statements.

AB LONG/SHORT MULTI-MANAGER FUND •	25

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

November 30, 2014 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. Prior to January 20, 2015, the Company was known as AllianceBernstein Cap Fund, Inc. The Company operates as a series company currently comprised of eleven portfolios: AB Small Cap Growth Portfolio, AB Market Neutral Strategy—U.S., AB Emerging Markets Multi-Asset Portfolio, AB Select U.S. Equity Portfolio, AB Dynamic All Market Fund Portfolio, AB Select U.S. Long/Short Portfolio, AB Concentrated Growth Fund, AB Multi-Manager Alternative Strategies Fund, AB Long/Short Multi-Manager Fund, AB Global Core Equity Portfolio and AB Emerging Markets Growth Portfolio (the “Portfolios”). The AB Small Cap Growth Portfolio and AB Market Neutral Strategy—U.S. are each diversified Portfolios. Each of the other Portfolios is non-diversified. AB Concentrated Growth Fund commenced operations on February, 28 2014. AB Multi-Manager Liquid Alternative Fund commenced operations on July 31, 2014. AB Long/Short Multi-Manager Fund commenced operations on September 30, 2014. AB Global Core Equity Portfolio commenced operation on November 12, 2014, AB Emerging Markets Growth Portfolio commenced operation on November 13, 2014. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Long/Short Multi-Manager Fund (the “Fund”). Prior to January 20, 2015 the Fund was known as AllianceBernstein Long/Short Multi-Manager Fund. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class 1, Class 2 and Class Z shares. Class B, Class 1 and Class 2 shares are currently not being offered. As of November 30, 2014, AllianceBernstein L.P. (the “Adviser”) was the sole shareholder of each class of shares of the Fund that is currently being offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class, Class R, Class K, Class I, and Class Z, shares are sold without an initial or contingent deferred sales charge. All ten classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The Fund seeks to achieve its investment objective primarily by utilizing a long/short equity strategy (“Long/Short Strategy”). In order to implement the Long/Short Strategy, the Adviser will allocate the Fund’s assets among multiple investment sub-advisers (each a “Sub-Adviser”) that the Adviser believes have substantial experience managing assets in the global securities markets. The Adviser may also manage a portion of the Fund’s assets directly. The Sub-Advisers are not affiliated with the Adviser. The Adviser currently allocates assets to the following Sub-Advisers: Passport Capital, LLC, Impala Asset Management LLC, Lyrical Asset Management LP, Sirios Capital Management, L.P. and Kynikos Associates LP. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets

26	• AB LONG/SHORT MULTI-MANAGER FUND

Notes to Financial Statements

and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology pertains to short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Investment companies are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to,

AB LONG/SHORT MULTI-MANAGER FUND •	27

Notes to Financial Statements

information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund value its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

28	• AB LONG/SHORT MULTI-MANAGER FUND

Notes to Financial Statements

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2014:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stock:
Consumer Discretionary	$5,958,887	$	– 0	–	$	– 0	–	$5,958,887
Industrials	4,218,374	333,968	– 0	–	4,552,342
Information Technology	3,063,480	174,552	– 0	–	3,238,032
Financials	2,143,480	– 0	–	– 0	–	2,143,480
Health Care	1,805,692	– 0	–	– 0	–	1,805,692
Energy	1,355,371	– 0	–	– 0	–	1,355,371
Materials	1,304,605	22,989	– 0	–	1,327,594
Consumer Staples	1,231,652	– 0	–	– 0	–	1,231,652
Telecommunication Services	447,235	95,200	– 0	–	542,435
Depository Receipts	362,084	– 0	–	– 0	–	362,084
R.E. Investment Trust Units	357,630	– 0	–	– 0	–	357,630
Warrants	47,480	– 0	–	121,447	168,927
Options Equity	– 0	–	128,852	– 0	–	128,852
Short-Term Investments	3,846,208	– 0	–	– 0	–	3,846,208
Liabilities:
Common Stock:
Consumer Discretionary	(1,481,873)	(60,451)	– 0	–	(1,542,324)
Industrials	(956,511)	(164,056)	– 0	–	(1,120,567)
Information Technology	(639,010)	– 0	–	– 0	–	(639,010)
Consumer Staples	(525,339)	(32,032)	– 0	–	(557,371)
Materials	(427,891)	(31,450)	– 0	–	(459,341)
Energy	(321,536)	(97,751)	– 0	–	(419,287)
Financials	(157,109)	(30,394)	– 0	–	(187,503)
Health Care	(146,940)	– 0	–	– 0	–	(146,940)
Telecommunication Services	(65,736)	– 0	–	– 0	–	(65,736)
Utilities	(24,596)	(19,391)	– 0	–	(43,987)
Mutual Funds	(1,892,432)	– 0	–	– 0	–	(1,892,432)
Depository Receipts	(297,550)	– 0	–	– 0	–	(297,550)

Total Investments in Securities	$19,205,655	$320,036	$121,447	$19,647,138

AB LONG/SHORT MULTI-MANAGER FUND •	29

Notes to Financial Statements

Investments in Securities:	Level 1			Level 2	Level 3			Total
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts	$	– 0	–	$13,350	$	– 0	–	$13,350
Total Return Swaps		– 0	–	46,259		– 0	–	46,259
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(8,174)		– 0	–	(8,174)
Total Return Swaps		– 0	–	(107,349)		– 0	–	(107,349)

Total+		$19,205,655		$264,122		$121,447		$19,591,224

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

+	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants			Total
Balance as of 9/30/14(a)	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(40,118)			(40,118)
Purchases		161,565			161,565
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 11/30/14		$121,447			$121,447

Net change in unrealized appreciation/depreciation from investments held as of 11/30/14		$(40,118)			$(40,118)

(a)	Commencement of Operations.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

30	• AB LONG/SHORT MULTI-MANAGER FUND

Notes to Financial Statements

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

AB LONG/SHORT MULTI-MANAGER FUND •	31

Notes to Financial Statements

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (all years since inception of the Fund’s) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income (or dividend expense) is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income (or interest expense) is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each Portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Offering Expenses

Offering expenses of $271,000 were deferred and amortized on a straight line basis over a one year period starting from September 30, 2014 (commencement of operations).

NOTE B

Advisory Fee and Other Transactions with Affiliates

During the period, the Fund paid the Adviser an annual rate of 1.90% of the Fund’s average daily net assets. The Adviser compensates the Sub-Advisers out of the investment advisory fee it receives from the Fund. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 2.24%, 2.99%, 1.99%, 2.49%, 2.24%, 1.99% and 1.99% of daily average net assets for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. Under the agreement, any fees waived and expenses borne by the Adviser are subject to repayment by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no repayment will be

32	• AB LONG/SHORT MULTI-MANAGER FUND

Notes to Financial Statements

made that would cause the Fund’s total annual operating expenses to exceed the net fee percentage set forth in the preceding sentence. This fee waiver and/or expense reimbursement agreement may not be terminated by the Adviser before September 30, 2015. For the period ended November 30, 2014, such reimbursements/waivers amounted to $210,863, which is subject to repayment.

During the period ended November 31, 2014, the Sub-Adviser reimbursed the Fund $97 for trading losses incurred due to a trade entry error.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $1,541 for the period ended November 30, 2014.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $0 from the sale of Class A shares and received $0 in contingent deferred sales charges imposed upon redemptions by shareholders of Class C shares for the period ended November 30, 2014.

The Fund may invest in the AB Fixed-Income Shares, Inc.—Government STIF Portfolio (“Government STIF Portfolio”), an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Fund’s transactions in shares of the Government STIF Portfolio for the period ended November 30, 2014 is as follows:

Market Value September 30, 2014(a) (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value November 30, 2014 (000)	Dividend Income (000)
$	– 0 –	$36,413	$32,567	$3,846	$1

(a)	Commencement of operations.

Brokerage commissions paid on investment transactions for the period ended November 30, 2014 amounted to $29,093, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an

AB LONG/SHORT MULTI-MANAGER FUND •	33

Notes to Financial Statements

annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares, and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $-0-, $-0- and $-0- for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended November 30, 2014, were as follows:

Purchases	Sales	Securities Sold Short	Covers on Securities Sold Short
$25,496,626	$3,722,358	$3,508,080	$10,535,596

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency and swap transactions) are as follows:

Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) on Investments	Net Unrealized Appreciation/ (Depreciation) on Securities Sold Short		Net Unrealized Appreciation/ (Depreciation)
Appreciation on Investments	Depreciation on Investments
$1,869,913	$(449,576)	$1,420,337	$(272,551	)(a)	$1,147,786

(a)	Gross unrealized appreciation was $173,815 and gross unrealized depreciation was $(446,366), resulting in net unrealized appreciation of $(272,551).

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

34	• AB LONG/SHORT MULTI-MANAGER FUND

Notes to Financial Statements

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the period ended November 30, 2014, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as

AB LONG/SHORT MULTI-MANAGER FUND •	35

Notes to Financial Statements

realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

For the period ended November 30, 2014, the Fund had no transactions in written options.

During the period ended November 30, 2014, the Fund held purchased options for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets and currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, including by making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily

36	• AB LONG/SHORT MULTI-MANAGER FUND

Notes to Financial Statements

basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Total Return Swaps:

The Fund may enter into total return swaps in order take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the period ended November 30, 2014, the Fund held total return swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as exchange-traded derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

AB LONG/SHORT MULTI-MANAGER FUND •	37

Notes to Financial Statements

The Fund’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

At November 30, 2014, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	$13,350	Unrealized depreciation on forward currency exchange contracts	$8,174

Equity contracts	Investments in securities, at value	128,852

Equity contracts	Unrealized appreciation on total return swaps	46,259	Unrealized depreciation on total return swaps	107,349

Total		$188,461		$115,523

The effect of derivative instruments on the statement of operations for the period ended November 30, 2014:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	$1,765	$5,176
Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	3,077	(3,529)
Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(18,451)	(60,683)

Total		$(13,609)	$(59,036)

38	• AB LONG/SHORT MULTI-MANAGER FUND

Notes to Financial Statements

The following table represents the volume of the Fund’s derivative transactions during the period ended November 30, 2014:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$281,436
Average principal amount of sale contracts	$702,650

Purchased Options:
Average monthly cost	$118,251

Total Return Swaps:
Average notional amount	$1,828,397

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/ pledged by the Fund as of November 30, 2014:

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset			Cash Collateral Received			Security Collateral Received			Net Amount of Derivatives Assets
Exchange-Traded Derivatives:
Merrill Lynch Pierce Fenner + Smith, Inc.	$28,120	$	– 0	–	$	– 0	–	$	– 0	–		$28,120
Morgan Stanley Co., Inc.	100,732		– 0	–		– 0	–		– 0	–		100,732

Total	$128,852	$	– 0	–	$	– 0	–	$	– 0	–		$128,852

OTC Derivatives:
Morgan Stanley Co., Inc.	$43,035		$(43,035)		$	– 0	–	$	– 0	–	$	– 0	–
Williams Trading LLC	16,574		– 0	–		– 0	–		– 0	–		16,574

Total	$59,609		$(43,035)		$	– 0	–	$	– 0	–		$16,574	^

AB LONG/SHORT MULTI-MANAGER FUND •	39

Notes to Financial Statements

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset	Cash Collateral Pledged			Security Collateral Pledged*	Net Amount of Derivatives Liabilities
OTC Derivatives:
Morgan Stanley Co., Inc.	$115,523	$(43,035)	$	– 0	–	$(72,488)	$	– 0	–

Total	$115,523	$(43,035)	$	– 0	–	$(72,488)	$	– 0	–^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. dollar securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Short Sales

The Strategies may sell securities short. A short sale is a transaction in which the Strategy sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Strategy is obligated to replace the borrowed securities at their market price at the time of settlement. The Strategy’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. Short sales by the Strategy involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

40	• AB LONG/SHORT MULTI-MANAGER FUND

Notes to Financial Statements

NOTE E

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares	Amount
	September 30, 2014(a) to November 30, 2014 (unaudited)	September 30, 2014(a) to November 30, 2014 (unaudited)

Class A
Shares sold	1,001	$10,004

Net increase	1,001	$10,004

Class C
Shares sold	1,000	$10,003

Net increase	1,000	$10,003

Advisor Class
Shares sold	2,994,001	$29,940,003

Net increase	2,994,001	$29,940,003

Class R
Shares sold	1,000	$10,003

Net increase	1,000	$10,003

Class K
Shares sold	1,000	$10,003

Net increase	1,000	$10,003

Class I
Shares sold	1,000	$10,003

Net increase	1,000	$10,003

Class Z
Shares sold	1,000	$10,003

Net increase	1,000	$10,003

(a)	Commencement of operations.

NOTE F

Risks Involved in Investing in the Fund

Allocation and Management Risk—The Adviser will invest the assets of the Fund primarily by allocating Fund assets to the Sub- Advisers. The success of the Fund depends, in part, upon the ability of the Sub-Advisers to develop and implement investment strategies to achieve the Fund’s investment objective. There is no assurance that the Adviser’s allocation decisions will result in the desired effects. Subjective decisions made by the Adviser and/or the Sub-Advisers may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The success of the Fund’s investment program depends primarily on the trading and investing skills of the Sub-Advisers rather than on the

AB LONG/SHORT MULTI-MANAGER FUND •	41

Notes to Financial Statements

trading and investing skills of the Adviser itself. To the extent that the Adviser is unable to select, manage, allocate appropriate levels of capital to, and invest with Sub-Advisers that, in the aggregate, are able to produce consistently positive returns for the Fund, the performance of the Fund may be impaired.

Some Sub-Advisers have little experience managing registered investment companies which, unlike the private investment funds these Sub-Advisers have been managing, are subject to daily inflows and outflows of investor cash and are subject to certain legal and tax-related restrictions on their investments and operations. Subject to the overall supervision of the Fund’s investment program by the Adviser, each Sub-Adviser is responsible, with respect to the portion of the Fund’s assets it manages, for compliance with the Fund’s investment strategies and applicable law.

The investment strategies implemented by the Sub-Advisers may fail to produce the intended results. The success of a particular Sub-Adviser is dependent on the expertise of its portfolio managers. Certain Sub-Advisers may have only one or a limited number of key individuals responsible for managing the Fund’s assets. The loss of one or more key individuals from a Sub-Adviser could have a materially adverse effect on the performance of the Fund.

Short Sales Risk—It is expected that the Fund will engage in short-selling, which involves the sale of a security that the Fund does not own in the hope of purchasing the same or equivalent security at a later date at a lower price. A short sale involves the risk of an increase in the market price of the security, and therefore the possibility of a theoretically unlimited loss. The Fund must borrow the security to initiate the short sale, and it may be difficult and costly to effect the purchase of the security in order to return it to the lender, particularly if the security is illiquid. The Fund may for a number of reasons be forced to unwind a short sale at a disadvantageous price.

Volatility Risk—The Fund will frequently be subject to substantial volatility, which could result from a number of causes. Furthermore, because the Fund’s assets are invested through Sub-Advisers that implement the Fund’s Long/Short Strategy and may be committed to relatively few different investment techniques, the Fund may achieve less diversification than would be suggested by the number of Sub-Advisers being employed. The allocation of Fund assets to Sub-Advisers in response to particular market conditions could increase volatility and potential for loss if such market conditions continue to worsen or react in a manner not anticipated by the Adviser.

Portfolio Turnover Risk—Certain Sub-Advisers may invest and trade securities on the basis of certain short-term market considerations. The resultant high portfolio turnover could potentially involve substantial brokerage commissions and fees.

Derivative Instruments Risk—The Fund may enter into options, futures, forwards, swaps and other derivative instrument contracts. Derivative instruments

42	• AB LONG/SHORT MULTI-MANAGER FUND

Notes to Financial Statements

may be subject to various types of risks, including market risk, liquidity risk, the risk of nonperformance by the counterparty, including risks relating to the financial soundness and creditworthiness of the counterparty, legal risk and operations risk. The prices of derivative instruments can be highly volatile. Depending on the nature of the derivative, price movements may be influenced by interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. Derivative transactions intended to hedge against fluctuations in the value of the Fund’s positions will typically limit the limit the opportunity for gain if the value of such positions should increase, and may not work as intended and actually compound losses.

Non-U.S. Investments Risk—The Fund may invest in securities of non-U.S. companies and foreign countries. Investing in the securities of such companies and countries involves political and economic considerations, such as: the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of imposition of withholding or other taxes on income or capital gains; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict the Fund’s investment opportunities. The economies of non-U.S. countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, asset reinvestment, resource self-sufficiency and balance of payments position. In addition, accounting and financial reporting standards that prevail in non-U.S. countries generally are not equivalent to U.S. standards and, consequently, less information may be available to investors in companies located in non-U.S. countries than is available to investors in companies located in the United States.

Currency Risk—The Fund may invest a portion of its assets in instruments denominated in currencies other than the U.S. dollar, the prices of which are determined with reference to currencies other than the U.S. dollar. The Fund, however, generally values its securities and other assets in U.S. dollars. To the extent unhedged, the value of the Fund’s assets will fluctuate with currency exchange rates as well as with the price changes of the Fund’s investments. Thus, an increase in the value of the U.S. dollar compared to the other currencies in which the Fund makes its investments will reduce the effect of increases and magnify the effect of decreases in the prices of the Fund’s securities in their local markets. The Fund may utilize financial instruments such as currency options and forward contracts to hedge currency fluctuations, but there can be no assurance that such hedging transactions (if implemented) will be effective.

AB LONG/SHORT MULTI-MANAGER FUND •	43

Notes to Financial Statements

Multi-Manager Risk—The multi-manager strategy employed by the Fund involves special risks, which include:

• Offsetting positions. Sub-Advisers may make investment decisions which conflict with each other; for example, at any particular time, one Sub-Adviser may be purchasing shares of an issuer whose shares are being sold (or being sold short) by another Sub- Adviser. Consequently, the Fund could indirectly incur transaction costs without accomplishing any net investment result.

• Proprietary investment strategy risk. Sub-Advisers may use proprietary or licensed investment strategies that are based on considerations and factors that are not fully disclosed to the Board or the Adviser. Moreover, these proprietary or licensed investment strategies, which may include quantitative mathematical models or systems, may be changed or refined over time. A Sub-Adviser (or the licensor of the strategies used by the Sub-Adviser) may make certain changes to the strategies the Sub- Adviser has previously used, may not use such strategies at all (or the Sub-Adviser’s license may be revoked), and may use additional strategies, where such changes or discretionary decisions, and the reasons for such changes or decisions, are also not fully disclosed to the Board or the Adviser. These strategies may involve risks under some market conditions that are not anticipated by the Adviser or the Fund.

Non-Diversification Risk—The Fund is a “non-diversified” investment company, which means that the Fund may invest a larger portion of its assets in a smaller number of issuers than a diversified investment company. This increases the risks of investing in the Fund because the performance of each security in which the Fund invests has a greater impact on the Fund’s performance. To the extent that the Fund invests a relatively high percentage of its assets in securities of a limited number of companies, the Fund may also be more susceptible than a diversified investment company to any single economic, political or regulatory occurrence.

NOTE G

Tax Information

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These capital loss carryforwards will retain their character as either short-term or long-term capital losses.

NOTE H

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

44	• AB LONG/SHORT MULTI-MANAGER FUND

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
September 30, 2014(a) to November 30, 2014 (unaudited)

Net asset value, beginning of period	$10.00

Income From Investment Operations
Net investment loss(b)(c)	(.03)
Net realized and unrealized gain on investment and foreign currency transactions	.28

Net increase in net asset value from operations	.25

Net asset value, end of period	$10.25

Total Return
Total investment return based on net asset value(d)	2.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	2.57%^
Expenses, before waivers/reimbursements(e)	6.76%^
Net investment loss(c)	(1.62)%^
Portfolio turnover rate	16%
Portfolio turnover rate (including securities sold short)	47%

See footnote summary on page 52.

AB LONG/SHORT MULTI-MANAGER FUND •	45

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
September 30, 2014(a) to November 30, 2014 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.04)
Net realized and unrealized gain on investment and foreign currency transactions	.29

Net increase in net asset value from operations	.25

Net asset value, end of period	$ 10.25

Total Return
Total investment return based on net asset value(d)	2.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	3.35%^
Expenses, before waivers/reimbursements(e)	7.54%^
Net investment loss(c)	(2.39)%^
Portfolio turnover rate	16%
Portfolio turnover rate (including securities sold short)	47%

See footnote summary on page 52.

46	• AB LONG/SHORT MULTI-MANAGER FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
September 30, 2014(a) to November 30, 2014 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.02)
Net realized and unrealized gain on investment and foreign currency transactions	.28

Net increase in net asset value from operations	.26

Net asset value, end of period	$ 10.26

Total Return
Total investment return based on net asset value(d)	2.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,750
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	2.30%^
Expenses, before waivers/reimbursements(e)	6.50%^
Net investment loss(c)	(1.34)%^
Portfolio turnover rate	16%
Portfolio turnover rate (including securities sold short)	47%

See footnote summary on page 52.

AB LONG/SHORT MULTI-MANAGER FUND •	47

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
September 30, 2014(a) to November 30, 2014 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.03)
Net realized and unrealized gain on investment and foreign currency transactions	.28

Net increase in net asset value from operations	.25

Net asset value, end of period	$ 10.25

Total Return
Total investment return based on net asset value(d)	2.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	2.75%^
Expenses, before waivers/reimbursements(e)	7.00%
Net investment loss(c)	(1.80)%^
Portfolio turnover rate	16%
Portfolio turnover rate (including securities sold short)	47%

See footnote summary on page 52.

48	• AB LONG/SHORT MULTI-MANAGER FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
September 30, 2014(a) to November 30, 2014 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.03)
Net realized and unrealized gain on investment and foreign currency transactions	.29

Net increase in net asset value from operations	.26

Net asset value, end of period	$ 10.26

Total Return
Total investment return based on net asset value(d)	2.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	2.51%^
Expenses, before waivers/reimbursements(e)	6.76%^
Net investment loss(c)	(1.56)%^
Portfolio turnover rate	16%
Portfolio turnover rate (including securities sold short)	47%

See footnote summary on page 52.

AB LONG/SHORT MULTI-MANAGER FUND •	49

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
September 30, 2014(a) to November 30, 2014 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.02)
Net realized and unrealized gain on investment and foreign currency transactions	.28

Net increase in net asset value from operations	.26

Net asset value, end of period	$ 10.26

Total Return
Total investment return based on net asset value(d)	2.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	2.27%^
Expenses, before waivers/reimbursements(e)	6.46%^
Net investment loss(c)	(1.32)%^
Portfolio turnover rate	16%
Portfolio turnover rate (including securities sold short)	47%

See footnote summary on page 52.

50	• AB LONG/SHORT MULTI-MANAGER FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
September 30, 2014(a) to November 30, 2014 (unaudited)
Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.02)
Net realized and unrealized gain on investment and foreign currency transactions	.28

Net increase in net asset value from operations	.26

Net asset value, end of period	$ 10.26

Total Return
Total investment return based on net asset value(d)	2.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	2.33%^
Expenses, before waivers/reimbursements(e)	6.46%^
Net investment loss(c)	(1.38)%^
Portfolio turnover rate	16%
Portfolio turnover rate (including securities sold short)	47%

See footnote summary on page 52.

AB LONG/SHORT MULTI-MANAGER FUND •	51

Financial Highlights

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees and expenses waived/reimbursed by the Adviser.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude expenses on securities sold short:

	September 30, 2014(a) to November 30, 2014 (unaudited)
Class A
Net of waivers/reimbursements	2.24	%^
Before waivers/reimbursements	6.46	%^
Class C
Net of waivers/reimbursements	2.99	%^
Before waivers/reimbursements	7.24	%^
Advisor Class
Net of waivers/reimbursements	1.99	%^
Before waivers/reimbursements	6.20	%^
Class R
Net of waivers/reimbursements	2.49	%^
Before waivers/reimbursements	6.70	%^
Class K
Net of waivers/reimbursements	2.24	%^
Before waivers/reimbursements	6.46	%^
Class I
Net of waivers/reimbursements	1.99	%^
Before waivers/reimbursements	6.16	%^
Class Z
Net of waivers/reimbursements	1.99	%^
Before waivers/reimbursements	6.46	%^

^	Annualized.

See notes to financial statements.

52	• AB LONG/SHORT MULTI-MANAGER FUND

Financial Highlights

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman John H. Dobkin(1) Michael J. Downey(1) William H. Foulk, Jr.(1) D. James Guzy(1)	Nancy P. Jacklin(1) Robert M. Keith, President and Chief Executive Officer Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Marc H. Gamsin(2), Vice President Greg Outcalt(2), Vice President	Joseph J. Mantineo, Treasurer and Chief Financial Officer Emilie D. Wrapp, Secretary Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund are made by its senior management team. Messrs. Gamsin and Outcalt are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

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Board of Directors

Information Regarding the Review and Approval of the Fund’s Advisory Agreement and Sub-Advisory Agreements

The disinterested directors (the “directors”) of AllianceBernstein Cap Fund, Inc. (the “Company”) unanimously approved (i) the proposed Investment Advisory Contract (the “Advisory Agreement”) between the Adviser and the Company in respect of AllianceBernstein Long/Short Multi-Manager Fund (the “Fund”) and (ii) each proposed Investment Sub-Advisory Agreement (each a “Sub-Advisory Agreement”) between the Adviser and each of the sub-advisers (each a “Sub-Adviser”) listed below, in respect of the Fund, each for an initial two-year period, at meetings held on May 5-8, 2014, June 25, 2014 and September 24, 2014.

•	Passport Capital, LLC

•	Impala Asset Management LLC

•	Lyrical Asset Management LP

•	Sirios Capital Management, L.P.

•	Kynikos Associates LP

•	Chilton Investment Company, LLC

Prior to approval of the Advisory Agreement and each Sub-Advisory Agreement, the directors had requested from the Adviser and the Sub-Advisers, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement and Sub-Advisory Agreements with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the proposed advisory fee. The directors also reviewed certain supplemental information relating to the Fund that had been prepared by the Company’s Senior Officer. The directors also discussed the proposed approvals in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the Company, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AllianceBernstein Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the AllianceBernstein Funds and review extensive materials and information presented by the Adviser.

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The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund, and the overall arrangements (i) between the Fund and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee and (ii) between the Adviser and each Sub-Adviser, as provided in the relevant Sub-Advisory Agreement, including the sub-advisory fee payable by the Adviser to the Sub-Adviser, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The directors also determined that the selection of each Sub-Adviser and the proposed arrangements and fees with it were reasonable and in the best interests of the Fund. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the AllianceBernstein Funds. The directors considered both the investment advisory services and the other non-advisory services outlined with specificity in the Advisory Agreement that would be provided to the Fund by the Adviser. They also noted the professional experience and qualifications of the Fund’s portfolio managers and other members of the investment team and other senior personnel of the Adviser. The directors noted that the Advisory Agreement, unlike the advisory agreements for most of the other AllianceBernstein Funds, does not provide for reimbursement to the Adviser of the Adviser’s costs of providing administrative and accounting services for the Fund. These services will be covered by the advisory fee.

The directors noted that the Fund will generally use a “manager of managers” structure (the “Manager of Managers Structure”), and that the Adviser and the Company have applied for an exemptive order from the SEC that would permit the Adviser, with respect to the Fund, to enter into sub-advisory agreements with sub-advisers when the Adviser proposes to replace or add a sub-adviser, or to materially amend a sub-advisory agreement, in each case, subject to approval of the directors and without shareholder approval. Under the Manager of Managers Structure the Adviser will provide general management services to the Fund, including the assumption of overall supervisory responsibility for the general management and investment of the Fund’s assets, and subject to review and approval of the directors, will (i) set the Fund’s overall investment strategies, (ii) evaluate, select, and recommend sub-advisers to manage all or a portion of the Fund’s assets (a “sleeve”), (iii) allocate and, when appropriate, reallocate the

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Fund’s assets among sub-advisers, and (iv) monitor and evaluate the sub-advisers’ performance. The Adviser may also cause the Fund to invest its assets in shares of other investment companies.

The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also were considered. The directors also reviewed the information regarding the Adviser’s compliance and operational models for the Fund that address the allocation of responsibilities among the Adviser, the Sub-Advisers and a third party administrator, including, but not limited to, investment analytics, risk management and compliance. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their proposed relationships with the Fund, including, but not limited, to benefits relating to soft dollar arrangements (whereby the Adviser receives brokerage and research services from brokers that execute transactions for certain clients, including the Company); 12b-1 fees and sales charges to be received by the Company’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; transfer agency fees to be paid by the Fund to a wholly owned subsidiary of the Adviser; and brokerage commissions to be paid by the Fund to brokers affiliated with the Adviser. With respect to soft dollar arrangements, the directors recognized that since the Sub-Advisers of the Fund will place trading orders, benefits of soft dollar arrangements in respect of the Fund would normally accrue to the Sub-Advisers rather than the Adviser. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

Since the Fund had not yet commenced operations and there were no existing AllianceBernstein funds with the same investment style as the Fund, no performance or other historical information for the Fund was available. Based on

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the Adviser’s written and oral presentations regarding the management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds, the directors concluded that they were satisfied that the Adviser was capable of providing high quality portfolio management services to the Fund.

Advisory Fee and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund and information prepared by Lipper concerning advisory fee rates paid by other funds in the same Lipper category as the Fund at a hypothetical common asset level of $250 million. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The information reviewed by the directors showed that, at the Fund’s hypothetical size of $500 million, its proposed contractual advisory fee rate of 190 basis points was higher than the Expense Group median of 159 basis points. The directors noted that the Expense Group median consisted of single-manager long/short equity funds and accordingly gave less weight to that comparison in light of the Fund’s multi-manager structure. Following a recommendation of the Senior Officer, the directors discussed with the Adviser why the Fund, which will have only one investment strategy (long/short equity), should pay the same advisory fee rate as AllianceBernstein Cap Fund, Inc.—AllianceBernstein Multi-Manager Alternative Strategies Fund, which will have several investment strategies, including a long/short equity component. After their discussion, the directors were satisfied with the Adviser’s explanation that allocating assets among sub-advisers pursuing a long-short strategy did not involve materially less work than allocating assets among sub-advisers pursuing multiple alternative strategies. The directors noted that subsequent to the issuance of the Senior Officer’s evaluation, and following a discussion with the directors, the Adviser had withdrawn its proposal to invest a portion of the Fund’s assets in shares of the AllianceBernstein Select US Equity Long/Short Portfolio of AllianceBernstein Cap Fund, Inc.

The Adviser informed the directors that there were no institutional products managed by it that have a substantially similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the AllianceBernstein Funds relative to institutional clients. The Adviser also noted that, because mutual funds are constantly issuing and redeeming shares, they are more difficult to manage than an institutional account, where the assets tend to be relatively stable. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the Fund, as well as the difference in fee structure, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

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The directors considered the anticipated total expense ratio of the Class A shares of the Fund assuming $250 million in assets under management in comparison to the fees and expenses of funds within two comparison groups created by Lipper: an Expense Group and an Expense Universe. Lipper described an Expense Group as a representative sample of funds similar to the Fund and an Expense Universe as a broader group, consisting of all funds in the investment classification/objective with a similar load type as the Fund.

The anticipated expense ratio of the Fund reflected fee waivers and/or expense reimbursements as a result of an expense limitation agreement between the Adviser and the Company in respect of the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Lipper category also were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view the anticipated expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others.

The directors considered the proposed expense limitation of 2.24% for the Class A shares of the Fund for an initial period to end one year after commencement of the Fund’s public offering. Under the expense limitation agreement with the Adviser, if the Fund’s uncapped expenses for the Class A shares were to fall below 2.24%, the Adviser would be able to recoup all or a portion of the fees it had previously waived until the end of three fiscal years after the fiscal period in which amounts were waived or reimbursed. The Adviser informed the directors that the Fund’s uncapped expenses were expected to fall to the level of the expense cap when net assets reached approximately $5.5 billion.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they represent the most cost effective way to obtain desired exposures or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the proposed advisory fee for the Fund was based on services to be provided that will be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs in which the Fund may in the future invest.

The information reviewed by the directors showed that the Fund’s anticipated expense ratio of 224 basis points, giving effect to the proposed expense limitation agreement, was higher than the Expense Group median of 200 basis points and the Expense Universe median of 189 basis points. The directors, taking into consideration that the high expense ratio was substantially attributable to the higher advisory fee resulting from the Fund’s multi-manager structure (whereas the other funds in the Expense Group were single managers), concluded that the Fund’s anticipated expense ratio was acceptable.

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Approval of Sub-Advisory Agreements

In determining to approve each Sub-Advisory Agreement, the directors relied to a significant extent on the due diligence review performed by the Adviser to develop a recommendation to the directors for each Sub-Adviser to serve as a sub-adviser for a sleeve of the Fund. The directors also reviewed extensive materials concerning each Sub-Adviser and either met with representatives of the Sub-Adviser or made arrangements to meet with such representatives in advance of the commencement of operations of the Fund, The directors’ review of each Sub-Adviser and the nature and quality of the services to be provided by it covered, among other things: historical investment performance; information about the strategy to be used by the Sub-Adviser in managing its “sleeve” of the Fund, including differences between such strategy and that used by the Sub-Adviser in managing non-investment company assets; the reputation of the Sub-Adviser in the investment management industry; its compensation structure and ability to attract and retain talented professionals; its policies and procedures to address potential conflicts of interest, including with respect to the fair allocation of investment opportunities among its various accounts; its risk management program and organization; and its compliance program. The directors also received a report from the Company’s Chief Compliance Officer concerning the compliance programs of each Sub-Adviser and a summary of material differences between the compliance policies and procedures of each Sub-Adviser and those of the Adviser.

The directors noted that the Fund’s compliance policies and procedures require each Sub-Adviser to provide information about the profitability of its relationship with the Fund and collateral benefits from such relationship in connection with future continuances of the Sub-Advisory Agreement. They also considered the amount and competitiveness of the sub-advisory fee payable to each Sub-Adviser, noting that such fee had been negotiated by the Adviser (which is not affiliated with the Sub-Adviser) and was payable by the Adviser out of the advisory fee paid to the Adviser by the Fund. They also considered information about expected portfolio turnover. The directors also reviewed the form of the Sub-Advisory Agreement to be entered into by each Sub-Adviser and the Adviser informed them of the modest variations among the agreements resulting from negotiations with the Sub-Advisers.

Economies of Scale

The directors noted that the proposed advisory and sub-advisory fee schedules for the Fund do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. They considered the Adviser’s position that eight of the 14 funds (other than the Fund) in the Fund’s Lipper Expense Group have no breakpoints. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AllianceBernstein Funds, and by the Adviser concerning certain of its views on economies of scale. The directors

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also had requested and received from the Adviser certain updates on economies of scale at the May 2014 meetings. The directors believe that economies of scale may be realized (if at all) by the Adviser and the Sub-Advisers across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser or sub-adviser and to the economies of scale that an adviser or sub-adviser may realize in its overall mutual fund or asset management business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory and sub-advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s assets and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AllianceBernstein Cap Fund, Inc. (the “Fund”) in respect of AllianceBernstein Long/Short Multi-Manager Fund (the “Portfolio”),2 prepared by Philip L. Kirstein, the Senior Officer of the Fund for the Directors of the Fund, as required by the August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Directors in connection with their review of the proposed initial approval of the Investment Advisory Agreement.

The Portfolio is an open end fund that invests primarily in “alternative” or non-traditional investments in portfolio sleeves managed by various unaffiliated sub-advisers (the “Sub-Advisers”) overseen by the Adviser. Sub-Advisers are retained by the Adviser, with the Board of Directors’ approval to manage the individual sleeves in the Portfolio. The Portfolio, to a lesser extent, may invest in registered investment companies sponsored or advised by third party managers.

The Portfolio’s investment objective is to seek long term growth of capital. The Adviser seeks to achieve its investment objective by investing in portfolio sleeves managed by various unaffiliated Long/Short Sub-Advisers, as well as investing primarily in long and short positions in equity securities. The Portfolio may also invest in Class I shares of AllianceBernstein Select US Long/Short Portfolio (“Select US Long Short Portfolio”). The Portfolio is expected to generally maintain 40%-60% net long exposure (long minus short). The Portfolio will generally have a global approach; a substantial portion of its assets will frequently be invested in foreign securities.

The Adviser proposed the MSCI World Index as the Portfolio’s benchmark. The Adviser anticipates that Lipper will place the Portfolio in its Alternative Long/Short Equity category, and that Morningstar will place the Portfolio in its Long/Short Equity category.

1	The Senior Officer’s fee evaluation was completed on April 25, 2014 and discussed with the Board of Directors on May 6-8, 2014.

2	Future references to the Portfolio do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratios refer to the Class A shares of the Portfolio.

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The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In the Jones decision, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s length bargaining as the benchmark for reviewing challenged fees.”3

INVESTMENT ADVISORY FEES, NET ASSETS, & EXPENSE RATIOS

The Adviser proposed that the Portfolio pays the advisory fee set forth below for receiving the services to be provided pursuant to the Investment Advisory Agreement.

3	Jones v. Harris at 1427.

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Portfolio	Advisory Fee
Long/Short Multi-Manager Fund[4]	1.90% of average daily net assets[5]

The Adviser will pay the investment advisory fee earned by each of the Sub-Advisers out of the investment advisory fee it receives from the Portfolio. The Adviser has indicated that it expects to pay each of the original Sub-Advisers 1.00% for managing the Portfolio’s assets within its respective sleeve. It is possible that in the future, the Adviser will pay one or more Sub-Advisers an amount that is more or less than 1.00%. As a result, the Adviser has a potential conflict of interest since the less advisory fees it pays to the Sub-Advisers the more revenue it retains. Accordingly, the conditions of the exemptive relief, which the Adviser has requested from the SEC, attempt to address this potential conflict. For example, whenever a Sub-Adviser is hired or terminated, the Adviser will provide the Board with information disclosing the expected impact the Sub-Adviser’s hiring or termination on the Adviser’s profitability. In addition, on a quarterly basis, the Adviser will provide the Board with information regarding the impact of hiring or terminating any Sub-Adviser during the year on the Adviser’s profitability.

The Portfolio may invest in Class I shares of AllianceBernstein Select US Long/Short Portfolio, which has a management fee of 1.70% plus other non-management fee expenses of 0.25%. In this regard, the Adviser has indicated that it plans to voluntarily waive its fee from the Portfolio equal to the management fee charged to Select US Long/Short Portfolio proportional to the assets allocated to Select US Long/Short Portfolio. This fee arrangement has a conflict of interest since the Adviser will keep the resulting difference of 20 basis points from Portfolio’s management fee while being compensated 170 basis points from the Select US Long/Short Portfolio. In other words, with respect to assets invested in Select US Long/Short Portfolio, the Portfolio shareholders will pay the full advisory fee rate of 1.90% (all retained by the Adviser) even though the Adviser is not selecting and monitoring a third party Sub-Adviser.

4	Since the Portfolio does not fall within any NYAG specific category, the Portfolio is considered, by default, in the Specialty category. The proposed advisory fee for the Portfolio has a higher effective fee rate than the advisory fee schedule of the Specialty category, in which the Portfolio would have been categorized, had the Adviser proposed to implement the NYAG related fee schedule. The advisory fee schedule of the Specialty category is as follows: 75 bp on the first $2.5 billion, 65 bp on the next $2.5 billion, and 60 bp on the balance.

5	The advisory fee schedule proposed for the Portfolio is identical to that proposed for AllianceBernstein Multi-Manager Alternative Strategies Fund (“Multi-Manager Alternative Strategies Fund”), which is managed similarly by the Adviser. Like the Portfolio, Multi-Manager Alternative Strategies Fund invests primarily in alternative investments in portfolio sleeves managed by various unaffiliated sub-advisers overseen by the Adviser. However, Multi-Manager Alternative Strategies Fund’s investment style differs from the Portfolio in terms of the number of primary strategies employed by the portfolio: Multi-Manager Alternative Strategies Fund’s primary strategies include Long/Short Equity in addition to Special Situations, Credit and Global Macro.

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One possible solution to avoid this conflict of interest is for the Adviser to be paid an advisory fee of 1.70% on the Portfolio’s assets invested in Select US Long/Short Portfolio, instead of the advisory fee rate of 1.90%.

Another conflict of interest is to the extent the Adviser allocates the Portfolio’s assets to itself (i.e. invest directly in long/short positions of equity securities) instead of a Sub-Adviser, it will allow the Adviser to retain the entire fee of 100 basis points that it would have paid to the Sub-Adviser, plus the 90 basis points the Adviser generally retains.

The Portfolio‘s Expense Limitation Agreement calls for the Adviser to establish expense caps, set forth below, for a one year period after the date the date that shares of the Portfolio is first offered to the public. The Expense Limitation Agreement also provides a mechanism for reimbursing the Adviser for its expense cap subsidy. Under the Expense Limitation Agreement, the Adviser may be able to recoup all or a portion of the amounts waived or reimbursed until the end of three fiscal years after the fiscal period in which the amounts were waived or reimbursed to the extent that the reimbursements do not cause the expense ratios of the Portfolio’s share classes to exceed the expense caps. The Adviser’s ability to recoup offering expenses will terminate with the agreement.

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking			Estimated Gross Expense Ratio[6]		Fiscal Year End
Long/Short Multi-Manager Fund	Class A Class C Class R Class K Class I Advisor Class Z	2.24 2.99 2.49 2.24 1.99 1.99 1.99	% % % % % % %	2.62 3.39 3.08 2.77 2.44 2.37 2.34	% % % % % % %	May 31

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services to be provided by the Adviser to the Portfolio that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities, make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services.

6	The Portfolio’s estimated gross expense ratios are based on an initial estimate of the Portfolio’s net assets at $250 million.

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The accounting, administrative, legal and compliance requirements for the Portfolio will be more costly than those for institutional assets due to the greater complexities and time required for investment companies, although the Adviser will be reimbursed for providing some of these services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolio’s investors will be more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. Managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

The Investment Advisory Agreements for the Portfolio includes provisions permitting the Adviser to retain Sub-Advisers for the Portfolio and specifying that the Adviser has an obligation to oversee the services provided by any Sub-Adviser that is retained.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar investment style as the Portfolio.7 However, the Adviser has represented that there is no category in the Form ADV for institutional products that have a substantially similar investment style as the Portfolio.8

7	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

8	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

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The Adviser has represented that it does not manage any sub-advisory relationship that has a substantially similar investment style as either of the Portfolios.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolio with fees charged to other investment companies for similar services offered by other investment advisers.9 Lipper’s analysis included the comparison of the Portfolio’s contractual management fee, estimated at an initial asset level of $250 million, to the median of the Portfolio’s Lipper Expense Group (“EG”)10 and the Portfolio’s contractual management fee ranking.11

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

Lipper does not have a separate category for multi-manager long/short equity funds. Accordingly, the EG that Lipper created for the Portfolio includes long/short equity funds that are not multi-managed. To show the impact caused by this difference, the tables below also includes a contractual management fee and total expense ratio comparison between funds with multi-managers and funds with single-managers.

9	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1429.

10	Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. There are limitations to Lipper expense category data because different funds categorize expenses differently.

11	The contractual management fee is calculated by Lipper using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that Portfolio had the lowest effective fee rate in the Lipper peer group.

66	• AB LONG/SHORT MULTI-MANAGER FUND

Portfolio	Contractual Management Fee (%)[12]	Lipper EG MedIan (%)	Lipper EG Rank	Lipper EG Quintile
Long/Short Multi-Manager Fund (all funds)	1.900	1.591	10/15	4
only multi-manager funds	1.900	1.925	4/8	3
only singe-manager funds[13]	N/A	1.260	N/A	N/A

Lipper also compared the Portfolio’s projected total expense ratio to the medians of the Portfolio’s EG and Lipper Expense Universe (“EU”). The EU is as a broader group compared to the EG, consisting of all funds that have the same investment classification/objective and load type as the subject Portfolio.14

Portfolio	Total Expense Ratio (%)[15]	Lipper EG Median (%)	Lipper EG Rank	Lipper EG Quintile	Lipper EU Median (%)	Lipper EU Rank	Lipper EU Quintile
Long/Short Multi-Manager Fund (all funds)	2.240	1.996	11/15	4	1.890	19/27	4
only multi-manager funds	2.240	2.595	4/8	3
only singe-manager funds[13]	N/A	1.742	N/A	N/A

Based on this analysis, the Portfolio has a higher contractual management fee and total expense ratio than the respective overall EG medians; however, the Portfolio’s contractual management fee and total expense ratio are lower than the EG medians for multi-manager funds.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio.

12	The contractual management fee does not reflect any expense reimbursements made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative, and other services. In addition, the contractual management fee does not reflect any advisory fee waivers for expense caps.

13	Since the Portfolio has multiple Sub-Advisers, the Portfolio is not compared to long/short equity funds that have only a single manager. Accordingly, “N/A” is listed under Contractual Management Fee, Lipper EG Rank and Lipper EG Quintile.

14	Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG peer when selecting an EU peer. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

15	Projected total expense ratio information pertains to the Portfolio’s Class A shares.

AB LONG/SHORT MULTI-MANAGER FUND •	67

The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio has not yet commenced operations. Therefore, there is no historic profitability data with respect to the Adviser’s investment services to the Portfolio.

In addition to the Adviser’s direct profits from managing the Portfolio, certain of the Adviser’s affiliates have business relationships with the Portfolio and may earn a profit from providing other services to the Portfolio. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive and the relationship otherwise complies with the 40 Act restrictions. These affiliates provide transfer agent, distribution and brokerage related services to the Portfolio and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges (“CDSC”) and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Fund’s principal underwriter. ABI and the Adviser have disclosed in the Portfolio’s prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Portfolio. The total amount to be paid to a financial intermediary associated with the sale of shares will generally not exceed the sum of (a) 0.25% of the current year’s fund sales by that firm and (b) 0.10% of the average daily net assets attributable to that firm over the year. In 2013, ABI paid approximately 0.05% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $19.4 million for distribution services and educational support (revenue sharing payments).

Fees and reimbursements for out of pocket expenses to be charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Portfolio, are based on the level of the network account and the class of shares held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis.

The Portfolio’s Sub-Advisers may effect brokerage transactions in the future through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”), and its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”),

68	• AB LONG/SHORT MULTI-MANAGER FUND

collectively “SCB,” and pay commissions for such transactions. The Adviser represented that SCB’s profitability from any future business conducted with the Portfolio’s Sub-Advisers would be comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM have experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AllianceBernstein Mutual Funds managed by the Adviser through lower fees.

Previously in February 2008, the independent consultant provided the Board of Directors an update of the Deli16 study on advisory fees and various fund characteristics.17 The independent consultant first reiterated the results of his

16	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry over the last four years.

17	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones V. Harris at 1429.

AB LONG/SHORT MULTI-MANAGER FUND •	69

previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.18 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE FUND

With assets under management of approximately $454 billion as of March 31, 2014, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolio.

Since the Portfolio has not yet commenced operations, the Portfolio has no performance history.

CONCLUSION:

Based on the factors discussed above, the Senior Officer proposed the Directors ask the Adviser to explain its reason for charging the same advisory fee rate to both the Portfolio and Multi-Manager Alternative Strategies Fund even though the Portfolio’s investment strategy only involves Long/Short, and does not involve other primary strategies (Special Situations, Credit and Global Macro) utilized by Multi-Manager Alternative Strategies Fund. In addition, the Directors should ask the Adviser to address how it plans to resolve the conflict of interest resulting from investments made by the Portfolio in Select US Long/Short Portfolio and from the allocation of assets to investing directly in long and short positions of equity securities, instead of using a Sub-Adviser.19 This conclusion in respect of the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: June 5, 2014

18	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

19	Subsequent to the issuance of the Senior Officer’s evaluation, the Adviser revised its proposal to remove the possibility of the Portfolio investing in Select US Long/Short Portfolio.

70	• AB LONG/SHORT MULTI-MANAGER FUND

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US Equity

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Growth & Income Fund

Value Fund

International/Global Equity

International/Global Core

Global Equity & Covered Call Strategy Fund

Global Thematic Growth Fund

International Portfolio

Tax-Managed International Portfolio

International/Global Growth

International Growth Fund

International/Global Value

International Value Fund

Fixed Income

Municipal

High Income Municipal Portfolio

Intermediate California Portfolio

Intermediate Diversified Portfolio

Intermediate New York Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

Fixed Income (continued)

Taxable

High Income Fund

High Yield Portfolio

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

Alternatives

All Market Real Return Portfolio*

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Market Neutral Strategy-U.S.

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

Multi-Asset

All Market Growth Portfolio*

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Retirement Strategies

2000 Retirement Strategy

2005 Retirement Strategy

2010 Retirement Strategy

2015 Retirement Strategy

2020 Retirement Strategy

2025 Retirement Strategy

2030 Retirement Strategy

2035 Retirement Strategy

2040 Retirement Strategy

2045 Retirement Strategy

2050 Retirement Strategy

2055 Retirement Strategy

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Closed-End Funds

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein Multi-Manager Alternative Fund

AllianceBernstein National Municipal Income Fund

We also offer Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abglobal.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

*	Prior to December 15, 2014, All Market Growth Portfolio was named Dynamic All Market Fund; All Market Real Return Portfolio was named Real Asset Strategy.

AB LONG/SHORT MULTI-MANAGER FUND •	71

AB Family of Funds

NOTES

72	• AB LONG/SHORT MULTI-MANAGER FUND

NOTES

AB LONG/SHORT MULTI-MANAGER FUND •	73

NOTES

74	• AB LONG/SHORT MULTI-MANAGER FUND

NOTES

AB LONG/SHORT MULTI-MANAGER FUND •	75

NOTES

76	• AB LONG/SHORT MULTI-MANAGER FUND

AB LONG/SHORT MULTI-MANAGER FUND

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

LSMM-0152-1114

NOV    11.30.14

SEMI-ANNUAL REPORT

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

A discussion of the Fund’s investment performance is not included in this report since the Fund only recently commenced operations on July 31, 2014. A discussion for the Fund’s investment performance will be included in its upcoming Annual Report to Shareholders. AllianceBernstein L.P. would like to thank you for your interest and investment in the Fund.

Investment Products Offered

• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abglobal.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abglobal.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abglobal.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 31, 2014+	Ending Account Value November 30, 2014	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,012.00	$9.49	2.80%
Hypothetical**	$1,000	$1,007.41	$9.47	2.80%
Class C
Actual	$1,000	$1,010.00	$12.09	3.57%
Hypothetical**	$1,000	$1,004.82	$12.06	3.57%
Advisor Class
Actual	$1,000	$1,013.00	$8.62	2.54%
Hypothetical**	$1,000	$1,008.29	$8.59	2.54%
Class R
Actual	$1,000	$1,011.00	$10.27	3.03%
Hypothetical**	$1,000	$1,006.64	$10.24	3.03%
Class K
Actual	$1,000	$1,012.00	$9.42	2.78%
Hypothetical**	$1,000	$1,007.48	$9.40	2.78%
Class I
Actual	$1,000	$1,013.00	$8.58	2.53%
Hypothetical**	$1,000	$1,008.32	$8.56	2.53%
Class Z
Actual	$1,000	$1,013.00	$8.68	2.56%
Hypothetical**	$1,000	$1,008.22	$8.66	2.56%
+	Commencement of operations.

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 123/365 (to reflect the one-half year period).

**	Assumes 5% annual re turn before expenses.

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	1

Expense Example

PORTFOLIO SUMMARY

November 30, 2014 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $400.2

STRATEGY ALLOCATION*

49.8%	Long / Short Equity
29.4%	Special Situations
19.5%	Credit
1.3%	Cash

SUB-ADVISER ALLOCATION*

9.9%	Halcyon Liquid Strategies IC Mgt LP	Special Situations
9.8%	First Pacific Advisors LLC	Special Situations
9.8%	CQS US LLC	Credit
9.7%	Chilton Investment Company LLC	Long / Short Equity
9.7%	MPAM Credit Trading Partners LP	Credit
9.7%	River Canyon Fund Management LLC	Special Situations
8.9%	Sirios Capital Management LP	Long / Short Equity
8.5%	Passport Capital, LLC	Long / Short Equity
8.5%	Lyrical Asset Management LP	Long / Short Equity
8.2%	Impala Asset Management LLC	Long / Short Equity
6.0%	Kynikos Associates LP	Long / Short Equity
1.3%	Cash

SECURITY TYPE BREAKDOWN*

	Long	Short

Collateralized Mortgage Obligations	0.1%	—%
Common Stock Units	0.2	—
Common Stocks	54.2	-8.9
Convertible Bonds	0.6	—
Corporate Bonds	16.8	-2.6
Depository Receipts	1.2	-0.8
Government Issues	1.3	-5.0
Limited Partnership Units	0.2	—
Municipals	1.9	—
Mutual Funds	0.0	-14.6
Options Equity	0.2	—
Preferred Stocks	0.8	—
R.E. Investment Trust Units	2.2	-0.2
Warrants	0.3	—

*	Holdings are expressed as a percentage of total net assets and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).”

2	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Portfolio Summary

CONSOLIDATED PORTFOLIO OF INVESTMENTS

November 30, 2014 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 54.2%
Consumer Discretionary – 13.3%
Auto Components – 0.5%
Goodyear Tire & Rubber Co. (The)	29,527	$809,335
Johnson Controls, Inc.(a)	27,680	1,384,000

		2,193,335

Automobiles – 0.2%
Harley-Davidson, Inc.	8,861	617,434

Diversified Consumer Services – 0.3%
Service Corp. International/US	53,297	1,204,512
Sotheby’s	1,367	55,241

		1,259,753

Hotels, Restaurants & Leisure – 3.3%
Amaya Gaming Group, Inc.(b)	42,280	1,432,381
Bloomin’ Brands, Inc.(a)(b)	22,494	512,188
Boyd Gaming Corp.(b)	1,109	14,173
Brinker International, Inc.	8,864	499,309
Buffalo Wild Wings, Inc.(b)	5,115	870,624
Caesars Acquisition Co.(b)	224	2,348
Caesars Entertainment Corp.(b)	1,580	26,797
Carnival Corp.	16,498	728,552
ClubCorp Holdings, Inc.	765	15,078
Cracker Barrel Old Country Store, Inc.	4,137	529,577
Domino’s Pizza, Inc.(a)	16,200	1,520,370
Marriott International, Inc./DE – Class A	18,056	1,422,632
Morgans Hotel Group Co.(b)	48,362	391,732
OPAP SA	3,014	37,842
Pinnacle Entertainment, Inc.(b)	827	20,584
Sonic Corp.	11,277	306,622
Starbucks Corp.	6,800	552,228
Wyndham Worldwide Corp.(a)	31,360	2,614,169
Wynn Macau Ltd.	64,300	210,244
Wynn Resorts Ltd.(a)	7,488	1,337,432

		13,044,882

Household Durables – 1.6%
Jarden Corp.(b)	20,402	900,726
Lennar Corp. – Class A	27,332	1,291,164
NVR, Inc.(b)	861	1,083,715
PulteGroup, Inc.	22,250	481,267
Ryland Group, Inc. (The)	26,193	1,024,932
Whirlpool Corp.	7,809	1,453,802

		6,235,606

Internet & Catalog Retail – 0.9%
Liberty Interactive Corp.(b)	78,150	2,278,073
Netflix, Inc.(a)(b)	3,892	1,348,928

		3,627,001

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	3

Consolidated Portfolio of Investments

Company	Shares	U.S. $ Value

Leisure Products – 0.3%
Brunswick Corp./DE	10,693	$531,228
Polaris Industries, Inc.	3,985	624,490

		1,155,718

Media – 4.0%
CBS Corp. – Class B(a)	27,911	1,531,756
Charter Communications, Inc. – Class A(b)	7,401	1,255,950
Comcast Corp. – Class A	31,567	1,800,581
DISH Network Corp. – Class A(b)	19,887	1,579,227
Interpublic Group of Cos., Inc. (The)	18,700	379,423
Liberty Global PLC – Class A(b)	17,150	891,628
Liberty Global PLC – Series C(b)	16,955	846,394
Naspers Ltd. – Class N	6,043	782,099
NOS SGPS	40,689	251,542
Time Warner Cable, Inc. – Class A	4,797	716,096
Time Warner, Inc.	19,124	1,627,835
Twenty-First Century Fox, Inc. – Class A	40,762	1,500,042
Viacom, Inc. – Class B(a)	10,922	826,031
Walt Disney Co. (The)(a)	17,650	1,632,801
WPP PLC	20,900	437,004

		16,058,409

Multiline Retail – 0.6%
Dollar General Corp.(b)	22,521	1,503,051
Macy’s, Inc.	16,902	1,097,109

		2,600,160

Specialty Retail – 1.5%
AutoZone, Inc.(a)(b)	2,077	1,199,904
Best Buy Co., Inc.(a)	29,957	1,180,605
Home Depot, Inc. (The)	12,400	1,232,560
Penske Automotive Group, Inc.(a)	10,922	517,157
PetSmart, Inc.	2,868	225,884
Signet Jewelers Ltd.(a)	5,873	769,128
Tiffany & Co.(a)	7,150	771,628

		5,896,866

Textiles, Apparel & Luxury Goods – 0.1%
Skechers U.S.A., Inc.(b)	7,806	479,366

		53,168,530

Industrials – 9.8%
Aerospace & Defense – 1.7%
Airbus Group NV	15,780	961,266
Boeing Co. (The)	3,369	452,659
Finmeccanica SpA(b)	18,048	174,879
General Dynamics Corp.	5,494	798,608
Meggitt PLC	58,500	459,005
Precision Castparts Corp.(a)	4,020	956,358
Raytheon Co.(a)	14,167	1,511,619

4	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Consolidated Portfolio of Investments

Company	Shares	U.S. $ Value

TransDigm Group, Inc.	5,556	$1,098,921
United Technologies Corp.	3,800	418,304

		6,831,619

Air Freight & Logistics – 0.7%
FedEx Corp.(a)	9,640	1,717,655
United Parcel Service, Inc. – Class B(a)	8,672	953,226

		2,670,881

Airlines – 1.2%
Air France-KLM(b)	11,057	116,535
American Airlines Group, Inc.	3,283	159,324
Delta Air Lines, Inc.	32,495	1,516,542
International Consolidated Airlines Group SA(b)	96,812	690,186
Ryanair Holdings PLC(b)	62,759	665,184
Spirit Airlines, Inc.(b)	3,413	282,221
United Continental Holdings, Inc.(b)	24,540	1,502,584

		4,932,576

Building Products – 0.4%
Fortune Brands Home & Security, Inc.(a)	33,715	1,514,478

Construction & Engineering – 0.2%
AECOM Technology Corp.(b)	10,837	346,892
Fluor Corp.	8,352	517,741

		864,633

Electrical Equipment – 0.9%
Acuity Brands, Inc.	7,668	1,059,718
Eaton Corp. PLC	19,291	1,308,508
Rockwell Automation, Inc.	2,112	243,746
SolarCity Corp.(b)	16,994	934,670

		3,546,642

Industrial Conglomerates – 0.3%
Danaher Corp.	13,809	1,153,880
Jardine Matheson Holdings Ltd.	1,200	74,646
Jardine Strategic Holdings Ltd.	4,000	146,340

		1,374,866

Machinery – 1.5%
EnPro Industries, Inc.(b)	15,128	976,058
Joy Global, Inc.	5,800	284,432
Pall Corp.(a)	13,598	1,306,904
SPX Corp.	8,524	764,518
Stanley Black & Decker, Inc.	7,984	754,009
Sulzer AG	2,500	279,479
Timken Co. (The)(a)	20,747	887,764
Toro Co. (The)(a)	8,688	570,628

		5,823,792

Professional Services – 0.1%
Nielsen NV	14,305	597,520

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	5

Consolidated Portfolio of Investments

Company	Shares	U.S. $ Value

Road & Rail – 2.3%
Avis Budget Group, Inc.(b)	11,216	$674,642
Canadian Pacific Railway Ltd.	1,482	286,263
CSX Corp.	15,579	568,478
Hertz Global Holdings, Inc.(b)	55,277	1,312,276
JB Hunt Transport Services, Inc.	1,734	143,107
Kansas City Southern	2,840	337,790
Old Dominion Freight Line, Inc.(b)	10,651	863,157
Ryder System, Inc.	5,334	509,504
Saia, Inc.(a)(b)	11,405	632,635
Union Pacific Corp.(a)	32,051	3,742,595

		9,070,447

Trading Companies & Distributors – 0.4%
AerCap Holdings NV(b)	22,704	1,006,014
Air Lease Corp.	8,591	326,716
MRC Global, Inc.(b)	10,877	219,824

		1,552,554

Transportation Infrastructure – 0.1%
BBA Aviation PLC	39,938	213,812

		38,993,820

Information Technology – 7.1%
Communications Equipment – 0.3%
ARRIS Group, Inc.(b)	11,500	342,355
Cisco Systems, Inc.	26,600	735,224
QUALCOMM, Inc.	3,800	277,020

		1,354,599

Electronic Equipment, Instruments & Components – 0.9%
CDW Corp./DE	264	9,261
Corning, Inc.	66,030	1,387,951
TE Connectivity Ltd.(a)	33,431	2,146,270

		3,543,482

Internet Software & Services – 2.2%
Facebook, Inc. – Class A(b)	17,534	1,362,392
Google, Inc. – Class A(a)(b)	4,353	2,390,145
Google, Inc. – Class C(b)	412	223,234
LinkedIn Corp. – Class A(b)	1,545	349,587
Tencent Holdings Ltd.	69,423	1,113,780
Yahoo!, Inc.(b)	61,528	3,183,459

		8,622,597

IT Services – 0.9%
FleetCor Technologies, Inc.(b)	8,546	1,298,052
MasterCard, Inc. – Class A(a)	13,353	1,165,583
Western Union Co. (The) – Class W	57,241	1,063,538

		3,527,173

6	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Consolidated Portfolio of Investments

Company	Shares	U.S. $ Value

Semiconductors & Semiconductor Equipment – 0.6%
Analog Devices, Inc.	7,300	$398,872
Avago Technologies Ltd.	18,336	1,712,582
Intel Corp.	6,900	257,025
SunEdison, Inc.(b)	8,633	186,905

		2,555,384

Software – 1.2%
CDK Global, Inc.	4,196	159,741
Microsoft Corp.	25,000	1,195,250
Oracle Corp.	34,400	1,458,904
Salesforce.com, Inc.(b)	6,648	398,016
Symantec Corp.(a)	54,747	1,428,349
Tungsten Corp. PLC(b)	64,289	284,169
Vringo, Inc.(b)	12,408	12,058

		4,936,487

Technology Hardware, Storage & Peripherals – 1.0%
Apple, Inc.	13,985	1,663,237
Lexmark International, Inc. – Class A	6,640	284,590
NCR Corp.(b)	17,756	526,465
Western Digital Corp.	13,119	1,354,799

		3,829,091

		28,368,813

Health Care – 6.9%
Biotechnology – 0.4%
Gilead Sciences, Inc.(a)(b)	16,876	1,693,000

Health Care Equipment & Supplies – 2.6%
Becton Dickinson and Co.(a)	19,553	2,743,873
Covidien PLC(a)	56,912	5,748,112
Intuitive Surgical, Inc.(b)	925	478,937
Medtronic, Inc.(a)	20,804	1,536,791

		10,507,713

Health Care Providers & Services – 2.2%
Aetna, Inc.	16,701	1,456,995
Brookdale Senior Living, Inc.(b)	70,570	2,499,589
Express Scripts Holding Co.(b)	8,400	698,460
HCA Holdings, Inc.(b)	3,085	214,994
Synergy Health PLC	32,521	1,025,065
UnitedHealth Group, Inc.(a)	9,012	888,854
Universal Health Services, Inc. – Class B(a)	4,763	498,305
WellPoint, Inc.(a)	11,667	1,492,326

		8,774,588

Life Sciences Tools & Services – 0.5%
Thermo Fisher Scientific, Inc.	13,997	1,809,672

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	7

Consolidated Portfolio of Investments

Company	Shares	U.S. $ Value

Pharmaceuticals – 1.2%
Actavis PLC(a)(b)	7,578	$2,050,683
Endo International PLC(b)	7,713	564,360
Merck & Co., Inc.(a)	7,073	427,209
Mylan, Inc./PA(b)	1,032	60,486
Valeant Pharmaceuticals International, Inc.(b)	11,087	1,612,604

		4,715,342

		27,500,315

Financials – 5.5%
Banks – 1.8%
Bank of America Corp.	120,000	2,044,800
CIT Group, Inc.	5,300	258,640
Citigroup, Inc.	13,600	733,992
Comerica, Inc.	25,334	1,180,818
JPMorgan Chase & Co.	5,303	319,028
Signature Bank/New York NY(b)	10,432	1,265,089
Wells Fargo & Co.(a)	26,603	1,449,331

		7,251,698

Capital Markets – 0.5%
Ameriprise Financial, Inc.	10,841	1,428,518
NorthStar Asset Management Group, Inc./NY	23,347	489,120

		1,917,638

Consumer Finance – 0.6%
Ally Financial, Inc.(b)	39,847	947,562
Discover Financial Services	23,923	1,568,152
Santander Consumer USA Holdings, Inc.	849	15,783

		2,531,497

Diversified Financial Services – 0.9%
Groupe Bruxelles Lambert SA	4,900	443,326
McGraw Hill Financial, Inc.	12,732	1,189,933
Moody’s Corp.(a)	13,100	1,323,231
NASDAQ OMX Group, Inc. (The)	18,257	819,922

		3,776,412

Insurance – 1.4%
Aflac, Inc.	21,866	1,306,056
Alleghany Corp.(b)	607	277,120
Ambac Financial Group, Inc.(b)	861	21,146
American International Group, Inc.	15,100	827,480
Amtrust Financial Services, Inc.	8,045	412,869
Aon PLC	13,100	1,211,619
Assurant, Inc.	7,637	516,185
Societa Cattolica di Assicurazioni SCRL	32,967	223,821
Willis Group Holdings PLC	19,018	812,259

		5,608,555

8	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Consolidated Portfolio of Investments

Company	Shares	U.S. $ Value

Real Estate Management & Development – 0.3%
Realogy Holdings Corp.(b)	23,396	$1,076,684

		22,162,484

Materials – 4.5%
Chemicals – 3.2%
Ashland, Inc.	14,015	1,598,411
Celanese Corp. – Series A	16,545	993,858
CF Industries Holdings, Inc.	8,806	2,361,329
Dow Chemical Co. (The)(a)	13,214	643,125
Ecolab, Inc.(a)	11,345	1,236,038
Rockwood Holdings, Inc.	12,892	1,004,931
Sherwin-Williams Co. (The)(a)	9,331	2,284,789
WR Grace & Co.(a)(b)	29,227	2,807,838

		12,930,319

Construction Materials – 0.0%
Headwaters, Inc.(b)	207	2,898

Containers & Packaging – 0.5%
Berry Plastics Group, Inc.(b)	45,884	1,327,883
Owens-Illinois, Inc.(b)	29,661	760,508

		2,088,391

Metals & Mining – 0.3%
Alcoa, Inc.	40,100	693,329
Barrick Gold Corp.	1,308	15,552
Freeport-McMoRan, Inc.	388	10,418
Impala Platinum Holdings Ltd.(b)	15,977	116,196
Newmont Mining Corp.	10,117	186,153
Norsk Hydro ASA	55,100	321,817

		1,343,465

Paper & Forest Products – 0.5%
Canfor Corp.(b)	30,947	743,702
Louisiana-Pacific Corp.(b)	66,310	1,010,565

		1,754,267

		18,119,340

Consumer Staples – 3.2%
Beverages – 1.2%
Brown-Forman Corp. – Class B(a)	10,433	1,012,523
Carlsberg A/S – Class B	4,200	373,706
Constellation Brands, Inc. – Class A(b)	36,831	3,550,508

		4,936,737

Food & Staples Retailing – 1.3%
Costco Wholesale Corp.(a)	18,113	2,574,220
CVS Health Corp.	14,500	1,324,720
Kroger Co. (The)	13,931	833,631

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	9

Consolidated Portfolio of Investments

Company	Shares	U.S. $ Value

Safeway, Inc.	2,255	$78,564
Walgreen Co.	4,500	308,745

		5,119,880

Food Products – 0.4%
Chocoladefabriken Lindt & Sprungli AG (REG)	23	1,373,563
Orkla ASA	48,200	358,428

		1,731,991

Household Products – 0.2%
Church & Dwight Co., Inc.	8,798	674,895
Henkel AG & Co. KGaA	2,200	217,807

		892,702

Tobacco – 0.1%
Lorillard, Inc.	2,712	171,236

		12,852,546

Energy – 2.8%
Energy Equipment & Services – 1.0%
Baker Hughes, Inc.	837	47,709
Dresser-Rand Group, Inc.(b)	14,518	1,177,555
National Oilwell Varco, Inc.	16,242	1,088,864
Schlumberger Ltd.	19,981	1,717,367

		4,031,495

Oil, Gas & Consumable Fuels – 1.8%
Anadarko Petroleum Corp.	8,150	645,073
Canadian Natural Resources Ltd.	10,900	362,752
DHT Holdings, Inc.	2,492	15,625
EOG Resources, Inc.	12,072	1,046,884
EP Energy Corp.(b)	20,120	215,083
EQT Corp.	21	1,911
Marathon Petroleum Corp.	13,918	1,253,872
Occidental Petroleum Corp.	10,080	804,082
Phillips 66(a)	8,121	592,995
SemGroup Corp. Class A	7,471	552,779
Suncor Energy, Inc. (New York)(a)	32,426	1,024,337
Tesoro Corp.	86	6,589
Williams Cos., Inc. (The)	14,169	733,246

		7,255,228

		11,286,723

Telecommunication Services – 0.7%
Diversified Telecommunication Services – 0.3%
Verizon Communications, Inc.	25,506	1,290,349

Wireless Telecommunication Services – 0.4%
SoftBank Corp.	9,115	607,239
T-Mobile US, Inc.(b)	36,032	1,051,774

		1,659,013

		2,949,362

10	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Consolidated Portfolio of Investments

Company		Shares	U.S. $ Value

Utilities – 0.4%
Electric Utilities – 0.3%
NextEra Energy, Inc.		11,462	$1,196,518

Independent Power and Renewable Electricity Producers – 0.1%
TerraForm Power, Inc. – Class A(b)		5,985	198,403
Vivint Solar, Inc.(b)		11,840	119,584

			317,987

			1,514,505

Total Common Stocks (cost $202,197,725)			216,916,438

		Principal Amount (000)
CORPORATE BONDS – 16.8%
Materials – 3.5%
Chemicals – 1.4%
Eastman Chemical Co. 4.65%, 10/15/44	U.S.$	448	453,838
Hexion US Finance Corp. 6.625%, 4/15/20		562	543,735
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 8.875%, 2/01/18		2,218	2,096,010
9.00%, 11/15/20		605	493,075
NOVA Chemicals Corp. 5.00%, 5/01/25(c)		120	124,050
5.25%, 8/01/23(c)		1,875	1,964,063

			5,674,771

Metals & Mining – 2.1%
American Gilsonite Co. 11.50%, 9/01/17(c)		1,500	1,507,500
AuRico Gold, Inc. 7.75%, 4/01/20(c)		335	318,250
Consolidated Minerals Ltd. 8.00%, 5/15/20(c)		1,000	770,000
Evraz, Inc. NA Canada 7.50%, 11/15/19(c)		1,115	1,115,000
First Quantum Minerals Ltd. 7.25%, 5/15/22(c)		575	554,875
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. 6.875%, 2/15/23		1,500	1,692,450

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	11

Consolidated Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

HudBay Minerals, Inc. 9.50%, 10/01/20(c)	U.S.$	1,395	$1,443,825
Thompson Creek Metals Co., Inc. 7.375%, 6/01/18		1,025	935,312

			8,337,212

			14,011,983

Consumer Discretionary – 3.5%
Auto Components – 0.1%
Lear Corp. 5.25%, 1/15/25		158	158,000

Automobiles – 0.3%
General Motors Co. 6.25%, 10/02/43		1,163	1,351,987

Hotels Restaurants & Leisure – 1.3%
Caesars Entertainment Operating Co., Inc. 9.00%, 2/15/20		700	553,875
10.00%, 12/15/18		780	97,110
11.25%, 6/01/17		920	736,000
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope 8.00%, 10/01/20(c)		500	490,000
McDonald’s Corp. 3.625%, 5/01/43		264	241,460
Odeon & UCI Finco PLC 9.00%, 8/01/18(c)	GBP	960	1,358,940
Punch Taverns Finance PLC 7.32%, 10/15/25(c)		247	432,108
Ruby Tuesday, Inc. 7.625%, 5/15/20	U.S.$	105	105,263
Scientific Games International, Inc. 7.00%, 1/01/22(c)		135	135,844
SGMS Escrow Corp. 10.00%, 12/01/22(c)		640	598,400
Yum! Brands, Inc. 5.35%, 11/01/43		264	287,736

			5,036,736

Media – 0.6%
21st Century Fox America, Inc. 4.75%, 9/15/44(c)		528	561,057
Comcast Corp. 4.75%, 3/01/44		528	580,519
Postmedia Network, Inc. 12.50%, 7/15/18		741	774,345
Scripps Networks Interactive, Inc. 2.75%, 11/15/19		528	533,255

			2,449,176

12	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Consolidated Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Retailers – 1.2%
Chinos Intermediate Holdings A, Inc. 7.75% (7.75% Cash or 8.50% PIK), 5/01/19(c)(d)	U.S.$	1,106	$1,045,170
Claire’s Stores, Inc. 9.00%, 3/15/19(c)		1,000	1,010,000
New Look Bondco I PLC 8.375%, 5/14/18(c)		780	819,078
NIKE, Inc. 3.625%, 5/01/43		304	295,899
Petco Animal Supplies, Inc. 9.25%, 12/01/18(c)		585	611,325
Quiksilver, Inc./QS Wholesale, Inc. 7.875%, 8/01/18(c)		130	115,700
Sears Holdings Corp. 6.625%, 10/15/18		134	124,620
Target Corp. 4.00%, 7/01/42		528	522,877
Walgreens Boots Alliance, Inc. 4.80%, 11/18/44		304	319,891

			4,864,560

			13,860,459

Industrials – 2.1%
Aerospace & Defense – 0.5%
B/E Aerospace, Inc. 5.25%, 4/01/22		860	954,600
6.875%, 10/01/20		720	776,700
DynCorp International, Inc. 10.375%, 7/01/17		35	29,768
Northrop Grumman Corp. 4.75%, 6/01/43		264	282,113

			2,043,181

Building Materials – 0.2%
Grupo Isolux Corsan Finance BV 6.625%, 4/15/21(c)	EUR	500	564,091
HD Supply, Inc. 11.50%, 7/15/20	U.S.$	234	271,440

			835,531

Industrial Other – 0.1%
Galapagos Holding SA 7.00%, 6/15/22(c)	EUR	420	490,914

Packaging – 0.5%
Ardagh Finance Holdings SA 8.375%, 6/15/19(c)(d)		123	156,768
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 6.00%, 6/30/21(c)	U.S.$	304	300,960

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	13

Consolidated Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer 6.00%, 6/15/17(c)	U.S.$	1,000	$997,500
Tekni-Plex, Inc. 9.75%, 6/01/19(c)		435	476,325

			1,931,553

Railroads – 0.2%
Burlington Northern Santa Fe LLC 4.55%, 9/01/44		304	316,111
CSX Corp. 4.10%, 3/15/44		264	254,871

			570,982

Transportation Services – 0.6%
FedEx Corp. 5.10%, 1/15/44		528	589,379
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.125%, 11/15/21(c)		1,745	1,779,900

			2,369,279

			8,241,440

Financials – 1.7%
Banks – 0.4%
Barclays PLC 8.00%, 12/15/20(e)(f)	EUR	370	481,847
Washington Mutual Bank Zero Coupon, 11/06/09-6/16/10(g)	U.S.$	5,000	1,400,000

			1,881,847

Capital Markets – 0.9%
Lehman Brothers Holdings, Inc. Zero Coupon, 1/12/12-12/30/16(b)		6,995	1,014,275
6.20%, 9/26/14(b)		10,000	1,487,500
7.875%, 5/08/18	GBP	4,150	1,053,374

			3,555,149

Insurance – 0.4%
Ambac Assurance Corp. 5.10%, 6/07/20(c)	U.S.$	1,107	1,285,093
WellPoint, Inc. 5.10%, 1/15/44		264	287,349

			1,572,442

			7,009,438

Energy – 1.7%
Capital Goods – 0.0%
KLX, Inc. 5.875%, 12/01/22(c)(h)		80	81,400

14	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Consolidated Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Independent – 0.9%
Athlon Holdings LP/Athlon Finance Corp. 6.00%, 5/01/22c)	U.S.$	388	$420,010
Cimarex Energy Co. 4.375%, 6/01/24		422	416,725
Halcon Resources Corp. 9.75%, 7/15/20		800	612,000
Ithaca Energy, Inc. 8.125%, 7/01/19(c)		770	650,650
Linn Energy LLC/Linn Energy Finance Corp. 8.625%, 4/15/20		650	588,250
Whiting Petroleum Corp. 5.00%, 3/15/19		325	316,063
5.75%, 3/15/21		460	464,600

			3,468,298

Midstream – 0.5%
Kinder Morgan, Inc./DE 5.30%, 12/01/34		914	931,339
5.55%, 6/01/45		610	619,881
Midcontinent Express Pipeline LLC 6.70%, 9/15/19(c)		183	204,045

			1,755,265

Oil Field Services – 0.3%
CHC Helicopter SA 9.25%, 10/15/20		1,170	1,181,700

Oil Gas & Consumable Fuels – 0.0%
Dynagas LNG Partners LP/Dynagas Finance, Inc. 6.25%, 10/30/19		160	153,600

			6,640,263

Information Technology – 1.4%
Technology – 1.4%
Advanced Micro Devices, Inc. 7.75%, 8/01/20		523	487,044
First Data Corp. 12.625%, 1/15/21		1,500	1,785,000
Interface Security Systems Holdings, Inc./Interface Security Systems LLC 9.25%, 1/15/18		1,908	1,936,620
Microsoft Corp. 4.875%, 12/15/43		304	351,945
Oracle Corp. 4.50%, 7/08/44		304	321,409
TES Finance PLC 6.75%, 7/15/20(c)	GBP	500	738,045

			5,620,063

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	15

Consolidated Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Health Care – 1.1%
Health Care Providers & Services – 0.0%
Cleveland Clinic Foundation (The) 4.858%, 1/01/14	U.S.$	145	$145,129

Healthcare – 0.9%
Baxter International, Inc. 4.50%, 6/15/43		304	319,008
Cardinal Health, Inc. 4.50%, 11/15/44		610	609,131
Children’s Hospital Medical Center 4.268%, 5/15/44		106	107,773
Dignity Health 5.267%, 11/01/64		159	165,291
Express Scripts Holding Co. 6.125%, 11/15/41		304	381,870
Gentiva Health Services, Inc. 11.50%, 9/01/18		825	880,688
inVentiv Health, Inc. 11.00%, 8/15/18(c)		1,433	1,188,140

			3,651,901

Pharmaceuticals – 0.2%
Amgen, Inc. 5.375%, 5/15/43		304	342,987
Pfizer, Inc. 4.40%, 5/15/44		264	273,387

			616,374

			4,413,404

Consumer Staples – 0.9%
Beverages – 0.1%
Diageo Capital PLC 3.875%, 4/29/43		528	507,417
Heineken NV 4.00%, 10/01/42(c)		264	250,114

			757,531

Consumer Product – 0.1%
Avon Products, Inc. 5.00%, 3/15/23(i)		264	242,880

Food Staples Retailing – 0.2%
US Foods, Inc. 8.50%, 6/30/19		900	956,250

Food Products – 0.1%
Kraft Foods Group, Inc. 5.00%, 6/04/42		264	285,423

16	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Consolidated Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Supermarkets – 0.3%
New Albertsons, Inc. 7.45%, 8/01/29	U.S.$	315	$285,075
8.00%, 5/01/31		1,010	944,350

			1,229,425

Tobacco – 0.1%
Philip Morris International, Inc. 4.875%, 11/15/43		264	286,752

			3,758,261

Telecommunication Services – 0.7%
Wireless Telecommunication Services – 0.5%
Altice Finco SA 8.125%, 1/15/24(c)		566	581,565
iHeartCommunications, Inc. 9.00%, 9/15/22(c)		535	521,625
T-Mobile USA, Inc. 6.375%, 3/01/25		460	466,900
Wind Acquisition Finance SA 4.75%, 7/15/20(c)		338	325,325

			1,895,415

Wirelines – 0.2%
EarthLink Holdings Corp. 7.375%, 6/01/20		326	339,040
Orange SA 5.50%, 2/06/44		576	655,859

			994,899

			2,890,314

Covered – 0.2%
Mtg Non Pfand – 0.2%
Cedulas TDA 6 Fondo de Titulizacion de Activos 4.25%, 4/10/31	EUR	400	608,470

Utilities – 0.0%
Electric Utilities – 0.0%
GCB 144A Energy Future 10.00%, 12/01/20	U.S.$	1,841	177,196

Total Corporate Bonds (cost $69,183,275)			67,231,291

		Shares
R.E. INVESTMENT TRUST UNITS – 2.2%
Consumer Discretionary – 0.3%
Media – 0.3%
Lamar Advertising Co.		22,607	1,204,727

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	17

Consolidated Portfolio of Investments

Company		Shares	U.S. $ Value

Financials – 1.9%
Real Estate Investment Trusts (REITs) – 1.9%
Campus Crest Communities, Inc.		52,194	$464,141
Chimera Investment Corp.		100,155	338,524
Colony Financial, Inc.(a)		23,030	565,387
Gramercy Property Trust, Inc.		300,876	1,775,168
iStar Financial, Inc. Series D		26,314	660,087
iStar Financial, Inc. Series E		39,550	976,292
NorthStar Realty Finance Corp.		155,745	2,845,461

			7,625,060

Total R.E. Investment Trust Units (cost $8,552,543)			8,829,787

		Principal Amount (000)
MUNICIPALS – 1.9%
Local Authorities – 1.9%
Local Authorities – 1.9%
Arkansas Technical University 3.625%, 5/01/39	U.S.$	65	62,003
Arlington Higher Education Finance Corp. 4.00%, 8/15/39		25	25,524
Bethel Local School District Series B 4.00%, 11/01/51		125	125,521
Central Michigan University 3.50%, 10/01/32		20	19,455
Charleroi Borough Authority Water System Revenue 3.75%, 12/01/38		60	60,054
4.00%, 12/01/40		20	20,099
Chattanooga-Hamilton County Hospital Authority 4.125%, 10/01/39(h)		140	137,789
City of Birmingham 3.375%, 3/01/32		55	53,488
City of Charlotte NC Storm Water Revenue 4.00%, 12/01/43		240	250,666
City of Miami Gardens 5.00%, 7/01/39		440	489,518
City of Raleigh Series A 4.00%, 10/01/37-10/01/38		135	141,033
College of Charleston 3.625%, 4/01/33(h)		135	134,190
Concord University 4.00%, 6/01/35-6/01/44(h)		300	298,752

18	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Consolidated Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Cook County Community College District No 54 Triton 3.50%, 6/01/33	U.S.$	70	$68,137
Cotati-Rohnert Park Unified School District 4.00%, 8/01/49		175	175,409
County of Curry 3.50%, 12/01/34(h)		70	68,034
County of Cuyahoga 3.625%, 12/01/35		180	179,082
Gainesville & Hall County Hospital Authority 4.00%, 8/15/46(h)		80	79,996
Health & Educational Facilities Authority of the State of Missouri 4.00%, 11/15/45		395	390,153
Henderson State University 3.75%, 11/01/36		40	39,120
Illinois Finance Authority 4.50%, 11/01/36		105	105,497
Indiana Finance Authority 4.25%, 10/01/34		55	54,056
Jefferson Elementary School District 4.00%, 9/01/39		195	196,716
La Paz County Industrial Development Authority 7.00%, 3/01/34		1,175	1,185,469
Liberty Center Local School District 4.125%, 11/01/51		155	156,248
Louisiana Local Government Environmental Facilities & Community Development Auth 3.75%, 9/01/39		55	55,221
Maryland Health & Higher Educational Facilities Authority 3.50%, 10/01/34		15	14,809
Missouri Development Finance Board 3.25%, 10/01/32(h)		225	219,919
4.00%, 11/01/43		60	60,047
New Jersey Transportation Trust Fund Authority 4.25%, 6/15/44		210	207,558
Northwood Local School District 4.00%, 7/15/51		295	294,425
Ohio University 5.59%, 12/01/14		530	550,818
Oklahoma Municipal Power Authority 3.625%, 1/01/38		125	122,409
Paw Paw Public Schools 3.75%, 5/01/43		50	49,481

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	19

Consolidated Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Platte County School District No. 1 Columbus Public Schools 3.50%, 12/15/39	U.S.$	145	$140,292
Poplar Bluff R-I School District 4.00%, 3/01/39		100	101,153
Port Authority of New York & New Jersey 4.00%, 9/01/34		70	71,991
Private Colleges & Universities Authority 4.00%, 4/01/32		20	20,201
Puerto Rico Public Buildings Authority 5.65%, 7/01/28		170	125,052
Richmond County Development Authority 3.125%, 12/15/30		20	19,038
Rincon Valley Union School District 3.50%, 8/01/39		125	118,069
Saint Michael MN Independent School District No. 885 Series A 3.00%, 2/01/30		235	228,554
Sales Tax Asset Receivable Corp. 4.00%, 10/15/32		150	163,394
South Tahoe Joint Powers Financing Authority 4.00%, 10/01/34(h)		120	119,832
Virgin Islands Public Finance Authority 5.00%, 10/01/34		190	206,108
Virginia Small Business Financing Authority 4.00%, 10/01/38		155	154,285
West Virginia Hospital Finance Authority 4.00%, 1/01/34		65	66,793
West Virginia University 4.00%, 10/01/44		25	25,675

Total Municipals (cost $7,532,142)			7,651,133

GOVERNMENT ISSUES – 1.3%
Treasuries – 1.3%
Bundesrepublik Deutschland 1.50%, 5/15/24	EUR	1,700	2,275,893
U.S. Treasury Bonds 3.125%, 8/15/44	U.S.$	132	137,383
U.S. Treasury Notes 2.25%, 11/15/24		856	860,280
1.50%, 10/31/19		243	242,981
2.375%, 8/15/24		1,755	1,783,245

Total Government Issues (cost $5,289,737)			5,299,782

20	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Consolidated Portfolio of Investments

Company	Shares	U.S. $ Value

DEPOSITORY RECEIPTS – 1.2%
Consumer Discretionary – 0.3%
Internet & Catalog Retail – 0.3%
Alibaba Group Holding Ltd. (ADR)(b)	7,019	$783,601
Vipshop Holdings Ltd. (ADR)(b)	17,340	396,392

		1,179,993

Consumer Staples – 0.7%
Beverages – 0.6%
Anheuser-Busch InBev NV	9,241	1,081,105
Anheuser-Busch InBev NV (Sponsored ADR)	11,400	1,333,686

		2,414,791

Food Products – 0.1%
Unilever NV	8,900	362,293

		2,777,084

Energy – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Gazprom OAO (Sponsored ADR)	25,000	144,750
LUKOIL OAO (Sponsored ADR)	2,600	121,025
Rosneft OAO	11,800	55,881

		321,656

Financials – 0.0%
Banks – 0.0%
Sberbank of Russia (Sponsored ADR)	9,800	60,172

Materials – 0.0%
Metals & Mining – 0.0%
MMC Norilsk Nickel OJSC (ADR)	4,200	74,440

Telecommunication Services – 0.1%
Telecommunication Services – 0.1%
Tim Participacoes SA	7,635	185,912
Vodafone Group PLC (Sponsored ADR)	5,900	215,645

		401,557

Total Depository Receipts (cost $4,648,111)		4,814,902

PREFERRED STOCKS – 0.8%
Financials – 0.8%
Banks – 0.5%
RBS Capital Funding Trust V Series E 5.90%	40,552	987,036
RBS Capital Funding Trust VII 6.08%	37,262	912,547
Sberbank of Russia (Preference Shares) 0.00%	37,300	38,966

		1,938,549

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	21

Consolidated Portfolio of Investments

Company		Shares	U.S. $ Value

Consumer Finance – 0.3%
Ally Financial, Inc. 8.50%		52,200	$1,385,388

			3,323,937

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Surgutneftegas OAO (Preference Shares) 0.00%		78,100	53,652

Total Preferred Stocks (cost $3,353,573)			3,377,589

		Principal Amount (000)
CONVERTIBLE BONDS – 0.6%
Consumer Discretionary – 0.2%
Hotels Restaurants & Leisure – 0.2%
Starwood Waypoint Residential Trust 3.00%, 7/01/19(c)	U.S.$	915	880,116

Financials – 0.0%
Capital Markets – 0.0%
Apollo Commercial Real Estate Finance, Inc. 5.50%, 3/15/19		90	88,650

Real Estate Investment Trusts (REITS) – 0.0%
Starwood Waypoint Residential Trust 4.50%, 10/15/17(c)		50	52,000

			140,650

Industrials – 0.4%
Electrical Equipment – 0.4%
SolarCity Corp. 1.625%, 11/01/19(a)(c)		1,495	1,381,940

Total Convertible Bonds (cost $2,484,312)			2,402,706

		Shares
WARRANTS – 0.3%
Financials – 0.3%
Banks – 0.1%
JPMorgan Chase & Co., expiring 10/28/18(b)		12,443	248,860

Capital Markets – 0.2%
Morgan Stanley BV, expiring 9/28/15(b)		28,955	756,076

Total Warrants (cost $1,270,616)			1,004,936

22	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Consolidated Portfolio of Investments

Company	Contracts	U.S. $ Value

OPTIONS EQUITY – 0.2%
Carbo Ceramics, Inc. Expiration: Mar 2015, Exercise Price: $ 55.00(b)(j)	26	$45,900
Energy Select Sector SPDR Fund Expiration: Dec 2014, Exercise Price: $ 81.00(b)(j)	810	239,760
Fortescue Metals Group Ltd. Expiration: Mar 2015, Exercise Price: AUD 3.30(b)(j)	920	50,083
Fortescue Metals Group Ltd. Expiration: Mar 2015, Exercise Price: 3.50(b)(j)	320	21,234
Hertz Global Holdings, Inc. Expiration: Mar 2015, Exercise Price: $ 23.00(b)(j)	165	46,612
Hertz Global Holdings, Inc. Expiration: Mar 2015, Exercise Price: $ 20.00(b)(j)	100	48,000
iShares Russell 2000 ETF Expiration: Dec 2014, Exercise Price: $ 112.00(b)(j)	476	33,796
iShares US Real Estate ETF Expiration: Dec 2014, Exercise Price: $ 73.00(b)(j)	634	6,340
iShares US Real Estate ETF Expiration: Mar 2015, Exercise Price: $ 68.00(b)(j)	667	30,015
ITT Educational Services, Inc. Expiration: Apr 2015, Exercise Price: $ 5.00(b)(j)	58	4,267
Las Vegas Sands Corp. Expiration: Dec 2014, Exercise Price: $ 60.00(b)(j)	129	6,729
Las Vegas Sands Corp. Expiration: Mar 2015, Exercise Price: $ 57.50(b)(j)	60	10,867
Netflix, Inc. Expiration: Jul 2015, Exercise Price: $ 350.00(b)(j)	8	33,520
Netflix, Inc. Expiration: Jul 2015, Exercise Price: $ 415.00(b)(j)	7	58,741
NU Skin Enterprises, Inc. Expiration: Mar 2015, Exercise Price: $ 40.00(b)(j)	132	62,825
NU Skin Enterprises, Inc. Expiration: Mar 2015, Exercise Price: $ 45.00(b)(j)	29	21,357

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	23

Consolidated Portfolio of Investments

Company	Contracts	U.S. $ Value

Petroleo Brasileiro SA Expiration: Apr 2015, Exercise Price: $ 13.00(b)(j)	63	$22,666
Pultgroup, Inc. Expiration: Apr 2015, Exercise Price: $ 19.00(b)(j)	53	3,047
Stratasys, Inc. Expiration: Jun 2015, Exercise Price: $ 100.00(b)(j)	19	21,861
Tesla Motors, Inc. Expiration: Jun 2015, Exercise Price: $ 240.00(b)(j)	11	30,124
Tesla Motors, Inc. Expiration: Mar 2015, Exercise Price: $ 200.00(b)(j)	23	14,344
Tesla Motors, Inc. Expiration: Mar 2015, Exercise Price: $ 220.00(b)(j)	19	21,548
Trulia, Inc. Expiration: Jul 2015, Exercise Price: $ 43.00(b)(j)	50	26,716
Trulia, Inc. Expiration: Jul 2015, Exercise Price: $ 50.00(b)(j)	25	21,716
Ulta Salon Cosmetics and Fragrances Expiration: Mar 2015, Exercise Price: $ 110.00(b)(j)	60	24,662
Ulta Salon Cosmetics and Fragrances Expiration: Mar 2015, Exercise Price: $ 115.00(b)(j)	40	22,270
Wynn Resorts Ltd. Expiration: Dec 2014, Exercise Price: $ 179.00(b)(j)	43	19,089
Wynn Resorts Ltd. Expiration: Mar 2015, Exercise Price: $ 174.00(b)(j)	18	15,567

Total Options Equity (premiums paid $1,018,391)		963,656

	Shares
COMMON STOCK UNITS – 0.2%
Financials – 0.2%
Real Estate Management & Development – 0.2%
Rescap Liquidating Trust (cost $874,655)	51,990	829,241

24	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Consolidated Portfolio of Investments

Company		Shares	U.S. $ Value

LIMITED PARTNERSHIP UNITS – 0.2%
Financials – 0.2%
Capital Markets – 0.2%
Lazard Ltd. – Class A(a) (cost $749,674)		14,237	$733,490

		Principal Amount (000)
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Financials – 0.1%
Thrifts & Mortgage Finance – 0.1%
Sunset Mortgage Loan Co. – Class A, Series 2014-NPL1 3.228%, 8/16/44(c) (cost $539,889)	U.S.$	540	541,242

		Shares
MUTUAL FUNDS – 0.1%
Local Authorities – 0.1%
Local Authorities – 0.1%
Eaton Vance Municipal Income Term Trust		1,898	33,006
Nuveen Dividend Advantage Municipal Fund 3		6,026	82,556
Nuveen Dividend Advantage Municipal Income Fund		5,533	77,684

Total Mutual Funds (cost $196,731)			193,246

		Contracts
OPTIONS INDEX – 0.0%
S&P 500 Index Expiration: Mar 2015, Exercise Price: $ 1,950.00(b)(j)		41	128,740
S&P 500 Index Expiration: Jan 2015, Exercise Price: $ 1,900.00(b)(j)		29	20,445
S&P 500 Index Expiration: Mar 2015, Exercise Price: $ 1,850.00(b)(j)		19	33,725

Total Options Index (premiums paid $325,190)			182,910

OPTIONS - FIXED INCOME – 0.0%
iTraxx Xover – Europe (Sell Protection) Expiration: Dec 2014, Exercise Rate: 400.00%(b)(k) (premiums paid $153,234)		9,000,000	3,722

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	25

Consolidated Portfolio of Investments

Company		Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 16.5%
Investment Companies – 14.7%
AB Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.08%(l)(m)		45,130,683	$45,130,683
SSC Government MM GVXX,0.00%(l)(m)		13,614,156	13,614,156

Total Investment Companies (cost $58,744,839)			58,744,839

		Principal Amount (000)
GOVERNMENT ISSUES – 1.8%
Treasuries – 1.8%
U.S. Treasury Bill Zero Coupon, 12/18/14-12/26/14(a)	U.S.$	2,000	1,999,959
0.04%, 1/22/15(a)		1,250	1,249,928
U.S. Treasury Notes 2.375%, 2/28/15(a)		2,000	2,011,326
0.375%, 4/15/15(a)		2,000	2,002,500

Total Government Issues (cost $7,263,580)			7,263,713

Total Short-Term Investments (cost $66,008,419)			66,008,552

Total Investments Before Securities Sold Short – 96.7% (cost $374,378,217)			386,984,623

		Shares
SECURITIES SOLD SHORT – (32.0)%
MUTUAL FUNDS – (14.6)%
Index – (10.2)%
Index – (10.2)%
iShares iBoxx $ High Yield Corporate Bond ETF		(26,430)	(2,408,566)
iShares MSCI Canada ETF		(15,345)	(459,429)
iShares MSCI Emerging Markets ETF		(71,295)	(2,958,743)
iShares MSCI India ETF		(6,063)	(193,834)
iShares Russell 2000 ETF		(13,353)	(1,559,230)
SPDR S&P 500 ETF Trust		(142,950)	(29,619,240)
Technology Select Sector SPDR Fund		(81,127)	(3,447,086)

			(40,646,128)

Financials – (1.4)%
Banks – (0.1)%
SPDR S&P Regional Banking ETF		(13,734)	(544,553)

26	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Consolidated Portfolio of Investments

Company	Shares	U.S. $ Value

Financial Other – (1.0)%
Financial Select Sector SPDR Fund	(158,392)	$(3,864,765)

Real Estate Investment Trusts (REITs) – 0.0%
Vanguard REIT ETF	(1,504)	(121,177)

Real Estate Other – (0.3)%
iShares US Real Estate ETF	(13,147)	(1,012,582)

		(5,543,077)

Industrials – (1.0)%
Industrial Other – (1.0)%
Industrial Select Sector SPDR Fund	(69,161)	(3,935,953)

Consumer Discretionary – (0.8)%
Consumer Discretionary Other – (0.8)%
Consumer Discretionary Select Sector SPDR Fund	(46,484)	(3,338,016)

Energy – (0.6)%
Energy Other – (0.5)%
Energy Select Sector SPDR Fund	(29,137)	(2,325,715)

Oil, Gas & Consumable Fuels – 0.0%
SPDR S&P Oil & Gas Exploration & Production ETF	(700)	(35,791)

		(2,361,506)

Health Care – (0.4)%
Health Care Other – (0.4)%
Health Care Select Sector SPDR Fund	(26,109)	(1,816,925)

Materials – (0.1)%
Materials Other – (0.1)%
Materials Select Sector SPDR Fund	(9,644)	(474,099)

Utilities – (0.1)%
Utility Other – (0.1)%
Utilities Select Sector SPDR Fund	(8,639)	(397,394)

Total Mutual Funds (proceeds $56,143,559)		(58,513,098)

COMMON STOCKS – (8.9)%
Consumer Discretionary – (2.1)%
Auto Components – 0.0%
Continental AG	(384)	(80,749)

Automobiles – (0.3)%
Fiat Chrysler Automobiles NV(b)	(13,690)	(170,912)
General Motors Co.	(23,667)	(791,188)
Tesla Motors, Inc.(b)	(505)	(123,483)

		(1,085,583)

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	27

Consolidated Portfolio of Investments

Company	Shares	U.S. $ Value

Distributors – (0.1)%
LKQ Corp.(b)	(6,554)	$(190,394)

Diversified Consumer Services – (0.2)%
Apollo Education Group, Inc.(b)	(7,802)	(243,579)
DeVry Education Group, Inc.	(4,341)	(212,101)
Grand Canyon Education, Inc.(b)	(2,350)	(107,325)
Sotheby’s	(4,500)	(181,845)
Strayer Education, Inc.(b)	(1,889)	(142,978)

		(887,828)

Hotels, Restaurants & Leisure – (0.4)%
Chipotle Mexican Grill, Inc. – Class A(b)	(9)	(5,973)
Dunkin’ Brands Group, Inc.	(3,527)	(170,530)
Genting Singapore PLC	(61,000)	(53,307)
Las Vegas Sands Corp.	(3,345)	(213,043)
Marriott International, Inc./DE	(1,253)	(98,724)
MGM Resorts International(b)	(12,219)	(278,715)
Norwegian Cruise Line Holdings Ltd.(b)	(3,301)	(144,881)
Penn National Gaming, Inc.(b)	(23,435)	(332,777)
Wynn Resorts Ltd.	(1,333)	(238,087)

		(1,536,037)

Household Durables – 0.0%
Garmin Ltd.	(2,481)	(142,161)

Internet & Catalog Retail – (0.3)%
Amazon.com, Inc.(b)	(2,187)	(740,606)
Expedia, Inc.	(1,912)	(166,554)
Netflix, Inc.(b)	(303)	(105,017)
Priceline Group, Inc. (The)(b)	(137)	(158,946)
RetailMeNot, Inc.(b)	(3,101)	(45,662)

		(1,216,785)

Media – 0.0%
DISH Network Corp. – Class A(b)	(1,626)	(129,121)

Multiline Retail – (0.2)%
Macy’s, Inc.	(1,490)	(96,716)
Target Corp.	(7,131)	(527,694)

		(624,410)

Specialty Retail – (0.5)%
Best Buy Co., Inc.	(14,704)	(579,485)
CarMax, Inc.(b)	(2,208)	(125,812)
Dick’s Sporting Goods, Inc.	(2,548)	(128,954)
Five Below, Inc.(b)	(4,777)	(222,895)
GameStop Corp. – Class A	(2,510)	(94,903)
Home Depot, Inc. (The)	(960)	(95,424)
Men’s Wearhouse, Inc. (The)	(1,995)	(93,206)
O’Reilly Automotive, Inc.(b)	(571)	(104,344)

28	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Consolidated Portfolio of Investments

Company	Shares	U.S. $ Value

Outerwall, Inc.(b)	(2,322)	$(163,190)
Restoration Hardware Holdings, Inc.(b)	(1,919)	(162,098)
Ulta Salon Cosmetics & Fragrance, Inc.(b)	(1,526)	(193,024)
Vitamin Shoppe, Inc.(b)	(3,642)	(174,306)

		(2,137,641)

Textiles, Apparel & Luxury Goods – (0.1)%
Coach, Inc.	(3,248)	(120,566)
Michael Kors Holdings Ltd.(b)	(1,591)	(122,045)

		(242,611)

		(8,273,320)

Industrials – (1.7)%
Aerospace & Defense – (0.3)%
B/E Aerospace, Inc.(b)	(1,514)	(117,895)
Boeing Co. (The)	(4,775)	(641,569)
Bombardier, Inc.	(79,478)	(303,038)
General Dynamics Corp.	(412)	(59,888)
Honeywell International, Inc.	(1,286)	(127,404)
United Technologies Corp.	(669)	(73,644)

		(1,323,438)

Airlines – (0.2)%
Copa Holdings SA	(1,091)	(122,094)
Deutsche Lufthansa AG	(9,896)	(176,255)
Norwegian Air Shuttle ASA(b)	(6,895)	(259,226)
Virgin America, Inc.(b)	(2,588)	(97,516)

		(655,091)

Commercial Services & Supplies – 0.0%
ADT Corp. (The)	(3,613)	(126,238)
Pitney Bowes, Inc.	(800)	(19,696)

		(145,934)

Construction & Engineering – 0.0%
Chicago Bridge & Iron Co. NV	(2,204)	(110,266)

Electrical Equipment – (0.3)%
Eaton Corp.	(1,050)	(71,222)
Eaton Corp. PLC	(1,735)	(117,685)
SolarCity Corp.(b)	(15,048)	(827,640)
Vestas Wind Systems A/S(b)	(4,889)	(180,421)

		(1,196,968)

Industrial Conglomerates – (0.3)%
3M Co.	(859)	(137,517)
Danaher Corp.	(1,741)	(145,478)
General Electric Co.	(26,459)	(700,899)
Siemens AG	(1,317)	(155,666)

		(1,139,560)

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	29

Consolidated Portfolio of Investments

Company	Shares	U.S. $ Value

Machinery – (0.3)%
Caterpillar, Inc.	(9,584)	$(964,151)
Cummins, Inc.	(653)	(95,090)
Joy Global, Inc.	(1,652)	(81,014)
PACCAR, Inc.	(1,813)	(121,507)

		(1,261,762)

Road & Rail – (0.1)%
Avis Budget Group, Inc.(b)	(2,638)	(158,676)

Trading Companies & Distributors – (0.2)%
Fastenal Co.	(13,741)	(621,093)
WW Grainger, Inc.	(200)	(49,136)

		(670,229)

Transportation Infrastructure – 0.0%
Atlantia SpA	(2,196)	(55,318)

		(6,717,242)

Health Care – (1.2)%
Health Care Equipment & Supplies – (1.1)%
Intuitive Surgical, Inc.(b)	(348)	(180,184)
Medtronic, Inc.	(46,029)	(3,400,162)
STERIS Corp.	(14,004)	(892,755)

		(4,473,101)

Health Care Providers & Services – 0.0%
PharMerica Corp.(b)	(300)	(6,543)

Health Care Technology – 0.0%
athenahealth, Inc.(b)	(784)	(91,963)

Pharmaceuticals – (0.1)%
Endo International PLC(b)	(1,300)	(95,121)
Endo Pharmaceuticals Holdings, Inc.(b)	(1,212)	(88,670)
Valeant Pharmaceuticals International, Inc.(b)	(1,966)	(285,955)

		(469,746)

		(5,041,353)

Information Technology – (1.1)%
Internet Software & Services – (0.4)%
Gogo, Inc.(b)	(2,864)	(45,308)
LinkedIn Corp.(b)	(711)	(160,878)
Pandora Media, Inc.(b)	(5,114)	(100,541)
Rackspace Hosting, Inc.(b)	(3,750)	(172,163)
Tencent Holdings Ltd.	(48,000)	(770,083)
Trulia, Inc.(b)	(3,420)	(173,839)
Yahoo Japan Corp.	(14,200)	(51,630)

		(1,474,442)

30	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Consolidated Portfolio of Investments

Company	Shares	U.S. $ Value

IT Services – (0.1)%
International Business Machines Corp.	(2,703)	$(438,346)
VeriFone Systems, Inc.(b)	(1,550)	(55,273)

		(493,619)

Semiconductors & Semiconductor Equipment – (0.1)%
Applied Materials, Inc.	(4,874)	(117,220)
Canadian Solar, Inc.(b)	(4,110)	(99,832)
First Solar, Inc.(b)	(1,908)	(93,110)
Intel Corp.	(5,162)	(192,284)

		(502,446)

Software – (0.4)%
Salesforce.com, Inc.(b)	(3,616)	(216,490)
Splunk, Inc.(b)	(9,594)	(643,757)
Workday, Inc. Class A(b)	(5,919)	(515,249)

		(1,375,496)

Technology Hardware, Storage & Peripherals – (0.1)%
EMC Corp./MA	(5,602)	(170,021)
Hewlett-Packard Co.	(5,211)	(203,542)
Stratasys Ltd.(b)	(270)	(27,532)
Stratasys, Inc.(b)	(320)	(32,617)

		(433,712)

		(4,279,715)

Materials – (0.9)%
Chemicals – (0.2)%
Albemarle Corp.	(6,184)	(365,103)
Dow Chemical Co. (The)	(1,631)	(79,381)
EI du Pont de Nemours & Co.	(1,673)	(119,452)
Praxair, Inc.	(667)	(85,630)

		(649,566)

Metals & Mining – (0.7)%
Alcoa, Inc.	(5,445)	(94,144)
ArcelorMittal	(8,312)	(101,782)
First Quantum Minerals Ltd.	(93,137)	(1,514,953)
Freeport-McMoRan, Inc.	(2,389)	(64,145)
Grupo Mexico SAB de CV	(36,000)	(118,141)
Newmont Mining Corp.	(47,057)	(865,848)
ThyssenKrupp AG(b)	(2,197)	(58,033)

		(2,817,046)

		(3,466,612)

Consumer Staples – (0.7)%
Beverages – (0.1)%
Carlsberg A/S	(1,630)	(145,034)
Coca-Cola Co. (The)	(4,622)	(207,204)

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	31

Consolidated Portfolio of Investments

Company	Shares	U.S. $ Value

PepsiCo, Inc.	(838)	$(83,884)

		(436,122)

Food & Staples Retailing – (0.4)%
Sysco Corp.	(7,938)	(319,584)
Wal-Mart Stores, Inc.	(4,110)	(359,789)
Whole Foods Market, Inc.	(16,426)	(805,367)

		(1,484,740)

Food Products – (0.1)%
Keurig Green Mountain, Inc.	(1,059)	(150,526)
Mondelez International, Inc. – Class A	(3,563)	(139,670)

		(290,196)

Household Products – (0.1)%
Procter & Gamble Co. (The)	(6,883)	(622,430)

Personal Products – 0.0%
USANA Health Sciences, Inc.(b)	(1,087)	(115,917)

Tobacco – 0.0%
Reynolds American, Inc.	(792)	(52,201)

		(3,001,606)

Energy – (0.5)%
Energy Equipment & Services – (0.1)%
Core Laboratories NV	(2,876)	(370,515)
Halliburton Co.	(938)	(39,583)
SBM Offshore NV(b)	(9,670)	(130,469)

		(540,567)

Oil, Gas & Consumable Fuels – (0.4)%
Anadarko Petroleum Corp.	(1,131)	(89,519)
Baytex Energy Corp.	(200)	(4,231)
Chevron Corp.	(1,370)	(149,152)
ConocoPhillips	(600)	(39,642)
Consol Energy, Inc.	(5,468)	(213,963)
Crescent Point Energy Corp.	(300)	(7,787)
Devon Energy Corp.	(1,408)	(83,030)
Eni SpA	(7,950)	(158,274)
Exxon Mobil Corp.	(1,662)	(150,477)
Gulfport Energy Corp.(b)	(3,332)	(159,036)
InterOil Corp.(b)	(533)	(29,048)
Occidental Petroleum Corp.	(849)	(67,725)
Pioneer Natural Resources Co.	(1,682)	(240,913)
Polski Koncern Naftowy Orlen SA	(15,248)	(204,602)
Range Resources Corp.	(1,120)	(73,528)

		(1,670,927)

		(2,211,494)

32	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Consolidated Portfolio of Investments

Company		Shares	U.S. $ Value

Utilities – (0.3)%
Electric Utilities – (0.3)%
American Electric Power Co., Inc.		(5,298)	$(304,900)
Duke Energy Corp.		(3,654)	(295,608)
Exelon Corp.		(3,430)	(124,063)
Fortum Oyj		(3,689)	(92,541)
Southern Co. (The)		(6,162)	(292,264)

			(1,109,376)

Financials – (0.2)%
Banks – (0.1)%
DBS Group Holdings Ltd.		(10,113)	(153,687)

Capital Markets – 0.0%
Franklin Resources, Inc.		(2,124)	(120,771)

Consumer Finance – 0.0%
Navient Corp.		(6,330)	(132,677)

Insurance – (0.1)%
ACE Ltd.		(1,066)	(121,887)
Allstate Corp. (The)		(1,414)	(96,364)
Assured Guaranty Ltd.		(3,667)	(93,729)
Lincoln National Corp.		(1,167)	(66,087)
MBIA, Inc.(b)		(3,495)	(36,068)
Power Financial Corp.		(4,070)	(127,243)

			(541,378)

			(948,513)

Telecommunication Services – (0.2)%
Diversified Telecommunication Services – (0.2)%
AT&T, Inc.		(20,973)	(742,025)

			(742,025)

Total Common Stocks (proceeds $34,562,972)			(35,791,256)

		Principal Amount (000)
GOVERNMENT ISSUES – (5.0)%
Treasuries – (5.0)%
Bundesrepublik Deutschland 5.50%, 1/04/31	EUR	(280)	(565,456)
U.S. Treasury Bonds
3.125%, 8/15/44	U.S.$	(12,810)	(13,332,405)
3.00%, 11/15/44		(402)	(408,846)
U.S. Treasury Notes
2.50%, 5/15/24		(1,130)	(1,161,869)

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	33

Consolidated Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

1.625%, 8/31/19	U.S.$	(3,000)	$(3,022,032)
2.25%, 11/15/24		(365)	(366,825)
1.50%, 10/31/19		(785)	(784,939)
2.00%, 10/31/21		(386)	(388,443)

Total Government Issues (proceeds $19,671,654)			(20,030,815)

CORPORATE BONDS – (2.5)%
Energy – (0.8)%
Independent – (0.3)%
BreitBurn Energy Partners LP/BreitBurn Finance Corp. 7.875%, 4/15/22		(840)	(747,600)
Denbury Resources, Inc. 4.625%, 7/15/23		(330)	(277,200)
Range Resources Corp. 5.00%, 3/15/23		(165)	(164,072)
SandRidge Energy, Inc. 7.50%, 3/15/21		(275)	(220,000)

			(1,408,872)

Midstream – (0.1)%
Kinder Morgan Energy Partners LP 4.25%, 9/01/24		(275)	(277,595)

Oil Field Services – (0.4)%
Ensco PLC 4.50%, 10/01/24		(1,440)	(1,445,167)

Oil Gas & Consumable Fuels – 0.0%
DCP Midstream Operating LP 5.60%, 4/01/44		(166)	(176,869)

			(3,308,503)

Materials – (0.6)%
Chemicals – (0.1)%
Ashland, Inc. 6.875%, 5/15/43		(374)	(402,050)
INEOS Group Holdings SA 5.875%, 2/15/19(c)		(83)	(80,717)
NOVA Chemicals Corp. 5.00%, 5/01/25(c)		(110)	(113,713)

			(596,480)

Metals & Mining – (0.5)%
Freeport-McMoRan, Inc. 4.55%, 11/14/24		(500)	(502,361)
Glencore Funding LLC 2.50%, 1/15/19(c)		(296)	(295,173)
4.625%, 4/29/24(c)		(166)	(169,436)

34	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Consolidated Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Peabody Energy Corp. 6.25%, 11/15/21	U.S.$	(996)	$(933,750)

			(1,900,720)

			(2,497,200)

Consumer Staples – (0.6)%
Beverages – (0.6)%
Coca-Cola Co. (The) 1.875%, 9/22/26	EUR	(1,500)	(1,922,138)
3.20%, 11/01/23	U.S.$	(551)	(567,222)

			(2,489,360)

Industrials – (0.3)%
Environmental – (0.2)%
Clean Harbors, Inc. 5.125%, 6/01/21		(659)	(659,000)

Packaging – (0.1)%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 8.25%, 2/15/21		(385)	(401,844)

Transportation Services – 0.0%
Hertz Corp. (The) 6.25%, 10/15/22		(158)	(159,975)

			(1,220,819)

Utilities – (0.1)%
Electric – (0.1)%
Dynegy Finance I, Inc./Dynegy Finance II, Inc. 7.625%, 11/01/24(c)		(165)	(174,488)
Dynegy, Inc. 5.875%, 6/01/23		(129)	(126,742)

			(301,230)

Information Technology – (0.1)%
Electronic Equipment Instruments & Components – (0.1)%
Zebra Technologies Corp. 7.25%, 10/15/22(c)		(165)	(176,344)

Consumer Discretionary – 0.0%
Retailers – 0.0%
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/21(c)		(137)	(145,905)

Total Corporate Bonds (proceeds $10,210,529)			(10,139,361)

		Shares
DEPOSITORY RECEIPTS – (0.8)%
Consumer Discretionary – (0.3)%
Hotels, Restaurants & Leisure – 0.0%
Melco Crown Entertainment Ltd. (ADR)		(4,584)	(118,634)

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	35

Consolidated Portfolio of Investments

Company	Shares	U.S. $ Value

Internet & Catalog Retail – (0.3)%
Alibaba Group Holding Ltd.(b)	(11,011)	$(1,229,268)

		(1,347,902)

Information Technology – (0.3)%
Semiconductors & Semiconductor Equipment – (0.3)%
ASML Holding NV	(10,643)	(1,124,752)

Energy – (0.2)%
Oil, Gas & Consumable Fuels – (0.2)%
Ecopetrol SA (Sponsored ADR)	(3,299)	(66,937)
Petroleo Brasileiro SA	(37,535)	(364,840)
YPF SA	(3,470)	(116,037)

		(547,814)

Materials – 0.0%
Metals & Mining – 0.0%
Vale SA (Sponsored ADR)	(2,361)	(21,273)

Total Depository Receipts (proceeds $3,147,549)		(3,041,741)

R.E. INVESTMENT TRUST UNITS – (0.2)%
Financials – (0.2)%
Real Estate Investment Trusts (REITs) – (0.2)%
AvalonBay Communities, Inc.	(200)	(32,158)
Equity Residential	(1,402)	(99,318)
Essex Property Trust, Inc.	(200)	(40,482)
Federal Realty Investment Trust	(200)	(26,532)
HCP, Inc.	(2,681)	(120,109)
Health Care REIT, Inc.	(1,393)	(102,608)
Hospitality Properties Trust	(400)	(12,240)
Pennsylvania Real Estate Investment Trust	(1,200)	(28,044)
Prologis, Inc.	(2,361)	(99,823)
Public Storage	(539)	(101,133)
Starwood Waypoint Residential Trust	(10,104)	(257,551)
Ventas, Inc.	(100)	(7,155)

Total R.E. Investment Trust Units (proceeds $881,431)		(927,153)

Total Securities Sold Short (proceeds $124,617,694)		(128,443,424)

Total Investments, Net of Securities Sold Short – 64.6% (cost $249,760,523)		258,541,199
Other assets less liabilities – 35.4%		141,613,563

Net Assets – 100.0%		$400,154,762

36	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Consolidated Portfolio of Investments

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)	In Exchange For (000)	Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	GBP 845	USD 1,328	12/17/14	$7,335
Morgan Stanley Co., Inc.	CAD 823	USD 731	12/30/14	11,437
Morgan Stanley Co., Inc.	EUR 830	USD 1,056	12/30/14	24,118
Morgan Stanley Co., Inc.	GBP 443	USD 707	12/30/14	15,638
Morgan Stanley Co., Inc.	NOK 509	USD 77	12/30/14	4,341
Morgan Stanley Co., Inc.	USD 283	CAD 319	12/30/14	(3,822)
Morgan Stanley Co., Inc.	USD 169	EUR 135	12/30/14	(1,420)
Morgan Stanley Co., Inc.	USD 315	NOK 2,086	12/30/14	(17,511)
Morgan Stanley Co., Inc.	ZAR 304	USD 27	12/30/14	132
Morgan Stanley Co., Inc.	ZAR 988	USD 89	12/30/14	(187)
Morgan Stanley Co., Inc.	EUR 1,373	USD 1,776	1/15/15	67,983
Morgan Stanley Co., Inc.	EUR 37	USD 46	1/15/15	(23)
Morgan Stanley Co., Inc.	USD 911	EUR 716	1/15/15	(20,471)
State Street Bank & Trust Co.	CHF 1,717	USD 1,827	12/17/14	49,409
State Street Bank & Trust Co.	EUR 79	USD 102	12/17/14	4,060
State Street Bank & Trust Co.	GBP 168	USD 272	12/17/14	8,716
State Street Bank & Trust Co.	USD 466	CHF 443	12/17/14	(6,910)
State Street Bank & Trust Co.	USD 99	EUR 78	12/17/14	(878)
State Street Bank & Trust Co.	USD 115	GBP 71	12/17/14	(3,944)
State Street Bank London	EUR 1,200	USD 1,501	12/10/14	9,250
State Street Bank London	GBP 1,600	USD 2,546	12/10/14	46,508
State Street Bank London	EUR 100	USD 125	12/11/14	436
State Street Bank London	EUR 1,500	USD 1,869	12/22/14	4,006
State Street Bank London	EUR 1,000	USD 1,243	12/22/14	(354)

				$197,849

CALL OPTIONS WRITTEN (see Note D)

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
PetSmart, Inc.(j)	3	$75.00	December 2014	$520	$(1,305)
PetSmart, Inc.(j)	3	75.00	April 2015	831	(1,620)
Hertz Global Holdings, Inc.(j)	265	30.00	March 2015	11,958	(17,225)

				$13,309	$(20,150)

PUT OPTIONS WRITTEN (see Note D)

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
Time Warner Cable, Inc.(j)	5	$135.00	April 2015	$5,335	$(3,425)
iShares U.S. Real Estate ETF(j)	212	76.00	December 2014	29,574	(9,328)
iShares Russell 2000 ETF(j)	158	116.00	December 2014	34,478	(26,860)

				$69,387	$(39,613)

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	37

Consolidated Portfolio of Investments

CREDIT DEFAULT SWAPTIONS WRITTEN (see Note D)

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Month	Notional Amount (000)	Premiums Received	U.S. $ Value
iTraxx Xover- Europe(k)	Morgan Stanley Co., Inc.	Buy	450.00%	December 2014	9,000	$84,685	$(806)

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA
Anglo American Capital PLC, 5.875%, 4/17/15, 12/20/19*	(1.00)%	1.38%	EUR	1,000	$(48,502)	$57,176	$(105,678)
Credit Suisse Securities (USA) LLC
CentruyLink, Inc., 6.00%, 4/01/17, 9/20/19*	(1.00)	1.72		1,200	37,130	56,908	(19,778)
Freeport-McMoRan, Inc., 3.55%, 3/01/22, 9/20/19*	(1.00)	1.52		1,000	21,692	3,598	18,094
Repsol International Finance BV, 4.875%, 2/19/19, 9/20/19*	(1.00)	0.78		1,000	(18,656)	(4,974)	(13,682)
Xerox Corp., 6.35%, 5/15/18 12/20/19*	(1.00)	0.77		975	(13,037)	(5,141)	(7,896)
Goldman Sachs & Co.
Coca-Cola Co. (the), 3.15%, 11/15/20, 12/20/19*	(1.00)	0.31		$650	(23,453)	(22,403)	(1,050)
Freeport-McMoRan, Inc., 3.55%, 3/01/22, 12/20/19*	(1.00)	1.61		275	7,540	3,984	3,556
NXP BV/NXP Funding LLC, 5.75%, 2/15/21, 12/20/19*	(5.00)	1.42	EUR	1,500	(345,049)	(306,217)	(38,832)
Rallye SA, 7.625%, 11/04/16, 9/20/19*	(5.00)	2.04		1,000	(181,149)	(166,386)	(14,763)

38	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Consolidated Portfolio of Investments

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive		Implied Credit Spread at November 30, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
United States Steel Corp., 6.65%, 6/01/37, 9/20/19*	(5.00	) %	3.53%		$500	$(36,888)	$(54,352)	$17,464
Valero Energy Corp., 8.75%, 6/15/30, 12/20/19*	(1.00)		0.94		1,241	(6,247)	17,693	(23,940)
Morgan Stanley Co., Inc.
Avon Products, Inc., 6.5%, 3/01/19, 12/20/19*	(1.00)		4.43		907	134,492	120,313	14,179
Best Buy Co., Inc., 5.5%, 3/15/21, 9/20/19*	(5.00)		2.28		500	(65,871)	(54,142)	(11,729)
Campbell Soup Co., 3.05%, 7/15/17, 12/20/19*	(1.00)		0.56		1,238	(29,274)	(22,851)	(6,423)
Canadian Natural Resources Ltd., 6.25%, 3/15/38, 12/20/19*	(1.00)		0.96		1,500	(6,122)	(11,772)	5,650
Casino Guichard Perrachon SA, 4.472%, 4/04/16, 9/20/19*	(1.00)		0.82		EUR 1,500	(24,873)	(18,478)	(6,395)
Coca-Cola Refreshments USA, Inc., 7.125%, 8/01/17, 12/20/19*	(1.00)		0.31		$619	(22,335)	(21,937)	(398)
Darden Restaurants, Inc., 6.45%, 10/15/17, 12/20/19*	(1.00)		1.67		619	18,561	33,615	(15,054)
Freescale Semiconductor, Inc., 8.05%, 2/01/20, 12/20/19*	(5.00)		3.02		1,250	(125,734)	(91,723)	(34,011)
Glencore Finance Europe SA, 6.5%, 2/27/19, 12/20/19*	(1.00)		1.30	EUR	1,500	(58,430)	69,274	(127,704)
Hertz Corp. (The), 7.5%, 10/15/18, 12/20/19*	(5.00)		3.61		$292	(21,296)	(17,494)	(3,802)
HJ Heinz Co., 6.375%, 7/15/28, 9/20/19*	(1.00)		1.43		1,000	17,988	30,682	(12,694)

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	39

Consolidated Portfolio of Investments

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive		Implied Credit Spread at November 30, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
Intesa Sanpaolo SpA, 4.75%, 6/15/17, 12/20/19*	(1.00	) %	0.77%	EUR	1,500	$(24,947)	$(13,170)		$(11,777)
Sale Contracts
Bank of America, NA
Intl Lease Fin Corp., 8.25%, 12/15/20, 9/20/19*	5.00		2.10		$265	36,695	31,626		5,069
Credit Suisse Securities (USA) LLC
INEOS Group Holdings SA, 6.5%, 8/15/18, 6/20/19*	5.00		4.27		372	18,453	20,438		(1,985)
Goldman Sachs & Co.
Advanced Micro Devices, Inc., 7.75%, 8/01/20, 12/24/18*	5.00		5.74		1,300	(21,490)	90,183		(111,673)
Ardagh Packaging Finance PLC, 9.25%, 10/15/20, 9/20/19*	5.00		3.85	EUR	700	52,149	18,267		33,882
Astaldi SpA, 7.125%, 12/01/20, 12/20/19*	5.00		5.93		380	(14,295)	(7,921)		(6,374)
Boyd Gaming Corp., 7.125%, 2/01/16, 3/20/2018*	5.00		2.45		$709	64,598	36,848		27,750
Ford Motor Co., 6.5%, 8/01/18, 12/20/19*	5.00		0.92		931	193,209	171,411		21,798
INEOS Group Holdings SA, 6.5%, 8/15/18, 12/20/19*	5.00		0.77	EUR	195	5,133	– 0	–	5,133
INEOS Group Holdings SA, 8.50%, 2/15/16, 9/20/19*	5.00		4.49		533	20,944	23,180		(2,236)
Toys R Us, Inc., 7.375%, 10/15/18, 12/20/17*	5.00		14.75		$672	(152,494)	(143,095)		(9,399)
TRW Automotive, 7.25%, 3/15/17, 9/20/19*	1.00		0.77		795	10,099	(12,384)		22,483

40	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Consolidated Portfolio of Investments

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
AK Steel Corp., 7.625%, 5/15/20, 9/20/19*	5.00%	6.86%		$1,000	$(62,558)	$41,535	$(104,093)
Morgan Stanley Co., Inc.
Advanced Micro Devices, Inc., 7.75%, 8/01/20, 9/20/19*	5.00	6.52		178	(9,001)	12,253	(21,254)
Alcatel-Lucent, 8.50%, 1/15/16, 6/20/19*	5.00	2.84	EUR	1,367	208,603	150,142	58,461
Clear Channel Com, 6.875%, 6/15/18, 12/21/15*	5.00	7.81		$1,839	(35,271)	(6,812)	(28,459)
Devon Energy Corp., 7.95%, 4/15/32, 12/20/19*	1.00	0.97		1,241	4,435	(4,824)	9,259
Gannett Co., Inc., 5.125%, 10/15/19, 9/20/19*	5.00	2.19		789	107,133	110,669	(3,536)
New Look BondCo PLC, 8.75%, 5/14/18, 6/20/19*	5.00	2.50	EUR	1,396	227,328	171,053	56,275
Transocean, Inc., 7.375%, 4/15/18, 6/20/19*	1.00	4.56		$309	(43,305)	(10,931)	(32,374)
Wind Acquisition Finance, 11.75%, 7/15/17, 3/20/19*	5.00	3.39	EUR	664	72,392	75,669	(3,277)
Wind Acquisition Finance, 11.75%, 7/15/17, 6/20/19*	5.00	3.53		1,186	125,750	133,673	(7,923)

					$(5,953)	$483,183	$(489,136)

*	Termination date

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Clearing Broker/ (Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2014	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley Co., Inc./(INTRCONX)
CDX-NAHY Series 23, 5 Year, 12/20/19*	(5.00)%	3.38%	$2,000	$129,880	$(36,020)
CDX-NAIG Series 23, 1 Year, 12/20/19*	(1.00)	0.62	10,000	(204,150)	(35,643)

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	41

Consolidated Portfolio of Investments

Clearing Broker/ (Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at November 30, 2014	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
iTRAXX Xover Series 22, 1 Year, 12/20/19*	(5.00)%	3.23%	EUR	3,275	$(359,809)	$(136,935)
Sale Contracts
Morgan Stanley Co., Inc./(INTRCONX)iTRAXX Xover Series 22, 1 Year, 12/20/19*	5.00	3.23		1,040	114,354	34,942

					$(319,725)	$(173,656)

*	Termination date

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Credit Suisse International Inmarsat PLC	16,686	BBA 1 Month LIBOR Plus 0.35%		119	2/11/16	$21,012
Pay Total Return on Reference Obligation
Goldman Sachs & Co.iBoxx $ Liquid High Yield Index	19,500	BBA 1 Month LIBOR	USD	4,567	12/20/14	(7,242)
Morgan Stanley Co., Inc.
Aberdeen Asset Management PLC	6,100	BBA 1 Month LIBOR Minus 0.30%		25	8/1/16	(3,179)
Aberdeen Asset Management PLC	7,300	BBA 1 Month LIBOR Minus 0.30%		30	8/1/16	(4,542)
Aberdeen Asset Management PLC	2,300	SONIA Overnight Deposit Rate Minus 0.30%		9	8/1/16	(1,866)
Aberdeen Asset Management PLC	900	SONIA Overnight Deposit Rate Minus 0.30%		4	8/1/16	(760)
Aberdeen Asset Management PLC	3,900	SONIA Overnight Deposit Rate Minus 0.30%		16	8/1/16	(3,077)
Aberdeen Asset Management PLC	2,500	SONIA Overnight Deposit Rate Minus 0.30%		10	8/1/16	(2,324)
Aberdeen Asset Management PLC	880	SONIA Overnight Deposit Rate Minus 0.30%		3	8/1/16	(860)
Agricultural Bank of China Ltd.	186,800	HKAB 1 Month HIBOR Fixing Minus 0.40%	HKD	703	8/1/16	1,981
Air France-KLM	6,000	Euro Overnight Index Average Rate Minus 5.875%	EUR	36	8/1/16	(18,373)

42	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Consolidated Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Anglo American Platinum Ltd.	800	South Africa Johannesburg 1 Month Minus 2.125%	ZAR	373	8/1/16	$6,754
Anglo American Platinum Ltd.	634	South Africa Johannesburg 1 Month Minus 2.125%		291	8/1/16	4,965
Antofagasta PLC	4,000	BBA 1 Month LIBOR Minus 0.30%	GBP	32	8/1/16	4,582
Antofagasta PLC	1,445	BBA 1 Month LIBOR Minus 0.30%		12	8/1/16	1,421
Bank of China Ltd.	181,000	HKAB 1 Month HIBOR Fixing Minus 0.40%	HKD	665	8/1/16	(7,647)
China Cinda Asset Management Co., Ltd.	101,000	HKAB 1 Month HIBOR Fixing Minus 1.125%		438	8/1/16	2,617
China Cinda Asset Management Co., Ltd.	136,000	HKAB 1 Month HIBOR Fixing Minus 1.125%		586	8/1/16	2,150
China Cinda Asset Management Co., Ltd.	22,300	HK Overnight Index Swap Ref Rate Minus 1.125%		84	8/1/16	(1,076)
China Cinda Asset Management Co., Ltd.	43,800	HK Overnight Index Swap Ref Rate Minus 1.125%		177	8/1/16	(504)
China CITIC Bank Corp., Ltd.	111,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		570	8/1/16	(9,077)
China CITIC Bank Corp., Ltd.	138,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		712	8/1/16	(10,853)
China Life Insurance Co., Ltd.	8,700	HKAB 1 Month HIBOR Fixing Minus 0.40%		200	8/1/16	(4,451)
China Life Insurance Co., Ltd.	23,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		529	8/1/16	(11,708)
China Merchants Bank Co., Ltd.	31,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		484	8/1/16	(1,755)
China Merchants Bank Co., Ltd.	17,200	HK Overnight Index Swap Ref Rate Minus 0.40%		235	8/1/16	(5,297)
China Merchants Bank Co., Ltd.	26,000	HK Overnight Index Swap Ref Rate Minus 0.40%		394	8/1/16	(2,980)
China Merchants Bank Co., Ltd.	19,000	HK Overnight Index Swap Ref Rate Minus 0.40%		281	8/1/16	(3,164)
China Merchants Bank Co., Ltd.	28,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		440	8/4/16	(1,274)
China Minsheng Banking Corp., Ltd.	109,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		877	8/1/16	(6,639)
China Minsheng Banking Corp., Ltd.	141,100	HKAB 1 Month HIBOR Fixing Minus 0.40%		1,112	8/1/16	(12,346)

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	43

Consolidated Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
China National Building Material Co., Ltd.	98,000	HKAB 1 Month HIBOR Fixing Minus 0.40%	HKD	765	8/1/16	$2,897
China National Building Material Co., Ltd.	126,100	HKAB 1 Month HIBOR Fixing Minus 0.40%		960	8/1/16	(429)
China Pacific Insurance (Group) Co., Ltd.	1,400	HKAB 1 Month HIBOR Fixing Minus 0.40%		42	8/1/16	(476)
China Pacific Insurance (Group) Co., Ltd.	14,600	HKAB 1 Month HIBOR Fixing Minus 0.40%		442	8/1/16	(4,152)
China Petroleum & Chemical Corp. (Sinopec)	64,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		481	8/1/16	9,645
China Petroleum & Chemical Corp. (Sinopec)	58,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		440	8/1/16	9,280
China Petroleum & Chemical Corp. (Sinopec)	30,000	HK Overnight Index Swap Ref Rate Minus 0.40%		225	8/1/16	4,485
China Shenhua Energy Co., Ltd.	23,500	HKAB 1 Month HIBOR Fixing Minus 0.40%		551	8/1/16	4,181
China Shenhua Energy Co., Ltd.	22,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		501	8/1/16	1,784
China Vanke Co., Ltd.	67,400	HK Overnight Index Swap Ref Rate Minus 1.50%		966	8/1/16	(13,506)
CITIC Securities Co., Ltd.	13,500	HKAB 1 Month HIBOR Fixing Minus 0.40%		268	8/1/16	(5,020)
CITIC Securities Co., Ltd.	12,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		230	8/1/16	(5,536)
CNOOC Ltd.	42,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		591	8/1/16	14,788
CNOOC Ltd.	9,700	HKAB 1 Month HIBOR Fixing Minus 0.40%		134	8/1/16	3,062
Country Garden Holdings Co., Ltd.	104,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		400	8/1/16	8,068
Country Garden Holdings Co., Ltd.	290,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		1,081	8/1/16	17,772
Country Garden Holdings Co., Ltd.	27,100	HK Overnight Index Swap Ref Rate Minus 0.40%		86	8/1/16	(198)
CRH PLC	1,900	BBA 1 Month LIBOR Minus 0.30%		GBP 26	8/1/16	(3,881)
CRH PLC	1,490	BBA 1 Month LIBOR Minus 0.30%		20	8/1/16	(3,395)
CRH PLC	1,600	SONIA Overnight Deposit Rate Minus 0.30%		22	8/1/16	(3,211)
Evergrande Real Estate Group Ltd.	212,000	HKAB 1 Month HIBOR Fixing Minus 11.50%	HKD	697	8/1/16	3,759

44	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Consolidated Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Evergrande Real Estate Group Ltd.	408,000	HKAB 1 Month HIBOR Fixing Minus 11.50%	HKD	1,333		8/1/16	$6,211
Evergrande Real Estate Group Ltd.	48,000	HK Overnight Index Swap Ref Rate Minus 11.50%		154		8/1/16	333
Evergrande Real Estate Group Ltd.	13,400	HK Overnight Index Swap Ref Rate Minus 11.50%		41		8/1/16	(212)
FANUC Corp.	0	BBA 1 Month LIBOR Minus 0.40%	JPY	0	*	8/1/16	(1)
Fortescue Metals Group Ltd.	31,900	BBA 1 Month LIBOR Minus 0.40%	AUD	151		8/1/16	48,459
Glencore PLC	21,223	BBA 1 Month LIBOR Minus 0.30%	GBP	76		8/1/16	12,435
Glencore PLC	20,000	BBA 1 Month LIBOR Minus 0.30%		72		8/1/16	12,087
Glencore PLC	6,500	SONIA Overnight Deposit Rate Minus 0.30%		21		8/1/16	(205)
Greentown China Holdings Ltd.	34,000	HKAB 1 Month HIBOR Fixing Minus 0.40%	HKD	296		8/1/16	3,781
Greentown China Holdings Ltd.	49,700	HKAB 1 Month HIBOR Fixing Minus 0.40%		474		8/1/16	10,922
Greentown China Holdings Ltd.	13,300	HK Overnight Index Swap Ref Rate Minus 1.04%		115		8/1/16	1,459
Greentown China Holdings Ltd.	22,000	HK Overnight Index Swap Ref Rate Minus 1.04%		173		8/1/16	144
Hang Lung Properties Ltd.	4,700	HKAB 1 Month HIBOR Fixing Minus 0.40%		110		8/1/16	37
Hang Lung Properties Ltd.	19,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		450		8/1/16	898
Hang Lung Properties Ltd.	8,000	HK Overnight Index Swap Ref Rate Minus 0.40%		208		8/1/16	2,729
Hang Lung Properties Ltd.	21,000	HK Overnight Index Swap Ref Rate Minus 0.40%		511		8/1/16	2,745
Hang Lung Properties Ltd.	9,000	HK Overnight Index Swap Ref Rate Minus 0.40%		210		8/1/16	72
Hang Seng Bank Ltd.	4,300	HKAB 1 Month HIBOR Fixing Minus 0.40%		557		8/1/16	172
Hang Seng Bank Ltd.	6,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		786		8/1/16	1,354
Hang Seng Bank Ltd.	2,900	HK Overnight Index Swap Ref Rate Minus 0.40%		379		8/1/16	596
Henderson Land Development Co., Ltd.	300	HKAB 1 Month HIBOR Fixing Minus 0.40%		15		8/1/16	(131)

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	45

Consolidated Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Henderson Land Development Co., Ltd.	18,000	HKAB 1 Month HIBOR Fixing Minus 0.40%	HKD	883		8/1/16	$(6,859)
Hong Kong Exchanges & Clearing Ltd.	3,300	HKAB 1 Month HIBOR Fixing Minus 0.40%		575		8/1/16	2,234
Hong Kong Exchanges & Clearing Ltd.	4,600	HK Overnight Index Swap Ref Rate Minus 0.40%		843		8/1/16	8,493
Hong Kong Exchanges & Clearing Ltd.	600	HK Overnight Index Swap Ref Rate Minus 0.40%		106		8/1/16	652
HSBC Holdings PLC	5,119	BBA 1 Month LIBOR Minus 0.30%	GBP	33		8/1/16	217
HSBC Holdings PLC	7,000	BBA 1 Month LIBOR Minus 0.30%		45		8/1/16	524
Hyundai Heavy Industries Co., Ltd.	300	FedFundEffective Minus 0.40%	USD	43		8/1/16	9,616
Hyundai Heavy Industries Co., Ltd.	300	FedFundEffective Minus 0.40%		43		8/1/16	9,288
Hyundai Mobis Co., Ltd.	100	FedFundEffective Minus 0.40%		29		8/1/16	7,007
iBoxx $ Liquid High Yield Index	28,000	BBA 1 Month LIBOR		6,558		12/20/14	(10,049)
ICAP PLC	11,200	BBA 1 Month LIBOR Minus 0.30%	GBP	39		8/1/16	(12,344)
ICAP PLC	7,715	BBA 1 Month LIBOR Minus 0.30%		26		8/1/16	(9,044)
J Sainsbury PLC	13,233	SONIA Overnight Deposit Rate Minus 3.25%		38		8/1/16	11,466
J Sainsbury PLC	1,300	SONIA Overnight Deposit Rate Minus 3.25%		3		8/1/16	173
J Sainsbury PLC	1,500	SONIA Overnight Deposit Rate Minus 3.25%		4		8/1/16	265
J Sainsbury PLC	8,800	SONIA Overnight Deposit Rate Minus 3.25%		22		8/1/16	1,608
J Sainsbury PLC	3,900	SONIA Overnight Deposit Rate Minus 3.25%		10		8/1/16	1,729
J Sainsbury PLC	7,500	SONIA Overnight Deposit Rate Minus 3.25%		20		8/1/16	3,639
KOMATSU Ltd.	0	BBA 1 Month LIBOR Minus 0.40%	JPY	0	*	8/1/16	0
KOMATSU Ltd.	0	BBA 1 Month LIBOR Minus 0.40%		0	*	8/1/16	0

46	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Consolidated Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Kumba Iron Ore Ltd.	1,493	South Africa Johannesburg 1 Month Minus 1.875%	ZAR	551	8/1/16	$14,991
KYOCERA Corp.	1,000	BBA 1 Month LIBOR Minus 0.40%	JPY	4,887	8/1/16	(7,780)
KYOCERA Corp.	1,100	BBA 1 Month LIBOR Minus 0.40%		5,373	8/1/16	(8,583)
KYOCERA Corp.	900	BBA 1 Month LIBOR Minus 0.40%		4,447	8/1/16	(6,597)
Lenovo Group Ltd.	71,370	HKAB 1 Month HIBOR Fixing Minus 0.40%	HKD	760	8/1/16	(2,105)
Lenovo Group Ltd.	54,000	HK Overnight Index Swap Ref Rate Minus 0.40%		629	8/1/16	5,376
Lenovo Group Ltd.	8,300	HK Overnight Index Swap Ref Rate Minus 0.40%		100	8/1/16	1,244
Lenovo Group Ltd.	17,100	HK Overnight Index Swap Ref Rate Minus 0.40%		178	8/1/16	(986)
Li & Fung Ltd.	52,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		544	8/1/16	12,398
Li & Fung Ltd.	28,300	HKAB 1 Month HIBOR Fixing Minus 0.40%		283	8/1/16	4,316
Marks & Spencer Group PLC	8,300	SONIA Overnight Deposit Rate Minus 0.30%	GBP	34	8/1/16	(10,549)
Marks & Spencer Group PLC	8,300	SONIA Overnight Deposit Rate Minus 0.30%		34	8/1/16	(10,529)
Marks & Spencer Group PLC	2,200	SONIA Overnight Deposit Rate Minus 0.30%		9	8/1/16	(2,806)
Marks & Spencer Group PLC	3,500	SONIA Overnight Deposit Rate Minus 0.30%		15	8/1/16	(2,738)
MITSUI & Co., Ltd.	3,200	BBA 1 Month LIBOR Minus 0.40%	JPY	5,283	8/1/16	366
MITSUI & Co., Ltd.	3,100	BBA 1 Month LIBOR Minus 0.40%		5,125	8/1/16	407
MITSUI & Co., Ltd.	1,300	BBA 1 Month LIBOR Minus 0.40%		2,245	8/1/16	983
MTN Group Ltd.	4,300	South Africa Johannesburg 1 Month Minus 0.95%	ZAR	955	8/1/16	1,522
MTN Group Ltd.	2,422	South Africa Johannesburg 1 Month Minus 0.95%		535	8/1/16	572
MTN Group Ltd.	1,400	South Africa Johannesburg 1 Month Minus 0.95%		342	8/1/16	3,298

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	47

Consolidated Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Naspers Ltd.	300	South Africa Johannesburg 1 Month Minus 0.95%	ZAR	421	8/1/16	$(787)
Naspers Ltd.	259	South Africa Johannesburg 1 Month Minus 0.95%		346	8/1/16	(2,310)
Naspers Ltd.	300	South Africa Johannesburg 1 Month Minus 0.95%		416	8/1/16	(1,265)
Orica Ltd.	520	RBA Daily Cash Rate Target Minus 0.40%	AUD	11	8/1/16	1,052
Orica Ltd.	1,100	RBA Daily Cash Rate Target Minus 0.40%		23	8/1/16	2,277
Orica Ltd.	1,700	RBA Daily Cash Rate Target Minus 0.40%		35	8/1/16	3,764
Orica Ltd.	1,000	RBA Daily Cash Rate Target Minus 0.40%		20	8/1/16	1,402
Orica Ltd.	440	RBA Daily Cash Rate Target Minus 0.50%		9	8/1/16	500
Orica Ltd.	1,100	RBA Daily Cash Rate Target Minus 0.50%		22	8/1/16	2,007
PetroChina Co., Ltd.	37,900	HKAB 1 Month HIBOR Fixing Minus 0.40%	HKD	384	8/1/16	8,449
PetroChina Co., Ltd.	76,000	HK Overnight Index Swap Ref Rate Minus 0.40%		814	8/1/16	22,505
PetroChina Co., Ltd.	28,000	HK Overnight Index Swap Ref Rate Minus 0.40%		285	8/1/16	6,421
PetroChina Co., Ltd.	10,300	HK Overnight Index Swap Ref Rate Minus 0.40%		110	8/1/16	3,012
Peugeot SA	5,300	1 Month EURIBOR Minus 0.305%	EUR	57	8/1/16	3,551
Peugeot SA	138	1 Month EURIBOR Minus 0.305%		1	8/1/16	78
Ping An Insurance (Group) Co. of China Ltd.	12,000	HKAB 1 Month HIBOR Fixing Minus 0.40%	HKD	794	8/1/16	1,759
Ping An Insurance (Group) Co. of China Ltd.	13,400	HKAB 1 Month HIBOR Fixing Minus 0.40%		871	8/1/16	(339)
Poly Property Group Co.,Ltd.	73,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		268	8/1/16	3,820
Poly Property Group Co.,Ltd.	64,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		238	8/1/16	3,761
Reckitt Benckiser Group PLC	905	BBA 1 Month LIBOR Minus 0.30%	GBP	47	8/1/16	(1,290)
Reckitt Benckiser Group PLC	1,100	BBA 1 Month LIBOR Minus 0.30%		58	8/1/16	(347)
Reckitt Benckiser Group PLC	200	SONIA Overnight Deposit Rate Minus 0.30%		10	8/1/16	(126)

48	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Consolidated Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Shimao Property Holdings Ltd.	9,000	HKAB 1 Month HIBOR Fixing Minus 0.40%	HKD	156	8/1/16	$(1,380)
Shimao Property Holdings Ltd.	33,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		578	8/1/16	(4,442)
Shimao Property Holdings Ltd.	16,500	HK Overnight Index Swap Ref Rate Minus 0.40%		278	8/1/16	(3,594)
Shimao Property Holdings Ltd.	12,200	HK Overnight Index Swap Ref Rate Minus 0.40%		208	8/1/16	(2,350)
Shimao Property Holdings Ltd.	5,500	HK Overnight Index Swap Ref Rate Minus 0.40%		93	8/1/16	(1,228)
Shimao Property Holdings Ltd.	12,600	HK Overnight Index Swap Ref Rate Minus 0.40%		206	8/1/16	(3,589)
Shimao Property Holdings Ltd.	13,600	HK Overnight Index Swap Ref Rate Minus 0.40%		213	8/1/16	(5,044)
Shimao Property Holdings Ltd.	2,000	HK Overnight Index Swap Ref Rate Minus 0.40%		33	8/1/16	(594)
Shimao Property Holdings Ltd.	4,800	HK Overnight Index Swap Ref Rate Minus 0.40%		84	8/1/16	(609)
Sino-Ocean Land Holdings Ltd.	99,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		444	8/1/16	(2,354)
Sino-Ocean Land Holdings Ltd.	45,218	HKAB 1 Month HIBOR Fixing Minus 0.40%		198	8/1/16	(1,553)
Standard Bank Group Ltd.	4,900	South Africa Johannesburg 1 Month Minus 0.95%	ZAR	723	8/1/16	5,015
Standard Bank Group Ltd.	4,400	South Africa Johannesburg 1 Month Minus 0.95%		635	8/1/16	3,235
Standard Bank Group Ltd.	3,216	South Africa Johannesburg 1 Month Minus 0.95%		446	8/1/16	755
Standard Bank Group Ltd.	2,200	South Africa Benchmark Overnight Rate Minus 0.95%		301	8/1/16	85
William Morrison Supermarkets PLC	6,437	BBA 1 Month LIBOR Minus 0.30%	GBP	6	8/1/16	(6)
William Morrison Supermarkets PLC	29,286	BBA 1 Month LIBOR Minus 0.30%		29	8/1/16	(29)
William Morrison Supermarkets PLC	9,430	SONIA Overnight Deposit Rate Minus 0.30%		16	8/1/16	(835)
William Morrison Supermarkets PLC	15,137	BBA 1 Month LIBOR Minus 0.30%		25	8/1/16	(3,017)
William Morrison Supermarkets PLC	4,800	SONIA Overnight Deposit Rate Minus 0.30%		8	8/1/16	(491)

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	49

Consolidated Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Woodside Petroleum Ltd.	2,800	BBA 1 Month LIBOR Minus 0.40%	AUD	118	8/1/16	$15,093
Woodside Petroleum Ltd.	2,500	BBA 1 Month LIBOR Minus 0.40%		104	8/1/16	12,578
Woodside Petroleum Ltd.	200	BBA 1 Month LIBOR Minus 0.40%		9	8/1/16	1,377
Woodside Petroleum Ltd.	425	RBA Daily Cash Rate Target Minus 0.40%		17	8/1/16	1,786
Yanzhou Coal Mining Co., Ltd.	86,000	HKAB 1 Month HIBOR Fixing Minus 2.25%	HKD	578	8/1/16	1,281
Yanzhou Coal Mining Co., Ltd.	37,000	HKAB 1 Month HIBOR Fixing Minus 2.25%		212	8/1/16	(1,850)
Zijin Mining Group Co., Ltd.	122,000	HKAB 1 Month HIBOR Fixing Minus 1.75%		241	8/1/16	(1,427)
Zijin Mining Group Co., Ltd.	100,000	HKAB 1 Month HIBOR Fixing Minus 1.75%		196	8/1/16	(1,359)
Zoomlion Heavy Industry Science & Technology Co., Ltd.	79,000	HKAB 1 Month HIBOR Fixing Minus 1.00%		383	8/1/16	2,366
Zoomlion Heavy Industry Science & Technology Co., Ltd.	75,000	HKAB 1 Month HIBOR Fixing Minus 1.00%		360	8/1/16	1,699

						$147,118

*	Less than 500.

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(b)	Non-income producing security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the aggregate market value of these securities amounted to $27,687,177 or 6.9% of net assets.

(d)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at November 30, 2014.

(e)	Variable rate coupon, rate shown as of November 30, 2014.

(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(g)	Security is in default and is non-income producing.

(h)	When-Issued or delayed delivery security.

(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2014.

(j)	One contract relates to 100 shares.

(k)	One contract relates to 1 share.

(l)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

50	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Consolidated Portfolio of Investments

(m)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

NOK – Norwegian Krone

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

BBA – British Bankers Association

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

ETF – Exchange Traded Fund

EURIBOR – Euro Interbank Offered Rate

FedFundEffective – Federal Funds Effective Rate

HIBOR – Hong Kong Interbank Offer Rate

HK – Hong Kong

HKAB – Hong Kong Association of Banks

INTRCONX – Inter-Continental Exchange

LIBOR – London Interbank Offered Rates

MSCI – Morgan Stanley Capital International

OJSC – Open Joint Stock Company

RBA – Reserve Bank of Australia

REG – Registered Shares

REIT – Real Estate Investment Trust

SONIA – Sterling OverNight Index Average

SPDR – Standard & Poor’s Depository Receipt

See notes to consolidated financial statements.

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	51

Consolidated Portfolio of Investments

CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES

November 30, 2014 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $329,247,534)	$341,853,940
Affiliated issuers (cost $45,130,683)	45,130,683
Cash	6,843,109
Due from broker	3,232,494 (a)
Foreign currencies, at value (cost $7,604,544)	7,525,332
Receivable for investment securities sold	4,443,538
Deposit at broker for securities sold short	124,796,031
Interest and dividends receivable	1,585,794
Upfront premium paid on credit default swaps	1,480,191
Unrealized appreciation on total return swaps	441,649
Receivable for variation margin on exchange-traded derivatives	270,921
Receivable for capital stock sold	324,904
Unrealized appreciation on credit default swaps	299,053
Unrealized appreciation on forward currency exchange contracts	253,369
Prepaid expenses	231,440
Receivable for terminated credit default swaps	17,613
Upfront premium paid on total return swaps	4,290
Receivable for terminated total return swaps	618

Total assets	538,734,969

Liabilities
Options written, at value (premiums received $82,696)	59,763
Swaptions written, at value (premiums received $84,685)	806
Payable for securities sold short, at value (proceeds received $124,617,694)	128,443,424
Payable for investment securities purchased and foreign currency transactions	6,016,565
Upfront premium received on credit default swaps	997,008
Advisory fee payable	942,014
Unrealized depreciation on credit default swaps	788,189
Unrealized depreciation on total return swaps	294,531
Interest expense payable	378,541
Payable for terminated credit default swaps	160,614
Payable for capital stock redeemed	117,077
Unrealized depreciation on forward currency exchange contracts	55,520
Dividends payable	45,502
Payable for terminated total return swaps	9,590
Transfer Agent fee payable	5,416
Upfront premium received on total return swaps	2,313
Distribution fee payable	35
Accrued expenses	263,299

Total liabilities	138,580,207

Net Assets	$400,154,762

Composition of Net Assets
Capital stock, at par	$3,953
Additional paid-in capital	395,561,476
Accumulated net investment loss	(724,335)
Accumulated net realized loss on investment and foreign currency transactions	(3,171,678)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	8,485,346

$400,154,762

See notes to consolidated financial statements.

52	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Consolidated Statement of Assets & Liabilities

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$15,309	1,513	$10.12	*

C	$55,922	5,542	$10.09

Advisor	$38,935	3,847	$10.12

R	$10,110	1,000	$10.11

K	$10,118	1,000	$10.12

I	$10,127	1,000	$10.13

Z	$400,014,241	39,516,102	$10.12

(a)	Represents amounts on deposit at the broker as collateral for open derivative contracts.

*	The maximum offering price per share for Class A shares was $10.57 which reflects a sales charge of 4.25%.

See notes to consolidated financial statements.

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	53

Consolidated Statement of Assets & Liabilities

CONSOLIDATED STATEMENT OF OPERATIONS

For the Period Ended July 31, 2014(a) to November 30, 2014 (unaudited)

Investment Income
Interest	$1,438,399
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $7,843)	1,176,282
Affiliated issuers	14,873
Consent fee income	1,601	$2,631,155

Expenses
Advisory fee (see Note B)	2,493,148
Distribution fee—Class A	10
Distribution fee—Class C	52
Distribution fee—Class R	17
Distribution fee—Class K	8
Transfer agency—Class A	41
Transfer agency—Class C	63
Transfer agency—Advisor Class	88
Transfer agency—Class R	2
Transfer agency—Class K	2
Transfer agency—Class I	1
Transfer agency—Class Z	27,060
Custodian	374,300
Audit and tax	95,814
Amortization of offering expenses	95,369
Registration fees	56,369
Legal	28,094
Printing	24,172
Directors’ fees	2,446
Miscellaneous	18,732

Total expenses before expenses on securities sold short	3,215,788
Interest expense	180,525
Dividend expense on securities sold short	435,605
Broker fee	128,488

Total expenses	3,960,406
Less: expenses waived and reimbursed by the Adviser (see Note B)	604,457

Net expenses		3,355,949

Net investment loss		(724,794)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		(1,559,922)
Securities sold short		(1,456,035)
Options written		(221,555)
Swaptions written		12,877
Swaps		(128,511)
Foreign currency transactions		181,468
Net change in unrealized appreciation/depreciation of:
Investments		12,606,406
Securities sold short		(3,825,730)
Options written		22,933
Swaptions written		83,879
Swaps		(515,674)
Foreign currency denominated assets and liabilities		113,532

Net gain on investment and foreign currency transactions		5,313,668

Contributions from Sub-Adviser (see Note B)		459

Net Increase in Net Assets from Operations		$4,589,333

(a)	Commencement of operations.

See notes to consolidated financial statements.

54	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Consolidated Statement of Operations

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	July 31, 2014(a) to November 30, 2014 (unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(724,794)
Net realized loss on investment and foreign currency transactions	(3,171,678)
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	8,485,346
Contributions from Sub-Adviser (see Note B)	459

Net increase in net assets from operations	4,589,333
Capital Stock Transactions
Net increase	395,565,429

Total increase	400,215,329
Net Assets
Beginning of period	– 0	–

End of period (including accumulated net investment loss of ($724,335))	$400,154,762

(a)	Commencement of operations.

See notes to consolidated financial statements.

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	55

Consolidated Statement of Changes in Net Assets

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

November 30, 2014 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. Prior to January 20, 2015, the Company was known as AllianceBernstein Cap Fund, Inc. The Company operates as a series company currently comprised of eleven portfolios: AB Small Cap Growth Portfolio, AB Market Neutral Strategy—U.S., AB Emerging Markets Multi-Asset Portfolio, AB Select U.S. Equity Portfolio, AB Dynamic All Market Fund Portfolio, AB Select U.S. Long/Short Portfolio, AB Concentrated Growth Fund, AB Multi-Manager Alternative Strategies Fund, AB Long/Short Multi-Manager Fund, AB Global Core Equity Portfolio and AB Emerging Markets Growth Portfolio (the “Portfolios”). The AB Small Cap Growth Portfolio, AB Market Neutral Strategy—U.S. and AB International Discovery Equity Portfolio are each diversified Portfolios. Each of the other Portfolios is non-diversified. AB Concentrated Growth Fund commenced operations on February 28, 2014. AB Multi-Manager Alternative Strategies Fund commenced operations on July 31, 2014. AB Long/Short Multi-Manager Fund commenced operations on September 30, 2014. AB Global Core Equity Portfolio commenced operation on November 12, 2014. AB Emerging Markets Growth Portfolio commenced of operation on November 13, 2014. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Multi-Manager Alternative Strategies Fund (the “Fund”). Prior to January 20, 2015, the Fund was known as AllianceBernstein Multi-Manager Alternative Strategies Fund. As part of the Fund’s investment strategy, the Fund seeks to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Multi-Manager Alternative Strategies Fund (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund commenced operations on July 31, 2014. The Subsidiary commenced operations on October 6, 2014. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of November 30, 2014, net assets of the Fund were $400,154,762, of which $5,000,244, or approximately 1%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary. This report presents the consolidated financial statements of AB Multi-Manager Alternative Strategies Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in consolidation. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class 1 and Class 2 shares. Class B, Class 1 and Class 2 shares are currently not being

56	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Notes to Consolidated Financial Statements

offered. As of November 30, 2014, AllianceBernstein L.P. (the “Adviser”), was the sole shareholder of Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class, Class R, Class K, Class I, and Class Z, shares are sold without an initial or contingent deferred sales charge. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The Fund seeks to achieve its investment objective primarily by allocating its assets among non-traditional and alternative investment strategies (the “Strategies”). In order to implement the Strategies, the Adviser will allocate the Fund’s assets among multiple investment sub-advisers (each a “Sub-Adviser”) that the Adviser believes have substantial experience managing one or more Strategies. The Adviser may also manage a portion of the Fund’s assets directly. The Sub-Advisers are not affiliated with the Adviser. The Adviser currently allocates assets to the following Sub-Advisers: Chilton Investment Company, LLC, Impala Asset Management LLC, Kynikos Associates LP, Lyrical Asset Management LP, Passport Capital, LLC, Sirios Capital Management, L.P., River Canyon Fund Management LLC, First Pacific Advisors, LLC, Halcyon Liquid Strategies IC Management LP, CQS (US), LLC and MPAM Credit Trading Partners L.P. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	57

Notes to Consolidated Financial Statements

Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology pertains to short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Investment companies are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund value its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants

58	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Notes to Consolidated Financial Statements

would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	59

Notes to Consolidated Financial Statements

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2014:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stock:
Consumer Discretionary	$51,449,799		$1,717,845		$	– 0	–	$53,167,644
Industrials	35,329,023		3,664,797			– 0	–	38,993,820
Information Technology	26,970,864		1,397,949			– 0	–	28,368,813
Health Care	26,475,250		1,025,065			– 0	–	27,500,315
Financials	21,719,158		443,326			– 0	–	22,162,484
Materials	17,681,327		438,013			– 0	–	18,119,340
Consumer Staples	10,529,042		2,323,504			– 0	–	12,852,546
Energy	11,286,723		– 0	–		– 0	–	11,286,723
Telecommunication Services	2,342,123		607,239			– 0	–	2,949,362
Utilities	1,514,505		– 0	–		– 0	–	1,514,505
Corporate Bonds	– 0	–	60,661,139			6,571,038		67,232,177
R.E. Investment Trust Units	8,829,787		– 0	–		– 0	–	8,829,787
Municipals	– 0	–	7,651,133			– 0	–	7,651,133
Government Issues	– 0	–	5,299,782			– 0	–	5,299,782
Depository Receipts	4,201,263		613,639			– 0	–	4,814,902
Preferred Stocks	3,284,971		92,618			– 0	–	3,377,589
Convertible Bonds	– 0	–	– 0	–		2,402,706		2,402,706
Warrants	248,860		– 0	–		756,076		1,004,936
Options Equity	– 0	–	963,655			– 0	–	963,655
Common Stock Units	829,241		– 0	–		– 0	–	829,241
Limited Partnership Units	733,490		– 0	–		– 0	–	733,490
Collateralized Mortgage Obligations	– 0	–	– 0	–		541,242		541,242
Mutual Funds	193,247		– 0	–		– 0	–	193,247
Options Index	– 0	–	182,910			– 0	–	182,910
Options – Fixed Income	– 0	–	3,722			– 0	–	3,722
Short-Term Investments:
Investment Companies	58,744,839		– 0	–		– 0	–	58,744,839
Government Issues	– 0	–	7,263,713			– 0	–	7,263,713
Liabilities:
Mutual Funds	(58,513,098)		– 0	–		– 0	–	(58,513,098)
Common Stock:
Consumer Discretionary	(7,968,352)		(304,968)			– 0	–	(8,273,320)
Industrials	(5,890,356)		(826,886)			– 0	–	(6,717,242)
Health Care	(5,041,353)		– 0	–		– 0	–	(5,041,353)
Information Technology	(3,458,002)		(821,713)			– 0	–	(4,279,715)
Materials	(3,306,797)		(159,815)			– 0	–	(3,466,612)
Consumer Staples	(2,856,572)		(145,034)			– 0	–	(3,001,606)
Energy	(1,718,149)		(493,345)			– 0	–	(2,211,494)
Utilities	(1,016,835)		(92,541)			– 0	–	(1,109,376)
Financials	(794,825)		(153,688)			– 0	–	(948,513)
Telecommunication Services	(742,025)		– 0	–		– 0	–	(742,025)
Government Issues	– 0	–	(20,030,815)			– 0	–	(20,030,815)

60	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Notes to Consolidated Financial Statements

Investments in Securities:	Level 1			Level 2		Level 3			Total
Corporate Bonds	$	– 0	–	$(10,139,361)		$	– 0	–	$(10,139,361)
Depository Receipts		(3,041,741)		– 0	–		– 0	–	(3,041,741)
R.E. Investment Trust Units		(927,153)		– 0	–		– 0	–	(927,153)

Total Investments in Securities		187,088,254		61,181,883			10,271,062		258,541,199
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts		– 0	–	253,369			– 0	–	253,369
Credit Default Swaps		– 0	–	299,053			– 0	–	299,053
Centrally Cleared Credit Default Swaps		– 0	–	34,942			– 0	–	34,942
Total Return Swaps		– 0	–	441,649			– 0	–	441,649
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(55,520)			– 0	–	(55,520)
Call Options Written		– 0	–	(20,150)			– 0	–	(20,150)
Put Options Written		– 0	–	(39,613)			– 0	–	(39,613)
Credit Default Swaptions Written		– 0	–	(806)			– 0	–	(806)
Credit Default Swaps		– 0	–	(788,189)			– 0	–	(788,189)
Centrally Cleared Credit Default Swaps		– 0	–	(208,598)			– 0	–	(208,598)
Total Return Swaps		– 0	–	(294,531)			– 0	–	(294,531)

Total+		$187,088,254		$60,803,489			$10,271,062		$258,162,805

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

+	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporate Bonds			Convertible Bonds			Warrants
Balance as of 7/31/14(a)	$	– 0	–	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		(9,405)			1,772			– 0	–
Realized gain (loss)		(75,823)			(874)			– 0	–
Change in unrealized appreciation/depreciation		(177,026)			(81,605)			(274,425)
Purchases		8,249,488			2,647,270			1,030,501
Sales		(1,416,196)			(163,857)			– 0	–
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–		– 0	–

Balance as of 11/30/14		$6,571,038			$2,402,706			$756,076

Net change in unrealized appreciation/depreciation from investments held as of 11/30/14		$(177,026)			$(81,605)			$(274,425)

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	61

Notes to Consolidated Financial Statements

	Collateralized Mortgage Obligations			Total
Balance as of 7/31/14(a)	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		(7,633)
Realized gain (loss)		– 0	–		(76,697)
Change in unrealized appreciation/depreciation		1,353			(531,703)
Purchases		576,000			12,503,259
Sales		(36,111)			(1,616,164)
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 11/30/14		$541,242			$10,271,062

Net change in unrealized appreciation/depreciation from investments held as of 11/30/14		$1,353			$(531,703)

(a)	Commencement of Operations.

As of November 30, 2014 all level 3 securities were priced by third party vendors.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports

62	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Notes to Consolidated Financial Statements

are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (all years since inception of the Fund’s) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income (or dividend expense) is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income (or interest expense) is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	63

Notes to Consolidated Financial Statements

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each Portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Offering Expenses

Offering expenses of $285,325 were deferred and amortized on a straight line basis over a one year period starting from July 31, 2014 (commencement of operations).

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1.90% of the Fund’s average daily net assets. The Adviser compensates the Sub-Advisers out of the investment advisory fee it receives from the Fund. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 2.24%, 2.99%, 1.99%, 2.49%, 2.24%, 1.99% and 1.99% of daily average net assets for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. Under the agreement, any fees waived and expenses borne by the Adviser are subject to repayment by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no repayment will be made that would cause the Fund’s total annual fund operating expenses to exceed the net fee percentage set forth in the preceding sentence. This fee waiver and/or expense reimbursement agreement may not be terminated by the Adviser before July 31, 2015. For the period ended November 30, 2014, such reimbursement amounted to $693,294, which is subject to repayment.

During the period ended November 30, 2014, the Sub-Adviser reimbursed the Fund $459 for trading losses incurred due to a trade entry error.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account

64	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Notes to Consolidated Financial Statements

services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $27,943 for the period ended November 30, 2014.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $-0- from the sale of Class A shares and received $-0- in contingent deferred sales charges imposed upon redemptions by shareholders of Class C shares for the period ended November 30, 2014.

The Fund may invest in the AB Fixed-Income Shares, Inc. — Government STIF Portfolio (“Government STIF Portfolio”), an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Fund’s transactions in shares of the Government STIF Portfolio for the period ended November 30, 2014 is as follows:

Market Value July 31, 2014(a) (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value November 30, 2014 (000)	Dividend Income (000)
$	– 0 –	$450,553	$405,422	$45,131	$15

(a)	Commencement of operations.

Brokerage commissions paid on investment transactions for the period ended November 30, 2014 amounted to $508,168, of which $28 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares, and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $107, $-0- and $-0- for Class C, Class R and Class K

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	65

Notes to Consolidated Financial Statements

shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended November 30, 2014, were as follows:

	Purchases	Sales	Securities Sold Short	Covers on Securities Sold Short
Investment securities (excluding U.S. government securities)	$476,666,055	$175,064,584	$94,910,876	$199,458,559
U.S. government securities	19,193,520	6,158,270	22,330,512	41,180,815

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency, written options and swap transactions) are as follows:

Gross Unrealized		Net Unrealized Appreciation on Investments	Net Unrealized Depreciation on Securities Sold Short		Net Unrealized Appreciation
Appreciation on Investments	Depreciation on Investments
$20,464,976	$(7,858,570)	$12,606,406	$(3,825,730	)(a)	$8,780,676

(a)	Gross unrealized appreciation was $2,448,731 and gross unrealized depreciation was $(6,274,461), resulting in net unrealized depreciation of $(3,825,730).

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

66	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Notes to Consolidated Financial Statements

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

The Fund may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return on a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	67

Notes to Consolidated Financial Statements

During the period ended November 30, 2014, the Fund held purchased options for hedging and non-hedging purposes. During the period ended November 30, 2014, the Fund held written options for hedging and non-hedging purposes.

For the period ended November 30, 2014, the Fund had the following transactions in written options:

	Number of Contracts		Premiums Received
Options written outstanding as of 07/31/2014(a)	– 0	–	$	– 0	–
Options written	5,152			647,643
Options expired	– 0	–		– 0	–
Options bought back	(4,506)			(564,947)
Options exercised	– 0	–		– 0	–

Options written outstanding as of 11/30/2014	646			$82,696

	Notional Amount		Premiums Received
Swaptions written outstanding as of 07/31/2014(a)	– 0	–	$	– 0	–
Swaptions written	22,000,000			121,078
Swaptions expired	– 0	–		– 0	–
Swaptions bought back	(13,000,000)			(36,393)
Swaptions exercised	– 0	–		– 0	–

Swaptions written outstanding as of 11/30/14	9,000,000			$84,685

(a)	Commencement of operations.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets and currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, including by making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by

68	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Notes to Consolidated Financial Statements

having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the consolidated statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the consolidated statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the consolidated statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the consolidated statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the consolidated statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential of a counterparty to meet the terms of the contract. The credit/counterparty risk for swaps cleared through a central clearinghouse’s exchange is generally less than privately negotiated swaps, since the clearinghouse, which is the issuer or counterparty to each exchange-traded swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded swaps is generally less than privately negotiated swaps, since the clearinghouse, which is the issuer or counterparty to each exchange-traded swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	69

Notes to Consolidated Financial Statements

closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same reference obligation with the same counterparty. As of November 30, 2014, the Fund had Buy Contracts outstanding with respect to the same referenced obligation and counterparty as certain Sale Contracts which may partially offset the Maximum Payout Amount in the amount of $1,293,188.

Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

During the period ended November 30, 2014, the Fund held credit default swaps for hedging and non-hedging purposes.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the consolidated portfolio of investments. The

70	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Notes to Consolidated Financial Statements

implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

Total Return Swaps:

The Fund may enter into total return swaps in order take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the period ended November 30, 2014, the Fund held total return swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as exchange-traded derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	71

Notes to Consolidated Financial Statements

The Fund’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

At November 30, 2014, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Receivable/Payable for variation margin on exchange-traded derivatives	$34,942	*	Receivable/Payable for variation margin on exchange-traded derivatives	$208,598	*

Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	253,369		Unrealized depreciation on forward currency exchange contracts	55,520

Credit contracts	Investments in securities, at value	3,722

Equity contracts	Investments in securities, at value	1,146,565

Credit contracts				Swaptions written, at value	806

Equity contracts				Options written, at value	59,763

Credit contracts	Unrealized appreciation on credit default swaps	299,053		Unrealized depreciation on credit default swaps	788,189

Equity contracts	Unrealized appreciation on total return swaps	441,649		Unrealized depreciation on total return swaps	294,531

Total		$2,179,300			$1,407,407

*	Only variation margin receivable/payable at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the consolidated portfolio of investments.

72	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Notes to Consolidated Financial Statements

The effect of derivative instruments on the consolidated statement of operations for the period ended November 30, 2014:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	$170,072	$197,849

Credit contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	(25,451)	(149,512)

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	504,720	(197,016)

Credit contracts	Net realized gain (loss) on swaptions written; Net change in unrealized appreciation/depreciation of swaptions written	12,877	83,879

Equity contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation/depreciation of options written	(221,555)	22,933

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(58,032)	(662,792)

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(70,479)	147,118

Total		$312,152	$(557,541)

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	73

Notes to Consolidated Financial Statements

The following table represents the volume of the Fund’s derivative transactions during the period ended November 30, 2014:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$1,735,177	(a)
Average principal amount of sale contracts	$12,411,218	(b)

Purchased Options:
Average monthly cost	$814,528	(a)

Credit Default Swaps:
Average notional amount of buy contracts	$242,473	(c)
Average notional amount of sale contracts	$47,419,115	(b)

Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$11,064,955	(d)

Total Return Swaps:
Average notional amount	$15,616,688	(b)

(a)	Positions were open for five months during the period.

(b)	Positions were open for four months during the period.

(c)	Positions were open for one month during the period.

(d)	Positions were open for three months during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the consolidated statement of assets and liabilities.

All derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/ pledged by the Fund as of November 30, 2014:

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset	Cash Collateral Received	Security Collateral Received	Net Amount of Derivatives Assets
Exchange-Traded Derivatives:
Merrill Lynch Pierce Fenner & Smith Inc.	$239,760	$(37,493)	$	– 0	–	$	– 0	–	$202,267
Morgan Stanley Co., Inc.**	1,244,847	(806)	– 0	–	– 0	–	1,244,041

Total	$1,484,607	$(38,299)	$	– 0	–	$	– 0	–	$1,446,308

OTC Derivatives:
Bank of America, NA	36,695	(36,695)	– 0	–	– 0	–	– 0	–
Credit Suisse International	28,347	– 0	–	– 0	–	– 0	–	28,347
Credit Suisse Securities (USA) LLC	77,275	(31,693)	– 0	–	– 0	–	45,582
Goldman Sachs & Co.	343,573	(343,573)	– 0	–	– 0	–	– 0	–
Morgan Stanley Co., Inc.	1,461,138	(797,988)	– 0	–	– 0	–	663,150

74	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Notes to Consolidated Financial Statements

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset	Cash Collateral Received			Security Collateral Received			Net Amount of Derivatives Assets
State Street Bank London	$60,200	$(354)	$	– 0	–	$	– 0	–	$59,846
State Street Bank & Trust Co.	62,185	(11,732)		– 0	–		– 0	–	50,453

Total	$2,069,413	$(1,222,035)	$	– 0	–	$	– 0	–	$847,378	^

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivatives Liabilities
Exchange-Traded Derivatives:
Cantor Fitzgerald & Co.	$17,225	$	– 0	–	$	– 0	–	$	– 0	–	$17,225
Merrill Lynch Pierce Fenner & Smith Inc.	37,493		(37,493)			– 0	–		– 0	–	– 0	–
Merrill Lynch Professional Clearing Corp.	5,045		– 0	–		– 0	–		– 0	–	5,045
Morgan Stanley Co., Inc.	806		(806)			– 0	–		– 0	–	– 0	–

Total	$60,569		$(38,299)		$	– 0	–	$	– 0	–	$22,270

OTC Derivatives:
Bank of America, NA	48,502		(36,695)			– 0	–		– 0	–	11,807
Credit Suisse Securities (USA) LLC	31,693		(31,693)			– 0	–		– 0	–	– 0	–
Goldman Sachs & Co.	850,865		(343,573)			(507,292)			– 0	–	– 0	–
Morgan Stanley Co., Inc.	797,988		(797,988)			– 0	–		– 0	–	– 0	–
State Street Bank London	354		(354)			– 0	–		– 0	–	– 0	–
State Street Bank & Trust Co.	11,732		(11,732)			– 0	–		– 0	–	– 0	–

Total	$1,741,134		$(1,222,035)			$(507,292)		$	– 0	–	$11,807	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

**	Cash has been posted for initial margin requirements for exchange traded derivatives outstanding at November 30, 2014.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. dollar securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures,

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	75

Notes to Consolidated Financial Statements

swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares	Amount
	July 31, 2014(a) to November 30, 2014 (unaudited)	July 31, 2014(a) to November 30, 2014 (unaudited)

Class A
Shares sold	1,513	$15,004

Net increase	1,513	$15,004

Class C
Shares sold	5,542	$55,486

Net increase	5,542	$55,486

Advisor Class
Shares sold	3,847	$38,162

Net increase	3,847	$38,162

Class R
Shares sold	1,000	$10,003

Net increase	1,000	$10,003

Class K
Shares sold	1,000	$10,003

Net increase	1,000	$10,003

Class I
Shares sold	1,000	$10,003

Net increase	1,000	$10,003

Class Z
Shares sold	41,009,017	$410,288,092

Shares redeemed	(1,492,915)	(14,861,324)

Net increase	39,516,102	$395,426,768

(a)	Commencement of operations.

NOTE F

Risks Involved in Investing in the Fund

Allocation and Management Risk—The Adviser will invest the assets of the Fund primarily by allocating Fund assets to the Sub-Advisers. The success of the Fund

76	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Notes to Consolidated Financial Statements

depends, in part, upon the ability of the Sub-Advisers to develop and implement Strategies to achieve the Fund’s investment objective. There is no assurance that the Adviser’s allocation decisions will result in the desired effects. Subjective decisions made by the Adviser (e.g., with respect to allocation among Strategies) and/or the Sub-Advisers may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The success of the Fund’s investment program depends primarily on the trading and investing skills of the Sub-Advisers rather than on the trading and investing skills of the Adviser itself. To the extent that the Adviser is unable to select, manage, allocate appropriate levels of capital to, and invest with Sub-Advisers that, in the aggregate, are able to produce consistently positive returns for the Fund, the performance of the Fund may be impaired.

Some Sub-Advisers have little experience managing registered investment companies which, unlike the private investment funds these Sub-Advisers have been managing, are subject to daily inflows and outflows of investor cash and are subject to certain legal and tax-related restrictions on their investments and operations. Subject to the overall supervision of the Fund’s investment program by the Adviser, each Sub-Adviser is responsible, with respect to the portion of the Fund’s assets it manages, for compliance with the Fund’s investment strategies and applicable law.

Strategies implemented by the Sub-Advisers may fail to produce the intended results. The success of a particular Sub-Adviser is dependent on the expertise of its portfolio managers. Certain Sub-Advisers may have only one or a limited number of key individuals responsible for managing the Fund’s assets. The loss of one or more key individuals from a Sub-Adviser could have a materially adverse effect on the performance of the Fund.

Short Sales Risk—The Fund may engage in short-selling, which involves the sale of a security that the Fund does not own in the hope of purchasing the same or equivalent security at a later date at a lower price. A short sale involves the risk of an increase in the market price of the security, and therefore the possibility of a theoretically unlimited loss. The Fund must borrow the security to initiate the short sale, and it may be difficult and costly to effect the purchase of the security in order to return it to the lender, particularly if the security is illiquid. The Fund may for a number of reasons be forced to unwind a short sale at a disadvantageous price.

Volatility Risk—The Fund will frequently be subject to substantial volatility, which could result from a number of causes. Furthermore, there is the risk that a disproportionate share of the Fund’s assets may be committed to one or more investment strategies or techniques, which would result in less diversification than would be suggested by the number of Sub-Advisers being employed. The allocation of Fund assets to Sub-Advisers in response to particular market conditions could increase volatility and potential for loss if such market conditions continue to worsen or react in a manner not anticipated by the Adviser.

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	77

Notes to Consolidated Financial Statements

Portfolio Turnover Risk—Certain Sub-Advisers may invest and trade securities on the basis of certain short-term market considerations. The resultant high portfolio turnover could potentially involve substantial brokerage commissions and fees.

Special Situations Investment Risk—Special situations investing requires a Sub-Adviser to make predictions about the likelihood that an event will occur and the impact such event will have on the value of a company’s securities. If the event fails to occur or it does not have the effect foreseen, losses can result.

Fixed-Income Securities Risk—The Fund may invest in debt or other fixed-income securities of U.S. and non-U.S. issuers. The value of fixed-income securities will change in response to fluctuations in interest rates and changes in market perception of the issuer’s creditworthiness or other factors. The Fund may invest to a substantial degree in debt securities rated below investment grade, otherwise known as high-yield securities or “junk bonds.” High-yield securities may rank junior to other outstanding securities and obligations of the issuer. Moreover, high-yield securities may not be protected by financial covenants or limitations on additional indebtedness. Companies that issue high-yield securities are often highly leveraged and may not have available to them more traditional methods of financing. High-yield securities face ongoing uncertainties and exposure to adverse business, financial or economic conditions that could lead to the issuer’s inability to meet timely interest and principal payments.

Derivative Instruments Risk—The Fund may enter into options, futures, forwards, swaps and other derivative instrument contracts. Derivative instruments may be subject to various types of risks, including market risk, liquidity risk, the risk of nonperformance by the counterparty, including risks relating to the financial soundness and creditworthiness of the counterparty, legal risk and operations risk. The prices of derivative instruments can be highly volatile. Depending on the nature of the derivative, price movements may be influenced by interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. Derivative transactions intended to hedge against fluctuations in the value of the Fund’s positions will typically limit the opportunity for gain if the value of such positions should increase, and may not work as intended and actually compound losses.

Non-U.S. Investments Risk—The Fund may invest in securities of non-U.S. companies and foreign countries. Investing in the securities of such companies and countries involves political and economic considerations, such as: the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of imposition of withholding or other taxes on income or capital gains; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and price volatility; fluctuations in the rate of exchange between currencies and

78	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Notes to Consolidated Financial Statements

costs associated with currency conversion; and certain government policies that may restrict the Fund’s investment opportunities. The economies of non-U.S. countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, asset reinvestment, resource self-sufficiency and balance of payments position. In addition, accounting and financial reporting standards that prevail in non-U.S. countries generally are not equivalent to U.S. standards and, consequently, less information may be available to investors in companies located in non-U.S. countries than is available to investors in companies located in the United States.

Currency Risk—The Fund may invest a portion of its assets in instruments denominated in currencies other than the U.S. dollar, the prices of which are determined with reference to currencies other than the U.S. dollar. The Fund, however, generally values its securities and other assets in U.S. dollars. To the extent unhedged, the value of the Fund’s assets will fluctuate with currency exchange rates as well as with the price changes of the Fund’s investments. Thus, an increase in the value of the U.S. dollar compared to the other currencies in which the Fund makes its investments will reduce the effect of increases and magnify the effect of decreases in the prices of the Fund’s securities in their local markets. The Fund may utilize financial instruments such as currency options and forward contracts to hedge currency fluctuations, but there can be no assurance that such hedging transactions (if implemented) will be effective.

Multi-Manager Risk—The multi-manager strategy employed by the Fund involves special risks, which include:

•

Offsetting positions. Sub-Advisers may make investment decisions which conflict with each other; for example, at any particular time, one Sub-Adviser may be purchasing shares of an issuer whose shares are being sold by another Sub-Adviser. Consequently, the Fund could indirectly incur transaction costs without accomplishing any net investment result.

•

Proprietary investment strategy risk. Sub-Advisers may use proprietary or licensed investment strategies that are based on considerations and factors that are not fully disclosed to the Board or the Adviser. Moreover, these proprietary or licensed investment strategies, which may include quantitative mathematical models or systems, may be changed or refined over time. A Sub-Adviser (or the licensor of the strategies used by the Sub-Adviser) may make certain changes to the strategies the Sub-Adviser has previously used, may not use such strategies at all (or the Sub-Adviser’s license may be revoked), and may use additional strategies, where such changes or discretionary decisions, and the reasons for such changes or decisions, are also not fully disclosed to the Board or the Adviser. These strategies may involve risks under some market conditions that are not anticipated by the Adviser or the Fund.

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	79

Notes to Consolidated Financial Statements

Non-Diversification Risk—The Fund is a “non-diversified” investment company, which means that the Fund may invest a larger portion of its assets in a smaller number of issuers than a diversified investment company. This increases the risks of investing in the Fund because the performance of each security in which the Fund invests has a greater impact on the Fund’s performance. To the extent that the Fund invests a relatively high percentage of its assets in securities of a limited number of companies, the Fund may also be more susceptible than a diversified investment company to any single economic, political or regulatory occurrence.

Leverage Risk—Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment by attempting to enhance return or value without increasing the investment amount. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so.

NOTE G

Tax Information

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These capital loss carryforwards will retain their character as either short-term or long-term capital losses.

NOTE H

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

80	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Notes to Consolidated Financial Statements

CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	July 31, 2014(a) to November 30, 2014 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.02)
Net realized and unrealized gain on investment and foreign currency transactions	.14
Contributions from Sub-Adviser	.00	(d)

Net increase in net asset value from operations	.12

Net asset value, end of period	$ 10.12

Total Return
Total investment return based on net asset value(e)	1.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	2.80	%^
Expenses, before waivers/reimbursements(f)	4.31	%^
Net investment loss(c)	(.74	)%^
Portfolio turnover rate	72%
Portfolio turnover rate (including securities sold short)	122%

See footnote summary on page 88.

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	81

Consolidated Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	July 31, 2014(a) to November 30, 2014 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.04)
Net realized and unrealized gain on investment and foreign currency transactions	.13
Contributions from Sub-Adviser	.00	(d)

Net increase in net asset value from operations	.09

Net asset value, end of period	$ 10.09

Total Return
Total investment return based on net asset value(e)	1.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$56
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	3.57	%^
Expenses, before waivers/reimbursements(f)	5.31	%^
Net investment loss(c)	(1.14	)%^
Portfolio turnover rate	72%
Portfolio turnover rate (including securities sold short)	122%

See footnote summary on page 88.

82	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Consolidated Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	July 31, 2014(a) to November 30, 2014 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.01)
Net realized and unrealized gain on investment and foreign currency transactions	.13
Contributions from Sub-Adviser	.00	(d)

Net increase in net asset value from operations	.12

Net asset value, end of period	$ 10.12

Total Return
Total investment return based on net asset value(e)	1.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$39
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	2.54	%^
Expenses, before waivers/reimbursements(f)	4.04	%^
Net investment loss(c)	(.44	)%^
Portfolio turnover rate	72%
Portfolio turnover rate (including securities sold short)	122%

See footnote summary on page 88.

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	83

Consolidated Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class R
	July 31, 2014(a) to November 30, 2014 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.03)
Net realized and unrealized gain on investment and foreign currency transactions	.14
Contributions from Sub-Adviser	.00	(d)

Net increase in net asset value from operations	.11

Net asset value, end of period	$ 10.11

Total Return
Total investment return based on net asset value(e)	1.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	3.03	%^
Expenses, before waivers/reimbursements(f)	3.54	%^
Net investment loss(c)	(1.02	)%^
Portfolio turnover rate	72%
Portfolio turnover rate (including securities sold short)	122%

See footnote summary on page 88.

84	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Consolidated Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class K
	July 31, 2014(a) to November 30, 2014 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.03)
Net realized and unrealized gain on investment and foreign currency transactions	.15
Contributions from Sub-Adviser	.00	(d)

Net increase in net asset value from operations	.12

Net asset value, end of period	$ 10.12

Total Return
Total investment return based on net asset value(e)	1.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	2.78	%^
Expenses, before waivers/reimbursements(f)	3.26	%^
Net investment loss(c)	(.78	)%^
Portfolio turnover rate	72%
Portfolio turnover rate (including securities sold short)	122%

See footnote summary on page 88.

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	85

Consolidated Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	July 31, 2014(a) to November 30, 2014 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.02)
Net realized and unrealized gain on investment and foreign currency transactions	.15
Contributions from Sub-Adviser	.00	(d)

Net increase in net asset value from operations	.13

Net asset value, end of period	$ 10.13

Total Return
Total investment return based on net asset value(e)	1.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	2.53	%^
Expenses, before waivers/reimbursements(f)	3.00	%^
Net investment loss(c)	(.51	)%^
Portfolio turnover rate	72%
Portfolio turnover rate (including securities sold short)	122%

See footnote summary on page 88.

86	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Consolidated Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class Z
	July 31, 2014(a) to November 30, 2014 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.02)
Net realized and unrealized gain on investment and foreign currency transactions	.14
Contributions from Sub-Adviser	.00	(d)

Net increase in net asset value from operations	.12

Net asset value, end of period	$ 10.12

Total Return
Total investment return based on net asset value(e)	1.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$400,015
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	2.56	%^
Expenses, before waivers/reimbursements(f)	3.02	%^
Net investment loss(c)	(.55	)%^
Portfolio turnover rate	72%
Portfolio turnover rate (including securities sold short)	122%

See footnote summary on page 88.

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	87

Consolidated Financial Highlights

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees and expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $.005.

(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	The expense ratios presented below exclude expenses on securities sold short:

	July 31, 2014(a) to November 30, 2014 (unaudited)
Class A
Net of waivers	2.24	%^
Before waivers	3.75	%^
Class C
Net of waivers	2.99	%^
Before waivers	4.73	%^
Advisor Class
Net of waivers	1.99	%^
Before waivers	3.49	%^
Class R
Net of waivers	2.49	%^
Before waivers	3.00	%^
Class K
Net of waivers	2.24	%^
Before waivers	2.72	%^
Class I
Net of waivers	1.99	%^
Before waivers	2.47	%^
Class Z
Net of waivers	1.99	%^
Before waivers	2.88	%^

^	Annualized.

See notes to consolidated financial statements.

88	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

Consolidated Financial Highlights

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1) , Chairman John H. Dobkin(1) Michael J. Downey(1) William H. Foulk, Jr.(1) D. James Guzy(1)	Nancy P. Jacklin(1) Robert M. Keith, President and Chief Executive Officer Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Marc H. Gamsin(2), Vice President Greg Outcalt(2), Vice President	Joseph J. Mantineo, Treasurer and Chief Financial Officer Emilie D. Wrapp, Secretary Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc. 1345 Avenue of the Americas

New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc. P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund are made by its senior management team. Messrs. Gamsin and Outcalt are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	89

Board of Directors

Information Regarding the Review and Approval of the Fund’s Advisory Agreement and Sub-Advisory Agreements

The disinterested directors (the “directors”) of AllianceBernstein Cap Fund, Inc. (the “Company”) unanimously approved (i) the proposed Investment Advisory Contract (the “Advisory Agreement”) between the Adviser and the Company in respect of AllianceBernstein Multi-Manager Alternative Strategies Fund (the “Fund”) and (ii) each proposed Investment Sub-Advisory Agreement (each a “Sub-Advisory Agreement”) between the Adviser and each of the sub-advisers (each a “Sub-Adviser”) listed below, in respect of the Fund, each for an initial two-year period, at meetings held on May 5-8, 2014 and June 25, 2014.

•	Chilton Investment Company, LLC

•	Impala Asset Management LLC

•	Kynikos Associates LP

•	Lyrical Asset Management LP

•	Passport Capital, LLC

•	Sirios Capital Management, L.P.

•	River Canyon Fund Management LLC

•	First Pacific Advisors, LLC

•	Halcyon Liquid Strategies IC Management LP

•	CQS (US), LLC

•	MPAM Credit Trading Partners L.P.

Prior to approval of the Advisory Agreement and each Sub-Advisory Agreement, the directors had requested from the Adviser and the Sub-Advisers, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement and Sub-Advisory Agreements with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the proposed advisory fee, in which the Senior Officer concluded that the proposed contractual advisory fee for the Fund was reasonable. The directors also reviewed certain supplemental information relating to the Fund that had been prepared by the Company’s Senior Officer. The directors also discussed the proposed approvals in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the Company, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s

90	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AllianceBernstein Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the AllianceBernstein Funds and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund, and the overall arrangements (i) between the Fund and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee and (ii) between the Adviser and each Sub-Adviser, as provided in the relevant Sub-Advisory Agreement, including the sub-advisory fee payable by the Adviser to the Sub-Adviser, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The directors also determined that the selection of each Sub-Adviser and the proposed arrangements and fees with it were reasonable and in the best interests of the Fund. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the AllianceBernstein Funds. The directors considered both the investment advisory services and the other non-advisory services outlined with specificity in the Advisory Agreement that would be provided to the Fund by the Adviser. They also noted the professional experience and qualifications of the Fund’s portfolio managers and other members of the investment team and other senior personnel of the Adviser. The directors noted that the Advisory Agreement, unlike the advisory agreements for most of the other AllianceBernstein Funds, does not provide for reimbursement to the Adviser of the Adviser’s costs of providing administrative and accounting services for the Fund. These services will be covered by the advisory fee.

The directors noted that the Fund will generally use a “manager of managers” structure (the “Manager of Managers Structure”), and that the Adviser and the Company have applied for an exemptive order from the SEC that would permit the Adviser, with respect to the Fund, to enter into sub-advisory agreements with sub-advisers when the Adviser proposes to replace or add a sub-adviser, or

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	91

to materially amend a sub-advisory agreement, in each case, subject to approval of the directors and without shareholder approval. Under the Manager of Managers Structure the Adviser will provide general management services to the Fund, including the assumption of overall supervisory responsibility for the general management and investment of the Fund’s assets, and subject to review and approval of the directors, will (i) set the Fund’s overall investment strategies, (ii) evaluate, select, and recommend sub-advisers to manage all or a portion of the Fund’s assets (a “sleeve”), (iii) allocate and, when appropriate, reallocate the Fund’s assets among sub-advisers, and (iv) monitor and evaluate the sub-advisers’ performance. The Adviser may also cause the Fund to invest its assets in shares of other investment companies.

The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also were considered. The directors also reviewed the information regarding the Adviser’s compliance and operational models for the Fund that address the allocation of responsibilities among the Adviser, the Sub-Advisers and a third party administrator, including, but not limited to, investment analytics, risk management and compliance. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their proposed relationships with the Fund, including, but not limited, to benefits relating to soft dollar arrangements (whereby the Adviser receives brokerage and research services from brokers that execute transactions for certain clients, including the Company); 12b-1 fees and sales charges to be received by the Company’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; transfer agency fees to be paid by the Fund to a wholly owned subsidiary of the Adviser; and brokerage commissions to be paid by the Fund to brokers affiliated with the Adviser. With respect to soft dollar arrangements, the directors recognized that since the Sub-Advisers of the Fund will place trading orders, benefits of soft dollar arrangements in respect of the Fund would normally accrue to the Sub-Advisers rather than the Adviser. The directors recognized that the Adviser’s future profitability

92	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

Since the Fund had not yet commenced operations and there were no existing AllianceBernstein funds with the same investment style as the Fund, no performance or other historical information for the Fund was available. Based on the Adviser’s written and oral presentations regarding the management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds, the directors concluded that they were satisfied that the Adviser was capable of providing high quality portfolio management services to the Fund.

Advisory Fee and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund and information prepared by Lipper concerning advisory fee rates paid by other funds in the same Lipper category as the Fund at a hypothetical common asset level of $500 million. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The information reviewed by the directors showed that, at the Fund’s hypothetical size of $500 million, its proposed contractual advisory fee rate of 190 basis points was lower than the Expense Group median of 195 basis points.

The Adviser informed the directors that there were no institutional products managed by it that have a substantially similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the AllianceBernstein Funds relative to institutional clients. The Adviser also noted that because mutual funds are constantly issuing and redeeming shares, they are more difficult to manage than an institutional account, where the assets tend to be relatively stable. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the Fund, as well as the difference in fee structure, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors considered the anticipated total expense ratio of the Class A shares of the Fund assuming $500 million in assets under management in comparison to the fees and expenses of funds within two comparison groups created by Lipper: an Expense Group and an Expense Universe. Lipper described an Expense Group as a representative sample of funds similar to the Fund and an Expense Universe as a broader group, consisting of all funds in the investment classification/objective with a similar load type as the Fund.

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The anticipated expense ratio of the Fund reflected fee waivers and/or expense reimbursements as a result of an expense limitation agreement between the Adviser and the Company in respect of the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Lipper category also were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view the anticipated expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others.

The directors considered the anticipated expense limitation of 2.24% for the Class A shares of the Fund for an initial period to end one year after commencement of the Fund’s public offering. Under the expense limitation agreement with the Adviser, if the Fund’s uncapped expenses for the Class A shares were to fall below 2.24%, the Adviser would be able to recoup all or a portion of the fees it had previously waived until the end of three fiscal years after the fiscal period in which amounts were waived or reimbursed. The Adviser informed the directors that the Fund’s uncapped expenses were expected to fall to the level of the expense cap when net assets reached approximately $7.5 billion.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they represent the most cost effective way to obtain desired exposures or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the proposed advisory fee for the Fund was based on services to be provided that will be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs in which the Fund may in the future invest.

The information reviewed by the directors showed that the Fund’s anticipated expense ratio of 224 basis points, giving effect to the proposed expense limitation agreement, was lower than the Expense Group median of 255 basis points and higher than the Expense Universe median of 195 basis points. The directors concluded that the Fund’s anticipated expense ratio was satisfactory.

Approval of Sub-Advisory Agreements

In determining to approve each Sub-Advisory Agreement, the directors relied to a significant extent on the due diligence review performed by the Adviser to develop a recommendation to the directors for each Sub-Adviser to serve as a sub-adviser for a sleeve of the Fund. The directors also reviewed extensive materials concerning each Sub-Adviser and either met with representatives of the Sub-Adviser or made arrangements to meet with such representatives in advance of the commencement of operations of the Fund, The directors’ review of each

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Sub-Adviser and the nature and quality of the services to be provided by it covered, among other things: historical investment performance; information about the strategy to be used by the Sub-Adviser in managing its “sleeve” of the Fund, including differences between such strategy and that used by the Sub-Adviser in managing non-investment company assets; the reputation of the Sub-Adviser in the investment management industry; its compensation structure and ability to attract and retain talented professionals; its policies and procedures to address potential conflicts of interest, including with respect to the fair allocation of investment opportunities among its various accounts; its risk management program and organization; and its compliance program. The directors also received a report from the Company’s Chief Compliance Officer concerning the compliance programs of each Sub-Adviser and a summary of material differences between the compliance policies and procedures of each Sub-Adviser and those of the Adviser.

The directors noted that the Fund’s compliance policies and procedures require each Sub-Adviser to provide information about the profitability of its relationship with the Fund and collateral benefits from such relationship in connection with future continuances of the Sub-Advisory Agreement. They also considered the amount and competitiveness of the sub-advisory fee payable to each Sub-Adviser, noting that such fee had been negotiated by the Adviser (which is not affiliated with the Sub-Adviser) and was payable by the Adviser out of the advisory fee paid to the Adviser by the Fund. They also considered information about expected portfolio turnover. The directors also reviewed the form of the Sub-Advisory Agreement to be entered into by each Sub-Adviser and the Adviser informed them of the modest variations among the agreements resulting from negotiations with the Sub-Advisers.

Economies of Scale

The directors noted that the proposed advisory and sub-advisory fee schedules for the Fund do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. They considered the Adviser’s position that four of the 10 funds (other than the Fund) in the Fund’s Lipper Expense Group have no breakpoints. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AllianceBernstein Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale at the May 2014 meetings. The directors believe that economies of scale may be realized (if at all) by the Adviser and the Sub-Advisers across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser or sub-adviser and to the economies of scale that an adviser or sub-adviser may realize in its overall mutual fund or asset management business or those components of it

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which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory and sub-advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s assets and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AllianceBernstein Cap Fund, Inc. (the “Fund”) in respect of AllianceBernstein Multi-Manager Alternative Strategies Fund (the “Portfolio”),2 prepared by Philip L. Kirstein, the Senior Officer of the Fund for the Directors of the Fund, as required by the August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Directors in connection with their review of the proposed initial approval of the Investment Advisory Agreement.

The Portfolio is an open end fund, registered under the 1940 Act, that invests primarily in “alternative” or non-traditional investments in portfolio sleeves managed by various unaffiliated sub-advisers (the “Sub-Advisers”) overseen by the Adviser. Sub- Advisers are retained by the Adviser with the Board of Directors’ approval to manage the individual sleeves in the Portfolios. The Portfolio, to a lesser extent, may invest in registered investment companies sponsored or advised by third party managers.

The Portfolio’s investment objective is to seek long term growth of capital. The Portfolio’s primary strategies are Long/Short Equity (20%-60%), Special Situations (10%-40%), Credit (10-40%) and Global Macro (0-20%).

Long Short Equity: In a Long/Short Equity strategy, a Sub-Adviser generally seeks to buy certain securities in the expectation that they will increase in value and sell other securities short in the expectation that they will decrease in value.

Special Situations: Special Situations strategies seek to take advantage of information inefficiencies resulting from a particular corporate event and exploit differences between the market value and estimated actual value of a security or instrument that may not be related to a specific corporate event.

1	The Senior Officer’s fee evaluation was completed on April 25, 2014 and discussed with the Board of Directors on May 6-8, 2014.

2	Future references to the Portfolio do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratios refer to the Class A shares of the Portfolio.

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Credit: A Sub-Adviser that employs Credit Strategies generally invests in a variety of fixed income and other securities. This strategy also includes opportunistic trading and investing in securities of distressed companies and high yield. The Portfolio may invest in various Credit Strategies that involve taking a long or short position in different financial instruments.

Global Macro: Global Macro strategies aim to identify and exploit imbalances in global economies and asset classes. Through encompassing many approaches and styles, macro strategies are linked by the utilization of macroeconomic and technical factors, rather than “bottom-up” individual security analysis, as the primary basis for management.

The Adviser proposed the Bank of America/Merrill Lynch 3-Month T-Bill Index as the Portfolio’s benchmark. The Portfolio will have a secondary benchmark, the HFRX Global Hedge Fund Index. The Adviser anticipates that Lipper will place the Portfolio in its Alternative Multi-Strategies category, and that Morningstar will place the Portfolio in its Multi-Alternative category.

The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In the Jones decision, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context

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of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s length bargaining as the benchmark for reviewing challenged fees.”3

INVESTMENT ADVISORY FEES, NET ASSETS, & EXPENSE RATIOS

The Adviser proposed that the Portfolio pays the advisory fee set forth below for receiving the services to be provided pursuant to the Investment Advisory Agreement.

Portfolio	Advisory Fee
Multi-Manager Alternative Strategies Fund[4]	1.90% of average daily net assets

The Adviser will pay the investment advisory fee earned by each of the Sub- Advisers out of the investment advisory fee it receives from the Portfolio. The Adviser has indicated that it expects to pay each of the original Sub-Advisers 1.00% for managing the Portfolio’s assets within its respective sleeve. It is possible that in the future, the Adviser will pay one or more Sub-Advisers an amount that is more or less than 1.00%. As a result, the Adviser has a potential conflict of interest since the less advisory fees it pays to the Sub-Advisers the more revenue it retains. Accordingly, the conditions of the exemptive relief, which the Adviser has requested from the SEC, attempt to address this potential conflict. For example, whenever a Sub-Adviser is hired or terminated, the Adviser will provide the Board with information disclosing the expected impact the Sub- Adviser’s hiring or termination on the Adviser’s profitability. In addition, on a quarterly basis, the Adviser will provide the Board with information regarding the impact of hiring or terminating any Sub-Adviser during the year on the Adviser’s profitability.

The Portfolio‘s Expense Limitation Agreement calls for the Adviser to establish expense caps, set forth below, for a one year period after the date the date that shares of the Portfolio is first offered to the public. The Expense Limitation Agreement also provides a mechanism for reimbursing the Adviser for its expense cap subsidy. Under the Expense Limitation Agreement, the Adviser may be able to recoup all or a portion of the amounts waived or reimbursed until the

3	Jones v. Harris at 1427.

4	Since the Portfolio does not fall within any NYAG specific category, the Portfolio is considered, by default, in the Specialty category. The proposed advisory fee for the Portfolio has a higher effective fee rate than the advisory fee schedule of the Specialty category, in which the Portfolio would have been categorized, had the Adviser proposed to implement the NYAG related fee schedule. The advisory fee schedule of the Specialty category is as follows: 75 bp on the first $2.5 billion, 65 bp on the next $2.5 billion, and 60 bp on the balance.

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end of three fiscal years after the fiscal period in which the amounts were waived or reimbursed to the extent that the reimbursements do not cause the expense ratios of the Portfolio’s share classes to exceed the expense caps. The Adviser’s ability to recoup offering expenses will terminate with the agreement.5

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking		Estimated Gross Expense Ratio[6]	Fiscal Year End
Multi-Manager	Class A	2.24%	2.54%	May 31
Alternative Strategies	Class C	2.99%	3.31%
Fund[7]	Class R	2.49%	3.00%
	Class K	2.24%	2.69%
	Class I	1.99%	2.36%
	Advisor	1.99%	2.29%
	Class Z	1.99%	2.26%

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services to be provided by the Adviser to the Portfolio that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities, make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolio will be more costly than those for institutional assets due to the greater complexities and time required for investment companies, although the Adviser will be reimbursed for providing some of these services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolio’s investors will be more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time

5	The Adviser has proposed that the Board authorize the issuance of Class 1, 2 and B shares for the Portfolio.

6	The Portfolio’s estimated gross expense ratios are based on an initial estimate of the Portfolio’s net assets at $500 million.

7	According to the Adviser, at a projected Portfolio net asset level of $1 billion, the gross expense ratio for Class A shares is 2.39%.

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for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. Managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

The Investment Advisory Agreements for the Portfolio includes provisions permitting the Adviser to retain Sub-Advisers for the Portfolio and specifying that the Adviser has an obligation to oversee the services provided by any Sub-Adviser that is retained.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar investment style as the Portfolio.8 However, the Adviser has represented that there is no category in the Form ADV for institutional products that have a substantially similar investment style as the Portfolio.9

The Adviser manages the AllianceBernstein Multi-Manager Alternative Fund, (the “MMA Fund”), a closed end U.S. registered fund that has somewhat similar investment style strategy as that contemplated for the Portfolio. The MMA Fund allocates its assets among the following strategies: Long/Short Equity, Event Driven, Credit Distressed, Emerging Markets and Global Macro. The MMA Fund is offered and sold only to accredited investors. In addition, the

8	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

9	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

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MMA Fund invests in private investment vehicles (“hedge funds”) managed by entities unaffiliated with the Adviser. Set forth in the table below is the advisory fee charged to the MMA Fund:

Portfolio	Fund	Fee
Multi-Manager Alternative Strategies Fund	MMA Fund	1.50% of average daily net assets

The Adviser has represented that it does not manage any sub-advisory relationship that has a substantially similar investment style as either of the Portfolios.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolio with fees charged to other investment companies for similar services offered by other investment advisers.10 Lipper’s analysis included the comparison of the Portfolio’s contractual management fee, estimated at an initial asset level of $500 million, to the median of the Portfolio’s Lipper Expense Group (“EG”)11 and the Portfolio’s contractual management fee ranking.12

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.13

10	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1429.

11	Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. There are limitations to Lipper expense category data because different funds categorize expenses differently.

12	The contractual management fee is calculated by Lipper using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that Portfolio had the lowest effective fee rate in the Lipper peer group.
13	Since the initial estimate of the Portfolio’s net assets is $500 million, the Senior Officer also compared the Portfolio’s contractual management fee and total expense ratio to its Lipper peers whose net assets are at least $500 million.

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Portfolio	Contractual Management Fee (%)[14]	Lipper EG Median (%)	Lipper EG Rank	Lipper EG Quintile
Multi-Manager Alternative Strategies Fund	1.900	1.948	5/11	3
funds with at least $500MM	1.900	1.725	5/6	5
funds with less than $500MM15	N/A	2.015	N/A	N/A

Lipper also compared the Portfolio’s projected total expense ratio to the medians of the Portfolio’s EG and Lipper Expense Universe (“EU”). The EU is as a broader group compared to the EG, consisting of all funds that have the same investment classification/objective and load type as the subject Portfolio.16

Portfolio	Total Expense Ratio (%)[17]	Lipper EG Median (%)	Lipper EG Rank	Lipper EG Quintile	Lipper EU Median (%)	Lipper EU Rank	Lipper EU Quintile
Multi-Manager Alternative Strategies Fund	2.240	2.550	5/11	3	1.947	16/23	4
funds with at least $500MM	2.240	2.220	4/6	4
funds with less than $500MM15	N/A	2.740	N/A	N/A

Based on this analysis, the Portfolio’s contractual management fee is lower than the overall EG median and the EG median for funds with a portfolio net asset level below $500 million; however, such fee is higher than the EG median for funds with a portfolio net asset level of $500 million or higher. The Portfolio’s total expense ratio is also lower than the overall EG median and the EG median for funds with a portfolio net asset level below $500 million; however, such expense ratio is higher than the EG median for funds with a portfolio net asset level of $500 million or higher.

14	The contractual management fee does not reflect any expense reimbursements made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative, and other services. In addition, the contractual management fee does not reflect any advisory fee waivers for expense caps.

15	Since Multi-Manager Alternative Strategies Fund has a projected initial asset estimate of $500 million, the Portfolio is not compared to peers below $500 million. Accordingly, “N/A” is listed under Contractual Management Fee, Lipper EG Rank and Lipper EG Quintile.

16	Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG peer when selecting an EU peer. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

17	Projected total expense ratio information pertains to the Portfolio’s Class A shares.

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III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio has not yet commenced operations. Therefore, there is no historic profitability data with respect to the Adviser’s investment services to the Portfolio.

In addition to the Adviser’s direct profits from managing the Portfolio, certain of the Adviser’s affiliates have business relationships with the Portfolio and may earn a profit from providing other services to the Portfolio. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive and the relationship otherwise complies with the 40 Act restrictions. These affiliates provide transfer agent, distribution and brokerage related services to the Portfolio and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges (“CDSC”) and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Fund’s principal underwriter. ABI and the Adviser have disclosed in the Portfolio’s prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Portfolio. The total amount to be paid to a financial intermediary associated with the sale of shares will generally not exceed the sum of (a) 0.25% of the current year’s fund sales by that firm and (b) 0.10% of the average daily net assets attributable to that firm over the year. In 2013, ABI paid approximately 0.05% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $19.4 million for distribution services and educational support (revenue sharing payments).

Fees and reimbursements for out of pocket expenses to be charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent

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for the Portfolio, are based on the level of the network account and the class of shares held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis.

The Portfolio’s Sub-Advisers may effect brokerage transactions in the future through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”), and its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and pay commissions for such transactions. The Adviser represented that SCB’s profitability from any future business conducted with the Portfolio’s Sub-Advisers would be comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM have experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AllianceBernstein Mutual Funds managed by the Adviser through lower fees.

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Previously in February 2008, the independent consultant provided the Board of Directors an update of the Deli18 study on advisory fees and various fund characteristics.19 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.20 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE FUND

With assets under management of approximately $454 billion as of March 31, 2014, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolio.

Since the Portfolio has not yet commenced operations, the Portfolio has no performance history.

CONCLUSION:

Based on the factors discussed in this evaluation and the information provided by the Adviser and the memorandum from your independent counsel, including the legal analysis and factors you need to consider when approving the Investment Advisory Agreement for the Portfolio, my conclusion is that the advisory fee proposed for the Portfolio is reasonable and within range of what would have been negotiated at arm’s length in light of all surrounding circumstances. This conclusion in respect of the Portfolio is based on my evaluation of all of these factors and no single factor was dispositive.

Dated: June 5, 2014

18	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry over the last four years.

19	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones v. Harris at 1429.

20	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

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THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US Equity

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Growth & Income Fund

Value Fund

International/Global Equity

International/Global Core

Global Equity & Covered Call Strategy Fund

Global Thematic Growth Fund

International Portfolio

Tax-Managed International Portfolio

International/Global Growth

International Growth Fund

International/Global Value

International Value Fund

Fixed Income

Municipal

High Income Municipal Portfolio

Intermediate California Portfolio

Intermediate Diversified Portfolio

Intermediate New York Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

Fixed Income (continued)

Taxable

High Income Fund

High Yield Portfolio

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

Alternatives

All Market Real Return Portfolio*

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Market Neutral Strategy-U.S.

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

Multi-Asset

All Market Growth Portfolio*

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Retirement Strategies

2000 Retirement Strategy

2005 Retirement Strategy

2010 Retirement Strategy

2015 Retirement Strategy

2020 Retirement Strategy

2025 Retirement Strategy

2030 Retirement Strategy

2035 Retirement Strategy

2040 Retirement Strategy

2045 Retirement Strategy

2050 Retirement Strategy

2055 Retirement Strategy

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Closed-End Funds

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein Multi-Manager Alternative Fund

AllianceBernstein National Municipal Income Fund

We also offer Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abglobal.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

*	Prior to December 15, 2014, All Market Growth Portfolio was named Dynamic All Market Fund; All Market Real Return Portfolio was named Real Asset Strategy.

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND •	107

AB Family of Funds

NOTES

108	• AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

MMAS-0152-1114

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: January 22, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: January 22, 2015